UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797922.106

ADGF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	74,200	$ 865
BorgWarner, Inc.	12,100	453
Johnson Controls, Inc.	35,756	1,112
Stoneridge, Inc. (a)	92,619	772
		3,202
Automobiles - 0.5%
Fiat SpA	54,900	578
Harley-Davidson, Inc.	35,450	872
Mazda Motor Corp. (a)	210,000	553
Thor Industries, Inc.	52,500	1,781
Winnebago Industries, Inc. (a)	59,304	693
		4,477
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,600	635
Service Corp. International	112,000	903
Stewart Enterprises, Inc. Class A	240,646	1,179
Universal Technical Institute, Inc. (a)	5,900	149
		2,866
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	91,442	1,656
Burger King Holdings, Inc.	5,900	106
DineEquity, Inc. (a)(c)	78,100	2,291
NH Hoteles SA (a)	186,334	830
O'Charleys, Inc. (a)	98,200	794
Red Robin Gourmet Burgers, Inc. (a)	16,600	329
Scientific Games Corp. Class A (a)	44,500	752
Sol Melia SA	53,932	389
Sonic Corp. (a)	119,700	1,016
Starwood Hotels & Resorts Worldwide, Inc.	11,687	452
WMS Industries, Inc. (a)	51,900	1,969
Wyndham Worldwide Corp.	222,785	5,122
		15,706
Household Durables - 1.0%
Black & Decker Corp.	13,700	993
M.D.C. Holdings, Inc.	12,699	435
Mohawk Industries, Inc. (a)	36,500	1,883
Newell Rubbermaid, Inc.	57,300	788
Pulte Homes, Inc. (a)	109,812	1,189
Stanley Furniture Co., Inc. (a)	19,400	163
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)	32,400	$ 920
Whirlpool Corp.	25,700	2,163
		8,534
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	42,762	1,030
CC Media Holdings, Inc. Class A (a)	134,400	444
Comcast Corp.:
Class A	5,697	94
Class A (special) (non-vtg.)	38,164	591
DIRECTV (a)	77,479	2,623
DISH Network Corp. Class A	95,088	1,899
Informa PLC	185,471	949
Lamar Advertising Co. Class A (a)	56,779	1,708
Liberty Media Corp. Starz Series A (a)	28,147	1,434
McGraw-Hill Companies, Inc.	48,300	1,652
MDC Partners, Inc. Class A (sub. vtg.)	35,500	332
The Walt Disney Co.	51,893	1,621
Time Warner Cable, Inc.	79,475	3,711
United Business Media Ltd.	66,100	441
Viacom, Inc. Class B (non-vtg.) (a)	40,156	1,191
		19,720
Multiline Retail - 0.6%
Lotte Shopping Co. Ltd.	86	24
Macy's, Inc.	21,500	412
Target Corp.	83,036	4,278
		4,714
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	51,300	2,093
AnnTaylor Stores Corp. (a)	110,700	1,905
Asbury Automotive Group, Inc. (a)	47,300	550
Best Buy Co., Inc.	26,957	984
Big 5 Sporting Goods Corp.	58,100	888
Cabela's, Inc. Class A (a)(c)	41,120	636
Carphone Warehouse Group PLC	154,053	436
Casual Male Retail Group, Inc. (a)	240,000	739
Gymboree Corp. (a)	17,800	774
Hengdeli Holdings Ltd.	2,736,000	1,043
Home Depot, Inc.	39,007	1,217
Lowe's Companies, Inc.	204,100	4,839
Lumber Liquidators Holdings, Inc. (a)	25,004	555
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	50,700	$ 536
OfficeMax, Inc. (a)	85,500	1,365
Penske Automotive Group, Inc. (a)	28,500	415
RadioShack Corp.	58,900	1,152
Sally Beauty Holdings, Inc. (a)	127,675	1,046
Staples, Inc.	105,568	2,719
		23,892
Textiles, Apparel & Luxury Goods - 0.3%
American Apparel, Inc. (a)(c)	121,109	340
Bosideng International Holdings Ltd.	320,000	68
Deckers Outdoor Corp. (a)	4,600	553
G-III Apparel Group Ltd. (a)	14,700	308
Iconix Brand Group, Inc. (a)	33,800	440
Steven Madden Ltd. (a)	17,862	750
Trinity Ltd.	344,000	188
		2,647
TOTAL CONSUMER DISCRETIONARY		85,758
CONSUMER STAPLES - 9.5%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	60,829	3,044
Carlsberg AS Series B	14,900	1,151
Dr Pepper Snapple Group, Inc.	31,035	985
Molson Coors Brewing Co. Class B	20,400	824
Remy Cointreau SA	8,057	384
The Coca-Cola Co.	184,740	9,739
		16,127
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	124,867	4,214
Kroger Co.	84,500	1,867
PriceSmart, Inc.	43,800	931
Safeway, Inc.	46,300	1,154
Sysco Corp.	21,899	633
Wal-Mart Stores, Inc.	121,257	6,556
Walgreen Co.	75,706	2,668
Winn-Dixie Stores, Inc. (a)	184,100	2,014
		20,037
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.6%
Bunge Ltd.	23,382	$ 1,393
Calavo Growers, Inc.	41,400	732
Chiquita Brands International, Inc. (a)	6,300	92
Dean Foods Co. (a)	4,300	63
General Mills, Inc.	18,500	1,332
Kellogg Co.	18,700	975
Kerry Group PLC Class A	14,765	467
Leroy Seafood Group ASA	41,700	910
M. Dias Branco SA	1,300	33
Marine Harvest ASA (a)	5,898,000	5,150
Nestle SA (Reg.)	41,251	2,052
Pilgrims Pride Corp. (a)	122,363	1,104
Ralcorp Holdings, Inc. (a)	18,400	1,229
Smithfield Foods, Inc. (a)	118,400	2,038
Tingyi (Cayman Island) Holding Corp.	254,000	590
TreeHouse Foods, Inc. (a)	3,500	151
Tyson Foods, Inc. Class A	121,350	2,068
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	44,700	1,345
		21,724
Household Products - 0.7%
Energizer Holdings, Inc. (a)	22,797	1,321
Procter & Gamble Co.	73,499	4,651
		5,972
Personal Products - 0.9%
Avon Products, Inc.	74,244	2,260
BaWang International (Group) Holding Ltd.	2,023,000	1,136
Hengan International Group Co. Ltd.	146,000	1,003
Herbalife Ltd.	21,200	849
Hypermarcas SA (a)	41,800	495
NBTY, Inc. (a)	40,075	1,819
		7,562
Tobacco - 0.9%
Imperial Tobacco Group PLC	13,158	411
Japan Tobacco, Inc.	125	454
Lorillard, Inc.	16,063	1,173
Philip Morris International, Inc.	100,800	4,937
		6,975
TOTAL CONSUMER STAPLES		78,397
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.8%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	42,410	$ 2,032
BJ Services Co.	54,100	1,182
Global Industries Ltd. (a)	160,943	1,086
Halliburton Co.	74,500	2,246
ION Geophysical Corp. (a)	48,871	224
Nabors Industries Ltd. (a)	57,686	1,271
National Oilwell Varco, Inc.	139,488	6,064
Noble Corp.	29,779	1,258
Parker Drilling Co. (a)	87,100	447
Patterson-UTI Energy, Inc.	26,400	408
Schlumberger Ltd.	50,315	3,074
Scorpion Offshore Ltd. (a)	231,000	1,130
Seahawk Drilling, Inc. (a)	20,037	412
Smith International, Inc.	32,900	1,349
Superior Well Services, Inc. (a)(c)	36,079	645
Union Drilling, Inc. (a)	79,628	532
Vantage Drilling Co. (a)	302,800	430
Weatherford International Ltd. (a)	308,953	5,156
		28,946
Oil, Gas & Consumable Fuels - 7.3%
Alpha Natural Resources, Inc. (a)	20,760	955
Anadarko Petroleum Corp.	9,300	652
Arch Coal, Inc.	126,605	2,847
Berry Petroleum Co. Class A	91,500	2,452
Brigham Exploration Co. (a)	188,200	3,090
Cabot Oil & Gas Corp.	16,994	682
Chesapeake Energy Corp.	115,108	3,058
Compton Petroleum Corp. (a)	253,100	216
Concho Resources, Inc. (a)	26,500	1,231
Denbury Resources, Inc. (a)	103,800	1,462
EOG Resources, Inc.	25,300	2,379
EXCO Resources, Inc.	92,761	1,754
Heritage Oil PLC (a)	46,400	331
Hess Corp.	23,500	1,382
Holly Corp.	33,700	865
International Coal Group, Inc. (a)(c)	236,127	1,030
InterOil Corp. (a)(c)	13,600	854
Iteration Energy Ltd. (a)	12,600	20
Keyera Facilities Income Fund	3,462	87
Lukoil Oil Co. sponsored ADR	8,869	472
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	8,000	$ 345
Niko Resources Ltd.	10,600	1,007
Northern Oil & Gas, Inc. (a)	135,210	1,671
Occidental Petroleum Corp.	65,180	5,205
OPTI Canada, Inc. (a)	550,800	989
OPTI Canada, Inc. (a)(d)	280,600	504
PetroBakken Energy Ltd. (a)(d)	11,900	319
PetroBakken Energy Ltd. Class A	43,968	1,178
Petrohawk Energy Corp. (a)	294,413	6,300
Petroleo Brasileiro SA - Petrobras sponsored ADR	9,500	405
Plains Exploration & Production Co. (a)	142,700	4,682
Range Resources Corp.	52,400	2,652
Rex Energy Corp. (a)	27,300	378
Rosetta Resources, Inc. (a)	40,977	767
SandRidge Energy, Inc. (a)(c)	214,289	1,701
Southwestern Energy Co. (a)	84,500	3,595
Suncor Energy, Inc.	70,680	2,043
Venoco, Inc. (a)(c)	62,894	722
		60,282
TOTAL ENERGY		89,228
FINANCIALS - 17.9%
Capital Markets - 1.6%
AllianceBernstein Holding LP	28,300	766
Bank of New York Mellon Corp.	51,163	1,459
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	21,260	702
BlueBay Asset Management	103,253	585
Charles Schwab Corp.	91,429	1,674
GCA Savvian Group Corp.	240	215
Janus Capital Group, Inc.	69,500	869
Morgan Stanley	191,000	5,382
Northern Trust Corp.	16,800	895
optionsXpress Holdings, Inc.	6,347	100
TD Ameritrade Holding Corp. (a)	27,366	479
		13,126
Commercial Banks - 5.5%
Associated Banc-Corp.	150,600	1,944
CapitalSource, Inc.	594,955	3,272
Huntington Bancshares, Inc.	270,400	1,301
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	585,200	$ 2,981
PNC Financial Services Group, Inc.	216,689	11,649
Regions Financial Corp.	102,925	695
SVB Financial Group (a)	39,562	1,763
Wells Fargo & Co.	689,015	18,846
Wilmington Trust Corp., Delaware (c)	215,122	3,102
		45,553
Consumer Finance - 0.4%
Capital One Financial Corp.	25,400	959
Discover Financial Services	100,587	1,373
ORIX Corp.	12,090	928
		3,260
Diversified Financial Services - 5.1%
Bank of America Corp.	982,921	16,375
BM&F BOVESPA SA	236,100	1,538
CME Group, Inc.	7,300	2,202
Deutsche Boerse AG	13,939	969
JPMorgan Chase & Co.	357,450	15,002
Moody's Corp.	64,954	1,729
PICO Holdings, Inc. (a)	139,151	4,737
		42,552
Insurance - 3.1%
ACE Ltd.	17,000	850
Assured Guaranty Ltd.	49,200	1,038
Berkshire Hathaway, Inc.:
Class A (a)	76	9,105
Class B (a)	23,822	1,909
Conseco, Inc. (a)	56,682	282
Delphi Financial Group, Inc. Class A	25,675	548
Endurance Specialty Holdings Ltd.	24,000	923
Everest Re Group Ltd.	14,900	1,273
Genworth Financial, Inc. Class A (a)	176,700	2,817
Lincoln National Corp.	85,900	2,163
MBIA, Inc. (a)(c)	173,823	838
Platinum Underwriters Holdings Ltd.	19,300	722
Protective Life Corp.	60,000	1,102
Unum Group	38,600	803
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	28,400	$ 795
XL Capital Ltd. Class A	12,245	224
		25,392
Real Estate Investment Trusts - 1.0%
CBL & Associates Properties, Inc.	70,300	836
Developers Diversified Realty Corp.	78,403	832
Education Realty Trust, Inc.	44,800	244
Extra Space Storage, Inc.	19,400	219
Franklin Street Properties Corp.	8,500	110
Kite Realty Group Trust	8,552	35
ProLogis Trust	98,100	1,265
Public Storage	10,125	832
Segro PLC	76,600	372
SL Green Realty Corp.	34,200	1,746
The Macerich Co.	14,728	525
U-Store-It Trust	60,100	391
Vornado Realty Trust	8,465	556
		7,963
Real Estate Management & Development - 1.2%
Avatar Holdings, Inc. (a)	5,086	82
CB Richard Ellis Group, Inc. Class A (a)	459,200	6,061
Forest City Enterprises, Inc. Class A (a)	16,500	198
Iguatemi Empresa de Shopping Centers SA	46,600	737
Jones Lang LaSalle, Inc.	28,900	1,841
Kenedix, Inc. (a)	1,225	353
Unite Group PLC (a)	193,416	857
		10,129
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	30,857	334
TOTAL FINANCIALS		148,309
HEALTH CARE - 11.7%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	13,900	688
Amgen, Inc. (a)	67,741	3,835
Amylin Pharmaceuticals, Inc. (a)	33,520	634
Biogen Idec, Inc. (a)	25,262	1,390
Cephalon, Inc. (a)	11,000	755
China Biologic Products, Inc. (a)(c)	45,864	428
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Clinical Data, Inc. (a)	49,252	$ 895
Dendreon Corp. (a)(c)	42,700	1,334
Genzyme Corp. (a)	22,872	1,308
Human Genome Sciences, Inc. (a)	59,100	1,664
ImmunoGen, Inc. (a)	5,200	34
Incyte Corp. (a)	29,079	310
Maxygen, Inc. (a)	43,375	232
Micromet, Inc. (a)	47,900	356
OREXIGEN Therapeutics, Inc. (a)	124,394	781
Protalix BioTherapeutics, Inc. (a)(c)	89,550	605
Rigel Pharmaceuticals, Inc. (a)	77,700	587
Theravance, Inc. (a)(c)	124,580	1,357
United Therapeutics Corp. (a)	23,600	1,355
		18,548
Health Care Equipment & Supplies - 1.7%
AGA Medical Holdings, Inc.	44,968	603
C. R. Bard, Inc.	22,230	1,862
Covidien PLC	64,602	3,173
ev3, Inc. (a)	61,852	900
Inverness Medical Innovations, Inc. (a)	31,200	1,217
Nobel Biocare Holding AG (Switzerland)	15,985	406
Orthofix International NV (a)	34,081	1,162
Orthovita, Inc. (a)	122,512	470
St. Jude Medical, Inc. (a)	30,100	1,150
Stryker Corp.	28,800	1,529
William Demant Holding AS (a)	12,200	870
Wright Medical Group, Inc. (a)	47,950	808
		14,150
Health Care Providers & Services - 3.5%
Aetna, Inc.	68,033	2,040
Brookdale Senior Living, Inc. (a)	115,600	2,078
CIGNA Corp.	145,980	5,001
Community Health Systems, Inc. (a)	18,200	624
DaVita, Inc. (a)	14,927	920
Emeritus Corp. (a)	16,097	282
Express Scripts, Inc. (a)	39,300	3,773
Henry Schein, Inc. (a)	16,600	943
McKesson Corp.	19,900	1,177
Medco Health Solutions, Inc. (a)	46,000	2,909
Psychiatric Solutions, Inc. (a)	38,100	817
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	30,233	$ 1,716
UnitedHealth Group, Inc.	129,359	4,380
Universal Health Services, Inc. Class B	58,600	1,818
VCA Antech, Inc. (a)	34,400	819
		29,297
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	16,376	831
Thermo Fisher Scientific, Inc. (a)	34,177	1,667
		2,498
Pharmaceuticals - 3.9%
Abbott Laboratories	23,201	1,259
Allergan, Inc.	21,880	1,278
Ardea Biosciences, Inc. (a)	63,808	909
Cadence Pharmaceuticals, Inc. (a)(c)	164,058	1,408
Merck & Co., Inc.	236,195	8,711
Novartis AG sponsored ADR (c)	19,553	1,082
Novo Nordisk AS Series B	19,727	1,393
Pfizer, Inc.	555,400	9,747
Pronova BioPharma ASA (a)	289,500	872
Roche Holding AG (participation certificate)	1,437	240
Sanofi-Aventis	33,813	2,467
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,110	1,687
ViroPharma, Inc. (a)	88,700	1,105
		32,158
TOTAL HEALTH CARE		96,651
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.2%
Chemring Group PLC	19,600	992
European Aeronautic Defence and Space Co. EADS NV	20,600	425
GeoEye, Inc. (a)	61,409	1,463
Goodrich Corp.	2,900	190
Heico Corp. Class A	35,787	1,328
Honeywell International, Inc.	34,600	1,390
LMI Aerospace, Inc. (a)	63,419	805
Orbital Sciences Corp. (a)	59,200	1,092
Precision Castparts Corp.	21,077	2,376
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	40,100	$ 2,255
United Technologies Corp.	83,104	5,705
		18,021
Airlines - 0.4%
Delta Air Lines, Inc. (a)	172,625	2,230
Southwest Airlines Co.	87,450	1,100
		3,330
Building Products - 0.4%
Masco Corp.	135,200	1,808
Owens Corning (a)	82,275	1,936
		3,744
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	40,480	183
Clean Harbors, Inc. (a)	18,910	1,075
Consolidated Graphics, Inc. (a)	7,136	318
R.R. Donnelley & Sons Co.	108,797	2,164
Republic Services, Inc.	54,800	1,542
The Brink's Co.	52,200	1,330
		6,612
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	15,300	138
Fluor Corp.	20,472	876
Great Lakes Dredge & Dock Corp.	187,226	848
Jacobs Engineering Group, Inc. (a)	23,400	908
KBR, Inc.	13,000	269
MasTec, Inc. (a)	31,200	413
MYR Group, Inc. (a)	29,839	472
		3,924
Electrical Equipment - 0.8%
AMETEK, Inc.	20,545	802
Cooper Industries PLC Class A	39,943	1,812
First Solar, Inc. (a)	7,400	784
Prysmian SpA	72,200	1,243
Renewable Energy Corp. AS (a)(c)	48,020	170
Schneider Electric SA	10,283	1,098
SunPower Corp. Class B (a)	32,600	532
Zumtobel AG (a)	11,326	240
		6,681
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV	55,200	$ 1,614
Rheinmetall AG	24,100	1,509
Textron, Inc.	132,192	2,633
		5,756
Machinery - 2.1%
Briggs & Stratton Corp.	49,775	872
Bucyrus International, Inc. Class A	16,070	1,005
Columbus McKinnon Corp. (NY Shares) (a)	37,236	536
Cummins, Inc.	59,100	3,356
Danaher Corp.	14,100	1,043
Ingersoll-Rand Co. Ltd.	56,376	1,799
JTEKT Corp.	73,600	774
Kennametal, Inc.	8,900	232
Navistar International Corp. (a)	79,900	3,129
The Stanley Works	25,209	1,443
Timken Co.	46,900	1,230
Trinity Industries, Inc.	50,700	853
Vallourec SA	8,000	1,529
		17,801
Professional Services - 0.4%
Equifax, Inc.	26,200	845
Kforce, Inc. (a)	17,700	236
Monster Worldwide, Inc. (a)	61,400	857
Robert Half International, Inc.	44,700	1,247
Towers Watson & Co.	1,700	75
		3,260
Road & Rail - 2.0%
Arkansas Best Corp.	38,400	1,008
Avis Budget Group, Inc. (a)	146,934	1,546
Con-way, Inc.	29,200	949
CSX Corp.	75,200	3,569
Norfolk Southern Corp.	30,100	1,548
Saia, Inc. (a)	55,800	706
Saia, Inc. (a)(f)	24,680	312
Union Pacific Corp.	75,300	5,073
Universal Truckload Services, Inc.	90,278	1,606
		16,317
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Kaman Corp.	30,300	$ 726
TOTAL INDUSTRIALS		86,172
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.8%
Adtran, Inc.	53,106	1,242
Aviat Networks, Inc. (a)	46,919	289
Cisco Systems, Inc. (a)	472,100	11,486
Comverse Technology, Inc. (a)	150,300	1,293
Infinera Corp. (a)(c)	108,832	825
Juniper Networks, Inc. (a)	152,500	4,267
Motorola, Inc. (a)	271,482	1,835
QUALCOMM, Inc.	50,892	1,867
		23,104
Computers & Peripherals - 1.7%
3PAR, Inc. (a)	39,817	368
Hewlett-Packard Co.	190,900	9,696
NCR Corp. (a)	61,700	779
Seagate Technology	142,549	2,838
		13,681
Electronic Equipment & Components - 2.3%
Agilent Technologies, Inc. (a)	124,887	3,929
Amphenol Corp. Class A	40,168	1,673
Arrow Electronics, Inc. (a)	62,400	1,760
Avnet, Inc. (a)	86,600	2,391
Bell Microproducts, Inc. (a)(c)	350,800	1,593
Corning, Inc.	160,400	2,828
Ingram Micro, Inc. Class A (a)	50,400	892
Itron, Inc. (a)	16,087	1,077
Keyence Corp.	4,000	879
Molex, Inc.	10,154	208
Omron Corp.	21,300	464
Tyco Electronics Ltd.	56,977	1,460
Vishay Intertechnology, Inc. (a)	10,964	112
		19,266
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	32,900	865
Google, Inc. Class A (a)	16,800	8,850
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	48,100	$ 1,869
VeriSign, Inc. (a)	53,976	1,345
		12,929
IT Services - 1.0%
Alliance Data Systems Corp. (a)	34,100	1,891
Atos Origin SA (a)	20,009	932
China Information Security Technology, Inc. (a)	52,100	256
Fidelity National Information Services, Inc.	110,715	2,496
Fiserv, Inc. (a)	11,590	559
Hewitt Associates, Inc. Class A (a)	37,773	1,435
Syntel, Inc.	3,753	127
Visa, Inc. Class A	7,700	657
Wright Express Corp. (a)	10,998	311
		8,664
Office Electronics - 0.2%
Xerox Corp.	168,300	1,577
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	16,800	133
Analog Devices, Inc.	57,700	1,687
ASM International NV (Netherlands) (a)	38,415	902
Atmel Corp. (a)	1,148,074	5,178
Avago Technologies Ltd.	198,153	3,596
Cymer, Inc. (a)	37,900	1,187
Fairchild Semiconductor International, Inc. (a)	252,400	2,605
Himax Technologies, Inc. sponsored ADR	246,664	723
Intersil Corp. Class A	39,180	581
Kulicke & Soffa Industries, Inc. (a)	177,465	1,168
Lam Research Corp. (a)	201,407	6,830
LTX-Credence Corp. (a)	1,404,236	4,367
Maxim Integrated Products, Inc.	88,000	1,630
MEMC Electronic Materials, Inc. (a)	46,900	568
Micron Technology, Inc. (a)	320,203	2,901
National Semiconductor Corp.	73,023	1,057
NVIDIA Corp. (a)	71,900	1,165
ON Semiconductor Corp. (a)	578,802	4,607
Standard Microsystems Corp. (a)	24,000	468
Teradyne, Inc. (a)	86,600	865
Varian Semiconductor Equipment Associates, Inc. (a)	43,405	1,306
Verigy Ltd. (a)	33,700	336
		43,860
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Adobe Systems, Inc. (a)	43,755	$ 1,516
BMC Software, Inc. (a)	37,200	1,370
Citrix Systems, Inc. (a)	32,772	1,410
Giant Interactive Group, Inc. ADR (c)	117,196	909
ICSA (India) Ltd.	93,006	266
Informatica Corp. (a)	46,300	1,182
Microsoft Corp.	311,846	8,938
Nuance Communications, Inc. (a)	51,776	745
Oracle Corp.	125,300	3,089
Ultimate Software Group, Inc. (a)	8,860	274
		19,699
TOTAL INFORMATION TECHNOLOGY		142,780
MATERIALS - 5.9%
Chemicals - 2.8%
Albemarle Corp.	32,600	1,222
Celanese Corp. Class A	88,103	2,748
Clariant AG (Reg.) (a)	84,620	917
Dow Chemical Co.	124,265	3,518
Ferro Corp.	125,000	1,024
Huabao International Holdings Ltd.	850,000	860
Israel Chemicals Ltd.	68,200	830
Monsanto Co.	24,000	1,696
Solutia, Inc. (a)	177,700	2,500
Spartech Corp.	163,361	1,665
STR Holdings, Inc. (c)	33,760	561
The Mosaic Co.	26,800	1,565
W.R. Grace & Co. (a)	150,326	4,353
		23,459
Construction Materials - 0.2%
HeidelbergCement AG	33,497	1,707
Containers & Packaging - 0.3%
Ball Corp.	17	1
Boise, Inc. (a)	170,400	809
Owens-Illinois, Inc. (a)	69,530	2,061
		2,871
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	15,000	866
Anglo American PLC (United Kingdom) (a)	25,500	929
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Camino Minerals Corp. (a)	6,400	$ 1
Commercial Metals Co.	112,200	1,840
Eldorado Gold Corp. (a)	249,363	3,149
European Goldfields Ltd. (a)	9,400	52
First Quantum Minerals Ltd.	2,600	203
Grande Cache Coal Corp. (a)	93,500	601
Gulf Resources, Inc. (a)	61,536	595
Gulf Resources, Inc. (a)(f)	200,630	1,940
Ivanhoe Mines Ltd. (a)	195,400	3,122
Lihir Gold Ltd.	427,775	1,015
Mitsubishi Materials Corp. (a)	179,000	463
Newcrest Mining Ltd.	47,713	1,340
Randgold Resources Ltd. sponsored ADR	27,300	1,966
Seabridge Gold, Inc. (a)	11,000	268
Silver Wheaton Corp. (a)	8,900	136
Steel Dynamics, Inc.	23,100	377
Timminco Ltd. (a)(c)	118,900	144
United States Steel Corp.	4,100	217
		19,224
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	50,900	2,056
TOTAL MATERIALS		49,317
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Iliad Group SA	13,223	1,400
Qwest Communications International, Inc.	280,528	1,279
Telefonica SA sponsored ADR	4,700	330
Verizon Communications, Inc.	118,382	3,425
		6,434
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	98,875	1,411
Sprint Nextel Corp. (a)	947,985	3,157
Vivo Participacoes SA sponsored ADR	21,100	571
		5,139
TOTAL TELECOMMUNICATION SERVICES		11,573
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.0%
Electric Utilities - 0.8%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	27,700	$ 447
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	51,400	841
CPFL Energia SA sponsored ADR	6,800	425
Entergy Corp.	22,402	1,702
FirstEnergy Corp.	79,500	3,073
		6,488
Gas Utilities - 0.2%
EQT Corp.	11,100	486
Xinao Gas Holdings Ltd.	366,000	879
		1,365
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	112,300	1,313
Constellation Energy Group, Inc.	39,030	1,369
NRG Energy, Inc. (a)	96,561	2,109
		4,791
Multi-Utilities - 0.4%
Alliant Energy Corp.	29,000	917
CMS Energy Corp. (c)	190,800	2,914
		3,831
TOTAL UTILITIES		16,475
TOTAL COMMON STOCKS (Cost $760,542)		804,660
Convertible Preferred Stocks - 0.8%

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
SandRidge Energy, Inc. 8.50%	9,700	1,176
Whiting Petroleum Corp. 6.25%	5,000	915
		2,091
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,781
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	23,800	$ 2,554
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,745)		6,426
Investment Companies - 0.4%

Ares Capital Corp. (Cost $3,349)	265,276	3,467
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.6%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (d)	$ 650	707
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	1,845	1,511
TOTAL FINANCIALS		2,218
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (d)	600	867
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (d)	870	850
TOTAL HEALTH CARE		1,717
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	190	178
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (d)	470	1,024
TOTAL CONVERTIBLE BONDS		5,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 620	$ 546
8.25% 12/15/14	625	554
		1,100
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	1,902
TOTAL NONCONVERTIBLE BONDS		3,002
TOTAL CORPORATE BONDS (Cost $6,241)		8,139
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	2,001,431	2,001
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	10,422,354	10,422
TOTAL MONEY MARKET FUNDS (Cost $12,423)		12,423
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $788,300)		835,115
NET OTHER ASSETS - (1.0)%		(8,041)
NET ASSETS - 100%		$ 827,074
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,782,000 or 0.7% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,252,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,705
Saia, Inc.	12/22/09	$ 284
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	19
Total	$ 20
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,758	$ 85,758	$ -	$ -
Consumer Staples	78,397	78,397	-	-
Energy	91,319	90,143	1,176	-
Financials	150,090	147,109	2,981	-
Health Care	96,651	94,184	2,467	-
Industrials	86,172	84,558	1,614	-
Information Technology	142,780	142,780	-	-
Materials	51,871	49,316	2,554	1
Telecommunication Services	11,573	11,573	-	-
Utilities	16,475	16,475	-	-
Investment Companies	3,467	3,467	-	-
Corporate Bonds	8,139	-	8,139	-
Money Market Funds	12,423	12,423	-	-
Total Investments in Securities:	$ 835,115	$ 816,183	$ 18,931	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-*
Cost of Purchases	1
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

* Amount represents less than $1,000.

Quarterly Report

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $801,590,000. Net unrealized appreciation aggregated $33,525,000, of which $107,708,000 related to appreciated investment securities and $74,183,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797933.106

ARG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	119,999	$ 1,399,188
Johnson Controls, Inc.	193,041	6,003,575
Modine Manufacturing Co. (a)	229,950	2,161,530
		9,564,293
Automobiles - 1.7%
Ford Motor Co. (a)	657,725	7,721,692
Harley-Davidson, Inc.	105,601	2,598,841
		10,320,533
Diversified Consumer Services - 3.4%
Career Education Corp. (a)	140,300	3,903,146
ITT Educational Services, Inc. (a)	64,422	7,024,575
Strayer Education, Inc.	42,204	9,573,133
		20,500,854
Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc. Class A	91,863	2,490,406
Paddy Power PLC (Ireland)	145,500	4,605,784
Starwood Hotels & Resorts Worldwide, Inc.	107,306	4,152,742
		11,248,932
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	26,456	3,132,390
Leisure Equipment & Products - 0.9%
Polaris Industries, Inc.	113,166	5,176,213
Media - 9.6%
CBS Corp. Class B	166,363	2,161,055
Interpublic Group of Companies, Inc. (a)	1,183,000	8,872,500
The Walt Disney Co.	806,177	25,184,969
Time Warner, Inc.	228,500	6,635,640
Valassis Communications, Inc. (a)	93,794	2,403,002
Viacom, Inc. Class B (non-vtg.) (a)	108,300	3,211,095
Virgin Media, Inc.	619,161	10,030,408
		58,498,669
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	141,700	2,390,479
AutoNation, Inc. (a)	121,900	2,163,725
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cabela's, Inc. Class A (a)	85,776	$ 1,326,097
Lowe's Companies, Inc.	10,100	239,471
		6,119,772
TOTAL CONSUMER DISCRETIONARY		124,561,656
CONSUMER STAPLES - 1.5%
Food Products - 0.9%
Smithfield Foods, Inc. (a)	60,900	1,048,089
The J.M. Smucker Co.	51,961	3,101,032
Tyson Foods, Inc. Class A	71,000	1,209,840
		5,358,961
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,000	1,262,730
Tobacco - 0.4%
Lorillard, Inc.	35,900	2,622,136
TOTAL CONSUMER STAPLES		9,243,827
ENERGY - 4.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	60,992	2,922,737
Pride International, Inc. (a)	275,600	7,711,288
Willbros Group, Inc. (a)	121,998	1,842,170
		12,476,195
Oil, Gas & Consumable Fuels - 2.0%
International Coal Group, Inc. (a)	353,825	1,542,677
Occidental Petroleum Corp.	133,150	10,632,028
		12,174,705
TOTAL ENERGY		24,650,900
FINANCIALS - 14.1%
Capital Markets - 1.5%
Charles Schwab Corp.	141,629	2,593,227
Franklin Resources, Inc.	30,037	3,055,364
Janus Capital Group, Inc.	285,181	3,564,763
		9,213,354
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.8%
Comerica, Inc.	106,600	$ 3,846,128
Old National Bancorp, Indiana	59,800	679,328
PNC Financial Services Group, Inc.	121,750	6,545,280
SVB Financial Group (a)	42,752	1,905,029
Wells Fargo & Co.	142,089	3,884,713
		16,860,478
Consumer Finance - 2.7%
American Express Co.	250,189	9,554,718
Capital One Financial Corp.	177,772	6,710,893
		16,265,611
Diversified Financial Services - 5.0%
Bank of America Corp.	475,758	7,926,128
CME Group, Inc.	54,394	16,410,126
JPMorgan Chase & Co.	87,719	3,681,566
Moody's Corp.	81,087	2,158,536
		30,176,356
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc. (a)	337,976	3,957,699
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	707,928	9,344,650
TOTAL FINANCIALS		85,818,148
HEALTH CARE - 11.7%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	387,624	21,323,196
BioMarin Pharmaceutical, Inc. (a)	35,500	710,000
Genzyme Corp. (a)	30,400	1,738,880
		23,772,076
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	274,300	6,723,093
Elan Corp. PLC sponsored ADR (a)	979,503	6,719,391
Eli Lilly & Co.	284,500	9,769,730
Merck & Co., Inc.	210,000	7,744,800
Pfizer, Inc.	951,522	16,699,211
		47,656,225
TOTAL HEALTH CARE		71,428,301
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 19.0%
Aerospace & Defense - 0.3%
AerCap Holdings NV (a)	26,150	$ 248,687
Precision Castparts Corp.	15,234	1,717,634
		1,966,321
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	225,698	573,273
Airlines - 15.4%
AirTran Holdings, Inc. (a)	250,200	1,205,964
AMR Corp. (a)	2,361,932	21,706,155
Continental Airlines, Inc. Class B (a)	1,103,349	22,795,190
Delta Air Lines, Inc. (a)	2,171,545	28,056,361
UAL Corp. (a)	788,129	13,516,412
US Airways Group, Inc. (a)	897,400	6,577,942
		93,858,024
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.	136,600	3,128,140
Electrical Equipment - 0.1%
Lime Energy Co. (a)	53,194	263,842
Industrial Conglomerates - 1.2%
3M Co.	40,600	3,254,090
Textron, Inc.	208,303	4,149,396
		7,403,486
Machinery - 0.4%
Manitowoc Co., Inc.	163,500	1,906,410
NN, Inc. (a)	140,000	497,000
		2,403,410
Professional Services - 0.9%
Equifax, Inc.	72,860	2,350,464
Robert Half International, Inc.	121,700	3,395,430
		5,745,894
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	31,898	310,368
TOTAL INDUSTRIALS		115,652,758
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	811,719	19,749,123
Computers & Peripherals - 3.9%
Apple, Inc. (a)	20,825	4,261,212
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	291,780	$ 14,819,506
International Business Machines Corp.	35,600	4,526,896
		23,607,614
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	97,253	3,694,641
Software - 4.5%
Fair Isaac Corp.	168,641	3,871,997
Microsoft Corp.	491,499	14,086,361
Oracle Corp.	263,001	6,482,975
Solera Holdings, Inc.	80,976	2,766,140
		27,207,473
TOTAL INFORMATION TECHNOLOGY		74,258,851
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	59,300	1,757,652
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.8%
Cbeyond, Inc. (a)	166,640	2,066,336
Qwest Communications International, Inc.	3,335,000	15,207,600
		17,273,936
Wireless Telecommunication Services - 2.2%
Clearwire Corp.:
rights 6/21/10 (a)	326,402	94,657
Class A (a)	333,902	2,123,617
Sprint Nextel Corp. (a)	3,257,125	10,846,226
		13,064,500
TOTAL TELECOMMUNICATION SERVICES		30,338,436
TOTAL COMMON STOCKS (Cost $600,942,314)		537,710,529
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $74,216,659)	74,216,659	$ 74,216,659
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $675,158,973)		611,927,188
NET OTHER ASSETS - (0.5)%		(2,772,469)
NET ASSETS - 100%		$ 609,154,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,352
Fidelity Securities Lending Cash Central Fund	20,231
Total	$ 44,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $677,465,914. Net unrealized depreciation aggregated $65,538,726, of which $52,039,967 related to appreciated investment securities and $117,578,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on March 12, 2010, the Fund exchanged securities for shares of each of the 10 Fidelity Equity Sector Central Funds, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within a specific industry. In accordance with the Fund's Investment objectives, it will allocate its assets among the Fidelity Equity Sector Central Funds.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797923.106

EPG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.2%
Gentex Corp.	348,900	$ 6,772
Automobiles - 2.1%
Harley-Davidson, Inc. (c)	2,592,900	63,811
Diversified Consumer Services - 1.5%
Navitas Ltd.	2,113,404	9,144
Strayer Education, Inc. (c)	155,207	35,206
Universal Technical Institute, Inc. (a)	8,500	215
		44,565
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. Class A (a)	12,600	1,319
Denny's Corp. (a)	1,250,603	3,439
Marriott International, Inc. Class A	183,149	4,965
Starbucks Corp. (a)	894,501	20,493
Starwood Hotels & Resorts Worldwide, Inc.	300,455	11,628
Universal Travel Group (a)	551,200	5,451
WMS Industries, Inc. (a)	22,300	846
		48,141
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	332,089	17,129
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	156,098	18,482
Expedia, Inc.	820,680	18,252
Priceline.com, Inc. (a)	93,265	21,149
		57,883
Media - 0.5%
McGraw-Hill Companies, Inc.	441,770	15,109
Multiline Retail - 0.9%
Dollarama, Inc.	300,700	6,138
Target Corp.	398,726	20,542
		26,680
Specialty Retail - 2.6%
Lowe's Companies, Inc.	667,254	15,821
Ross Stores, Inc.	363,332	17,771
Sherwin-Williams Co.	120,473	7,636
TJX Companies, Inc.	570,996	23,771
Urban Outfitters, Inc. (a)	402,600	12,968
		77,967
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	428,400	$ 15,611
Lululemon Athletica, Inc. (a)(c)	586,089	16,791
Polo Ralph Lauren Corp. Class A	88,100	7,042
		39,444
TOTAL CONSUMER DISCRETIONARY		397,501
CONSUMER STAPLES - 8.7%
Beverages - 1.3%
The Coca-Cola Co.	730,159	38,494
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	61,100	3,725
Walgreen Co.	869,048	30,625
Whole Foods Market, Inc. (a)	90,100	3,198
		37,548
Food Products - 0.8%
Bunge Ltd.	241,600	14,397
Diamond Foods, Inc.	257,831	8,985
		23,382
Household Products - 2.8%
Colgate-Palmolive Co.	431,200	35,764
Procter & Gamble Co.	768,937	48,658
		84,422
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	439,271	26,413
Mead Johnson Nutrition Co. Class A	98,200	4,645
NBTY, Inc. (a)	385,322	17,494
Nu Skin Enterprises, Inc. Class A	246,864	6,596
		55,148
Tobacco - 0.8%
Philip Morris International, Inc.	503,500	24,661
TOTAL CONSUMER STAPLES		263,655
ENERGY - 4.1%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	457,666	27,963
Smith International, Inc.	612,278	25,097
		53,060
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Denbury Resources, Inc. (a)	1,656,423	$ 23,322
Peabody Energy Corp.	226,500	10,412
Range Resources Corp.	347,777	17,601
Southwestern Energy Co. (a)	490,805	20,884
		72,219
TOTAL ENERGY		125,279
FINANCIALS - 8.6%
Capital Markets - 1.8%
BlackRock, Inc. Class A	71,000	15,535
BlueBay Asset Management	578,024	3,272
Charles Schwab Corp.	1,058,601	19,383
JMP Group, Inc.	114,000	880
Morgan Stanley	514,800	14,507
T. Rowe Price Group, Inc.	28,600	1,450
		55,027
Commercial Banks - 2.5%
M&T Bank Corp. (c)	127,015	9,835
PNC Financial Services Group, Inc.	428,151	23,017
Wells Fargo & Co.	1,524,450	41,678
		74,530
Consumer Finance - 1.3%
American Express Co.	997,700	38,102
Diversified Financial Services - 3.0%
CME Group, Inc.	77,976	23,525
Gimv NV	29,800	1,487
JPMorgan Chase & Co.	1,541,285	64,688
MSCI, Inc. Class A (a)	48,016	1,440
		91,140
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	119,900	1,583
TOTAL FINANCIALS		260,382
HEALTH CARE - 14.4%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	158,468	7,847
Celgene Corp. (a)	137,325	8,174
Clinical Data, Inc. (a)	405,694	7,376
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)	188,300	$ 5,881
Gilead Sciences, Inc. (a)	215,672	10,268
Human Genome Sciences, Inc. (a)	341,484	9,613
Incyte Corp. (a)(c)	630,863	6,725
United Therapeutics Corp. (a)	694,538	39,873
		95,757
Health Care Equipment & Supplies - 2.5%
AGA Medical Holdings, Inc.	303,100	4,062
C. R. Bard, Inc.	31,400	2,631
Conceptus, Inc. (a)	420,600	8,256
Covidien PLC	432,290	21,234
DENTSPLY International, Inc.	233,248	7,718
Edwards Lifesciences Corp. (a)	84,320	7,743
HeartWare International, Inc. CDI unit (a)	2,945,961	3,299
NuVasive, Inc. (a)(c)	448,930	17,935
Sonova Holding AG Class B	35,995	4,489
		77,367
Health Care Providers & Services - 4.9%
Emergency Medical Services Corp. Class A (a)	179,200	9,329
Express Scripts, Inc. (a)	489,169	46,965
Henry Schein, Inc. (a)	188,588	10,717
Medco Health Solutions, Inc. (a)	1,052,634	66,569
VCA Antech, Inc. (a)	659,044	15,698
		149,278
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)(c)	596,075	21,649
Life Technologies Corp. (a)	314,100	15,944
QIAGEN NV (a)	521,100	11,365
		48,958
Pharmaceuticals - 2.2%
Allergan, Inc.	52,800	3,085
Novo Nordisk AS Series B	441,017	31,143
Teva Pharmaceutical Industries Ltd. sponsored ADR	518,035	31,087
		65,315
TOTAL HEALTH CARE		436,675
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	641,854	$ 25,777
Precision Castparts Corp.	185,800	20,949
United Technologies Corp.	1,008,800	69,254
		115,980
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	279,100	14,884
Airlines - 0.3%
Southwest Airlines Co.	754,702	9,494
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	278,000	7,823
Stericycle, Inc. (a)	21,100	1,164
Waste Connections, Inc. (a)	124,000	4,169
		13,156
Electrical Equipment - 0.9%
AMETEK, Inc.	350,900	13,699
China High Speed Transmission Equipment Group Co. Ltd.	2,270,000	4,357
Cooper Industries PLC Class A	72,800	3,302
Crompton Greaves Ltd.	604,186	5,457
		26,815
Industrial Conglomerates - 0.3%
3M Co.	125,900	10,091
Machinery - 1.3%
Cummins, Inc.	298,966	16,975
Danaher Corp.	208,016	15,387
PACCAR, Inc.	215,100	7,604
		39,966
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	85,064	1,523
CoStar Group, Inc. (a)(c)	37,735	1,485
Equifax, Inc.	53,800	1,736
Robert Half International, Inc.	437,700	12,212
		16,956
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	616,350	6,484
Union Pacific Corp.	172,800	11,642
		18,126
TOTAL INDUSTRIALS		265,468
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 10.8%
Cisco Systems, Inc. (a)	6,184,027	$ 150,459
Juniper Networks, Inc. (a)	2,357,113	65,952
QUALCOMM, Inc.	2,526,525	92,698
Riverbed Technology, Inc. (a)	671,387	18,295
		327,404
Computers & Peripherals - 4.3%
3PAR, Inc. (a)(c)	603,600	5,571
Apple, Inc. (a)	458,079	93,732
EMC Corp. (a)	179,475	3,139
NetApp, Inc. (a)	482,500	14,480
Western Digital Corp. (a)	392,400	15,158
		132,080
Electronic Equipment & Components - 3.0%
Agilent Technologies, Inc. (a)	2,440,182	76,768
Corning, Inc.	674,571	11,893
IPG Photonics Corp. (a)	106,200	1,680
		90,341
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	28,174	14,613
Constant Contact, Inc. (a)	108,677	2,029
eBay, Inc. (a)	192,806	4,438
Google, Inc. Class A (a)	200,082	105,403
GREE, Inc.	147,500	9,083
NetEase.com, Inc. sponsored ADR (a)	390,317	15,168
Tencent Holdings Ltd.	277,400	5,439
The Knot, Inc. (a)	316,945	2,425
VeriSign, Inc. (a)	1,637,537	40,807
WebMD Health Corp. (a)(c)	556,033	23,954
		223,359
IT Services - 3.0%
Accenture PLC Class A	164,550	6,577
Cognizant Technology Solutions Corp. Class A (a)	332,000	15,979
CyberSource Corp. (a)	827,390	14,173
MasterCard, Inc. Class A	74,448	16,704
The Western Union Co.	71,243	1,124
Visa, Inc. Class A	417,432	35,599
		90,156
Semiconductors & Semiconductor Equipment - 5.4%
Altera Corp.	285,600	6,977
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	440,566	$ 3,939
ASML Holding NV (NY Shares)	694,100	21,399
Avago Technologies Ltd.	574,900	10,434
Broadcom Corp. Class A	995,823	31,189
Marvell Technology Group Ltd. (a)	2,296,305	44,365
Monolithic Power Systems, Inc. (a)	1,650,065	33,513
PMC-Sierra, Inc. (a)	204,000	1,693
Samsung Electronics Co. Ltd.	10,078	6,464
Xilinx, Inc.	127,200	3,286
		163,259
Software - 4.1%
Advent Software, Inc. (a)(c)	8,403	339
AsiaInfo Holdings, Inc. (a)	218,000	5,324
Check Point Software Technologies Ltd. (a)	152,000	4,955
Citrix Systems, Inc. (a)	400,348	17,219
ebix.com, Inc. (a)(c)	228,957	3,324
Informatica Corp. (a)	132,500	3,381
Nice Systems Ltd. sponsored ADR (a)	424,400	13,055
Red Hat, Inc. (a)	176,200	4,942
Salesforce.com, Inc. (a)	78,992	5,368
Shanda Games Ltd. sponsored ADR	340,200	2,813
Solera Holdings, Inc.	580,403	19,827
Sourcefire, Inc. (a)	729,161	17,033
Taleo Corp. Class A (a)	115,770	2,725
VanceInfo Technologies, Inc. ADR (a)	797,024	15,773
VMware, Inc. Class A (a)	163,285	8,084
		124,162
TOTAL INFORMATION TECHNOLOGY		1,150,762
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	397,000	27,226
Ecolab, Inc.	128,800	5,428
The Mosaic Co.	444,100	25,931
		58,585
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Compass Minerals International, Inc.	134,599	$ 10,166
Consolidated Thompson Iron Mines Ltd. (a)	2,852,100	23,446
		33,612
TOTAL MATERIALS		92,197
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	288,400	12,303
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	2,960,700	4,441
TOTAL COMMON STOCKS (Cost $2,821,654)		3,008,662
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.16% (d)	29,379,059	29,379
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	115,914,550	115,915
TOTAL MONEY MARKET FUNDS (Cost $145,294)		145,294
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $2,966,948)		3,153,956
NET OTHER ASSETS - 3.9%		(117,482)
NET ASSETS - 100%		$ 3,036,474
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	115
Total	$ 130
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,993,261,000. Net unrealized appreciation aggregated $160,695,000, of which $322,578,000 related to appreciated investment securities and $161,883,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797924.106

EPI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	70,400	$ 821
Johnson Controls, Inc.	935,462	29,093
Michelin CGDE Series B	76,774	5,355
The Goodyear Tire & Rubber Co. (a)	1,222,900	15,885
		51,154
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	71,551	2,902
Daimler AG (Reg.)	108,525	4,537
Fiat SpA	600,123	6,316
Harley-Davidson, Inc. (c)	787,400	19,378
Thor Industries, Inc.	88,600	3,006
		36,139
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,005,500	17,375
Hotels, Restaurants & Leisure - 0.6%
Sands China Ltd.	2,549,600	3,613
Starbucks Corp. (a)	683,800	15,666
		19,279
Household Durables - 3.6%
Black & Decker Corp.	201,791	14,624
KB Home	178,700	2,909
Lennar Corp. Class A	354,400	5,816
Newell Rubbermaid, Inc.	1,081,600	14,872
Toll Brothers, Inc. (a)	2,909,600	54,788
Whirlpool Corp.	256,412	21,580
		114,589
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	620,366	7,810
Media - 2.9%
Belo Corp. Series A	605,110	4,072
Comcast Corp. Class A	1,223,500	20,114
Informa PLC	1,173,585	6,005
Interpublic Group of Companies, Inc. (a)	781,600	5,862
The Walt Disney Co.	737,600	23,043
Time Warner, Inc.	843,900	24,507
Virgin Media, Inc.	261,049	4,229
Vivendi	150,914	3,801
		91,633
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.0%
Kohl's Corp. (a)	348,400	$ 18,751
Macy's, Inc.	818,000	15,665
Target Corp.	510,800	26,316
Tuesday Morning Corp. (a)	288,100	1,645
		62,377
Specialty Retail - 3.0%
Home Depot, Inc.	1,507,200	47,025
Lowe's Companies, Inc.	601,900	14,271
OfficeMax, Inc. (a)	253,200	4,044
RadioShack Corp.	365,300	7,145
Staples, Inc.	863,300	22,239
		94,724
TOTAL CONSUMER DISCRETIONARY		495,080
CONSUMER STAPLES - 4.9%
Beverages - 1.0%
Carlsberg AS Series B	157,102	12,131
The Coca-Cola Co.	380,682	20,070
		32,201
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	337,000	11,374
Kroger Co.	608,800	13,454
Walgreen Co.	226,451	7,980
Winn-Dixie Stores, Inc. (a)	356,790	3,903
		36,711
Food Products - 1.1%
Bunge Ltd.	125,600	7,485
Nestle SA (Reg.)	364,689	18,143
Tyson Foods, Inc. Class A	611,100	10,413
		36,041
Household Products - 0.7%
Procter & Gamble Co.	336,000	21,262
Personal Products - 0.1%
Avon Products, Inc.	138,744	4,223
Tobacco - 0.8%
Philip Morris International, Inc.	547,500	26,817
TOTAL CONSUMER STAPLES		157,255
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.3%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	190,100	$ 9,110
BJ Services Co.	398,200	8,701
Halliburton Co.	412,000	12,422
Noble Corp.	533,986	22,566
Pride International, Inc. (a)	256,971	7,190
Schlumberger Ltd.	341,100	20,841
		80,830
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	329,640	23,118
Apache Corp.	211,300	21,899
Chevron Corp.	1,228,500	88,821
Cloud Peak Energy, Inc.	112,000	1,704
ConocoPhillips	790,700	37,954
CONSOL Energy, Inc.	234,000	11,784
Devon Energy Corp.	127,000	8,745
EOG Resources, Inc.	219,700	20,663
Exxon Mobil Corp.	985,600	64,064
Marathon Oil Corp.	419,010	12,130
Occidental Petroleum Corp.	354,200	28,283
Royal Dutch Shell PLC:
Class A sponsored ADR	907,200	49,660
Class B ADR	146,100	7,688
		376,513
TOTAL ENERGY		457,343
FINANCIALS - 26.7%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	849,910	24,239
Credit Suisse Group sponsored ADR (c)	181,900	8,113
Goldman Sachs Group, Inc.	243,200	38,024
Morgan Stanley	1,582,901	44,606
Nomura Holdings, Inc.	429,700	3,164
State Street Corp.	503,431	22,609
T. Rowe Price Group, Inc.	118,850	6,025
UBS AG:
(For. Reg.) (a)	411,370	5,693
(NY Shares) (a)	668,900	9,271
		161,744
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 8.6%
Associated Banc-Corp. (c)	1,013,926	$ 13,090
BB&T Corp.	142,900	4,077
Comerica, Inc.	341,300	12,314
Huntington Bancshares, Inc.	995,000	4,786
KeyCorp	1,849,900	13,227
Marshall & Ilsley Corp.	495,400	3,507
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,154,300	11,030
PNC Financial Services Group, Inc.	1,246,189	66,995
Standard Chartered PLC (United Kingdom)	329,937	7,860
Sumitomo Mitsui Financial Group, Inc.	67,300	2,164
SunTrust Banks, Inc.	134,237	3,196
U.S. Bancorp, Delaware	855,100	21,044
Wells Fargo & Co.	4,078,500	111,506
		274,796
Consumer Finance - 1.5%
American Express Co.	368,420	14,070
Capital One Financial Corp.	391,116	14,765
Discover Financial Services	830,700	11,339
SLM Corp. (a)	578,000	6,462
		46,636
Diversified Financial Services - 8.5%
Bank of America Corp.	7,025,516	117,045
Citigroup, Inc.	5,004,778	17,016
CME Group, Inc.	10,300	3,107
JPMorgan Chase & Co.	2,939,100	123,352
Moody's Corp.	462,625	12,315
		272,835
Insurance - 1.9%
ACE Ltd.	252,536	12,624
Allstate Corp.	118,400	3,700
Berkshire Hathaway, Inc. Class B (a)	65,800	5,273
Hartford Financial Services Group, Inc.	373,600	9,105
Montpelier Re Holdings Ltd.	718,100	12,739
The First American Corp.	169,575	5,465
The Travelers Companies, Inc.	229,303	12,059
		60,965
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp.	758,815	8,051
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	488,600	$ 14,062
Segro PLC	731,100	3,554
		25,667
Real Estate Management & Development - 0.4%
Allgreen Properties Ltd.	1,727,000	1,376
CB Richard Ellis Group, Inc. Class A (a)	653,900	8,631
Unite Group PLC (a)	352,928	1,564
		11,571
TOTAL FINANCIALS		854,214
HEALTH CARE - 7.2%
Biotechnology - 0.9%
Amgen, Inc. (a)	312,300	17,679
Biogen Idec, Inc. (a)	135,230	7,439
Cephalon, Inc. (a)	51,100	3,509
Genta, Inc. (a)	115	0*
		28,627
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	674,600	5,221
C. R. Bard, Inc.	71,295	5,973
CareFusion Corp. (a)	245,400	6,194
Covidien PLC	73,612	3,616
		21,004
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	436,000	14,763
Pharmaceuticals - 5.2%
Johnson & Johnson	451,400	28,438
Merck & Co., Inc.	1,497,291	55,220
Pfizer, Inc.	4,208,129	73,853
Sanofi-Aventis	139,609	10,188
		167,699
TOTAL HEALTH CARE		232,093
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	642,962	25,821
Lockheed Martin Corp.	49,500	3,849
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	142,752	$ 2,634
Raytheon Co.	89,900	5,056
Spirit AeroSystems Holdings, Inc. Class A (a)	471,700	9,019
The Boeing Co.	286,300	18,083
United Technologies Corp.	434,400	29,822
		94,284
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	41,005	1,510
Masco Corp.	803,700	10,745
		12,255
Construction & Engineering - 0.2%
Fluor Corp.	138,400	5,924
Electrical Equipment - 0.3%
Cooper Industries PLC Class A	88,191	4,000
Schneider Electric SA	50,618	5,405
		9,405
Industrial Conglomerates - 3.2%
General Electric Co.	2,424,000	38,929
Koninklijke Philips Electronics NV (NY Shares)	140,831	4,126
Rheinmetall AG	209,000	13,087
Siemens AG sponsored ADR	267,900	23,109
Textron, Inc.	532,700	10,611
Tyco International Ltd.	374,900	13,519
		103,381
Machinery - 2.5%
Briggs & Stratton Corp. (c)	519,374	9,094
Caterpillar, Inc.	63,500	3,623
Cummins, Inc.	253,400	14,388
Eaton Corp.	224,500	15,293
Ingersoll-Rand Co. Ltd.	362,400	11,564
Kennametal, Inc.	330,100	8,599
The Stanley Works	174,100	9,967
Vallourec SA	36,600	6,994
		79,522
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	219,600	$ 10,422
Union Pacific Corp.	162,100	10,921
		21,343
TOTAL INDUSTRIALS		326,114
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	843,842	20,531
Motorola, Inc. (a)	1,123,800	7,597
		28,128
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	560,400	28,463
International Business Machines Corp.	73,645	9,365
		37,828
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	409,688	12,889
Arrow Electronics, Inc. (a)	157,862	4,453
Avnet, Inc. (a)	296,100	8,175
Tyco Electronics Ltd.	647,100	16,585
		42,102
IT Services - 0.2%
Hewitt Associates, Inc. Class A (a)	141,463	5,374
MoneyGram International, Inc. (a)	232,100	643
		6,017
Office Electronics - 0.2%
Xerox Corp.	716,600	6,715
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	1,588,300	19,441
Intel Corp.	1,806,700	37,092
Micron Technology, Inc. (a)	970,200	8,790
National Semiconductor Corp.	970,400	14,051
Novellus Systems, Inc. (a)	117,800	2,606
Samsung Electronics Co. Ltd.	6,129	3,931
Teradyne, Inc. (a)	196,400	1,962
Varian Semiconductor Equipment Associates, Inc. (a)	202,100	6,079
		93,952
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
Microsoft Corp.	360,100	$ 10,320
Oracle Corp.	208,031	5,128
		15,448
TOTAL INFORMATION TECHNOLOGY		230,190
MATERIALS - 1.9%
Chemicals - 1.0%
Clariant AG (Reg.) (a)	345,360	3,742
Dow Chemical Co.	268,068	7,589
E.I. du Pont de Nemours & Co.	439,900	14,833
Monsanto Co.	80,400	5,680
		31,844
Metals & Mining - 0.7%
Alcoa, Inc.	741,200	9,858
Commercial Metals Co.	183,700	3,013
Nucor Corp.	232,300	9,617
		22,488
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	164,766	6,657
TOTAL MATERIALS		60,989
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	2,999,256	74,412
Qwest Communications International, Inc.	4,346,300	19,819
Verizon Communications, Inc.	1,949,200	56,390
		150,621
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,872,336	12,895
Vodafone Group PLC sponsored ADR	384,300	8,366
		21,261
TOTAL TELECOMMUNICATION SERVICES		171,882
UTILITIES - 3.4%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	721,085	16,333
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.	771,236	$ 25,929
Entergy Corp.	211,400	16,060
FirstEnergy Corp.	547,000	21,142
		79,464
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	1,432,300	16,744
Constellation Energy Group, Inc.	248,800	8,725
		25,469
Multi-Utilities - 0.1%
CMS Energy Corp.	292,100	4,460
TOTAL UTILITIES		109,393
TOTAL COMMON STOCKS (Cost $2,704,018)		3,094,553
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.6%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	5,200	4,612
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	50,900	5,460
Insurance - 0.3%
XL Capital Ltd. 10.75%	299,100	8,279
TOTAL FINANCIALS		18,351
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	129,700	13,917
TOTAL CONVERTIBLE PREFERRED STOCKS		32,268
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	315,851	$ 3,210
TOTAL PREFERRED STOCKS (Cost $24,963)		35,478
Convertible Bonds - 0.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 6,260	8,885
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (d)	1,240	1,360
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (d)	2,050	2,486
TOTAL CONSUMER DISCRETIONARY		12,731
INDUSTRIALS - 0.2%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,170	1,356
UAL Corp. 6% 10/15/29	1,470	3,115
		4,471
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,260	2,097
TOTAL INDUSTRIALS		6,568
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	3,420	3,074
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 4% 5/15/14	2,930	5,314
TOTAL CONVERTIBLE BONDS (Cost $19,064)		27,687
Money Market Funds - 1.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (e)	34,748,623	$ 34,749
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	8,877,275	8,877
TOTAL MONEY MARKET FUNDS (Cost $43,626)		43,626
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,791,671)		3,201,344
NET OTHER ASSETS - (0.1)%		(2,809)
NET ASSETS - 100%		$ 3,198,535
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,846,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	87
Total	$ 92
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 495,080	$ 490,543	$ 4,537	$ -
Consumer Staples	157,255	157,255	-	-
Energy	457,343	457,343	-	-
Financials	875,775	862,306	13,469	-
Health Care	232,093	221,905	10,188	-
Industrials	326,114	326,114	-	-
Information Technology	230,190	230,190	-	-
Materials	74,906	60,989	13,917	-
Telecommunication Services	171,882	171,882	-	-
Utilities	109,393	109,393	-	-
Corporate Bonds	27,687	-	27,687	-
Money Market Funds	43,626	43,626	-	-
Total Investments in Securities:	$ 3,201,344	$ 3,131,546	$ 69,798	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,863,786,000. Net unrealized appreciation aggregated $337,558,000, of which $602,687,000 related to appreciated investment securities and $265,129,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797934.106

AEV-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.9%
BorgWarner, Inc.	5,200	$ 194,792
Gentex Corp.	11,900	230,979
Johnson Controls, Inc.	19,900	618,890
Modine Manufacturing Co. (a)	19,700	185,180
Tenneco, Inc. (a)	6,500	131,040
The Goodyear Tire & Rubber Co. (a)	25,500	331,245
		1,692,126
Diversified Consumer Services - 0.3%
Regis Corp.	18,100	299,193
Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	3,300	133,815
Starwood Hotels & Resorts Worldwide, Inc.	6,100	236,070
WMS Industries, Inc. (a)	4,000	151,720
Wyndham Worldwide Corp.	9,500	218,405
		740,010
Household Durables - 5.9%
Black & Decker Corp.	7,400	536,278
D.R. Horton, Inc.	22,195	274,330
KB Home (c)	76,216	1,240,796
La-Z-Boy, Inc. (a)	4,100	51,701
Lennar Corp. Class A	70,200	1,151,982
Newell Rubbermaid, Inc.	27,300	375,375
Pulte Homes, Inc. (a)	94,962	1,028,438
Ryland Group, Inc.	25,700	583,133
		5,242,033
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	4,400	105,952
Madison Square Garden, Inc. Class A (a)	1,100	21,450
McGraw-Hill Companies, Inc.	9,000	307,800
The Walt Disney Co.	27,200	849,728
Time Warner Cable, Inc.	8,700	406,203
Virgin Media, Inc.	37,753	611,599
		2,302,732
Multiline Retail - 0.7%
Target Corp.	11,700	602,784
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	5,600	228,480
Best Buy Co., Inc.	6,600	240,900
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	6,700	$ 291,450
Staples, Inc.	17,149	441,758
		1,202,588
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	6,800	543,524
VF Corp.	6,000	464,280
		1,007,804
TOTAL CONSUMER DISCRETIONARY		13,089,270
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Carlsberg AS Series B	825	63,707
Dr Pepper Snapple Group, Inc.	16,200	514,350
		578,057
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	8,000	270,000
Kroger Co.	8,200	181,220
Safeway, Inc.	10,400	259,168
Wal-Mart Stores, Inc.	7,800	421,746
		1,132,134
Food Products - 0.6%
Ralcorp Holdings, Inc. (a)	7,800	521,118
Household Products - 1.1%
Energizer Holdings, Inc. (a)	4,100	237,595
Procter & Gamble Co.	11,400	721,392
		958,987
Personal Products - 0.3%
Avon Products, Inc.	9,500	289,180
USANA Health Sciences, Inc. (a)	700	19,383
		308,563
TOTAL CONSUMER STAPLES		3,498,859
ENERGY - 13.5%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	16,700	800,264
Ensco International Ltd. ADR	10,400	459,368
National Oilwell Varco, Inc.	14,900	647,703
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	14,768	$ 413,209
Schlumberger Ltd.	12,300	751,530
Transocean Ltd. (a)	2,600	207,532
Weatherford International Ltd. (a)	24,300	405,567
		3,685,173
Oil, Gas & Consumable Fuels - 9.4%
Cabot Oil & Gas Corp.	19,000	762,660
Chesapeake Energy Corp.	26,500	704,105
Frontier Oil Corp.	8,200	101,598
Marathon Oil Corp.	13,100	379,245
Noble Energy, Inc.	6,500	472,160
Occidental Petroleum Corp.	15,000	1,197,750
Petrohawk Energy Corp. (a)	21,100	451,540
Plains Exploration & Production Co. (a)	9,800	321,538
Range Resources Corp.	8,800	445,368
Royal Dutch Shell PLC:
Class A sponsored ADR	18,200	996,268
Class B ADR	29,700	1,562,814
Southwestern Energy Co. (a)	19,500	829,725
Suncor Energy, Inc.	6,528	188,659
		8,413,430
TOTAL ENERGY		12,098,603
FINANCIALS - 23.0%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	17,000	484,840
Morgan Stanley	50,300	1,417,454
		1,902,294
Commercial Banks - 5.7%
City National Corp.	2,400	119,808
Comerica, Inc.	14,100	508,728
Huntington Bancshares, Inc.	58,579	281,765
National Penn Bancshares, Inc.	15,800	108,862
PNC Financial Services Group, Inc.	11,076	595,446
Regions Financial Corp.	11,700	78,975
SunTrust Banks, Inc.	11,400	271,434
SVB Financial Group (a)	2,500	111,400
U.S. Bancorp, Delaware	31,200	767,832
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	75,728	$ 2,070,404
Wilmington Trust Corp., Delaware	13,800	198,996
		5,113,650
Consumer Finance - 1.4%
American Express Co.	24,100	920,379
Capital One Financial Corp.	7,100	268,025
Discover Financial Services	6,400	87,360
		1,275,764
Diversified Financial Services - 6.7%
Bank of America Corp.	123,186	2,052,279
Citigroup, Inc.	235,800	801,720
JPMorgan Chase & Co.	70,220	2,947,133
Moody's Corp.	8,200	218,284
		6,019,416
Insurance - 3.9%
Arch Capital Group Ltd. (a)	3,400	251,532
Assured Guaranty Ltd.	5,300	111,830
Axis Capital Holdings Ltd.	25,263	794,521
Lincoln National Corp.	32,422	816,386
Platinum Underwriters Holdings Ltd.	12,500	467,375
The Travelers Companies, Inc.	10,400	546,936
XL Capital Ltd. Class A	25,600	467,712
		3,456,292
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc. (c)	66,744	793,586
The Macerich Co. (c)	10,787	384,449
U-Store-It Trust	34,600	225,246
		1,403,281
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	64,200	847,440
Jones Lang LaSalle, Inc.	5,300	337,557
The St. Joe Co. (a)(c)	9,400	258,500
		1,443,497
TOTAL FINANCIALS		20,614,194
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.1%
Biotechnology - 1.2%
Amgen, Inc. (a)	7,900	$ 447,219
Biogen Idec, Inc. (a)	3,100	170,531
BioMarin Pharmaceutical, Inc. (a)	4,000	80,000
Genzyme Corp. (a)	1,700	97,240
OREXIGEN Therapeutics, Inc. (a)(c)	12,800	80,384
United Therapeutics Corp. (a)	3,100	177,971
		1,053,345
Health Care Equipment & Supplies - 1.2%
Abiomed, Inc. (a)	9,000	90,990
AGA Medical Holdings, Inc.	6,400	85,760
Covidien PLC	12,068	592,780
ev3, Inc. (a)	7,700	112,035
Micrus Endovascular Corp. (a)	6,475	130,989
Stryker Corp.	1,700	90,270
		1,102,824
Health Care Providers & Services - 1.8%
Aetna, Inc.	7,400	221,926
CIGNA Corp.	13,000	445,380
Emeritus Corp. (a)(c)	8,600	150,844
Health Management Associates, Inc. Class A (a)	37,900	276,291
Medco Health Solutions, Inc. (a)	7,647	483,596
		1,578,037
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	1,700	96,254
Pharmaceuticals - 4.8%
Ardea Biosciences, Inc. (a)	5,400	76,896
Cadence Pharmaceuticals, Inc. (a)	9,800	84,084
Johnson & Johnson	2,852	179,676
Merck & Co., Inc.	29,400	1,084,272
Optimer Pharmaceuticals, Inc. (a)	5,900	70,505
Pfizer, Inc.	122,700	2,153,385
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,900	534,089
ViroPharma, Inc. (a)	13,900	173,194
		4,356,101
TOTAL HEALTH CARE		8,186,561
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	2,200	$ 248,050
United Technologies Corp.	12,500	858,125
		1,106,175
Airlines - 0.4%
Southwest Airlines Co.	24,906	313,317
Building Products - 1.4%
Masco Corp.	32,984	440,996
Owens Corning (a)	34,104	802,467
		1,243,463
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	12,193	343,111
Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,600	101,348
Regal-Beloit Corp.	14,700	829,374
		930,722
Industrial Conglomerates - 1.1%
General Electric Co.	59,105	949,226
Machinery - 2.4%
Cummins, Inc.	18,800	1,067,464
Danaher Corp.	6,800	502,996
The Stanley Works	7,290	417,353
Timken Co.	7,300	191,479
		2,179,292
Professional Services - 0.4%
Equifax, Inc.	3,900	125,814
Manpower, Inc.	5,000	257,600
		383,414
Road & Rail - 2.6%
Arkansas Best Corp. (c)	13,800	362,112
Avis Budget Group, Inc. (a)	23,700	249,324
CSX Corp.	14,900	707,154
Union Pacific Corp.	15,000	1,010,550
		2,329,140
TOTAL INDUSTRIALS		9,777,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.0%
Adtran, Inc.	18,200	$ 425,516
Cisco Systems, Inc. (a)	20,222	492,001
Juniper Networks, Inc. (a)	17,300	484,054
QUALCOMM, Inc.	9,400	344,886
		1,746,457
Computers & Peripherals - 1.6%
Dell, Inc. (a)	31,100	411,453
Hewlett-Packard Co.	16,900	858,351
Western Digital Corp. (a)	5,300	204,739
		1,474,543
Electronic Equipment & Components - 3.2%
Amphenol Corp. Class A	7,500	312,375
Arrow Electronics, Inc. (a)	18,700	527,527
Avnet, Inc. (a)	19,840	547,782
Flextronics International Ltd. (a)	31,300	217,848
Ingram Micro, Inc. Class A (a)	24,150	427,455
Itron, Inc. (a)	4,417	295,718
Tyco Electronics Ltd.	21,300	545,919
		2,874,624
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	7,700	191,884
IT Services - 0.7%
Fidelity National Information Services, Inc.	12,300	277,242
Hewitt Associates, Inc. Class A (a)	4,657	176,919
MasterCard, Inc. Class A	900	201,933
		656,094
Office Electronics - 0.1%
Xerox Corp.	5,000	46,850
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	42,900	525,096
Avago Technologies Ltd.	5,100	92,565
Intel Corp.	39,373	808,328
Lam Research Corp. (a)	11,800	400,138
Micron Technology, Inc. (a)	66,300	600,678
ON Semiconductor Corp. (a)	135,636	1,079,663
Samsung Electronics Co. Ltd.	306	196,262
Standard Microsystems Corp. (a)	7,475	145,912
Teradyne, Inc. (a)(c)	29,800	297,702
		4,146,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Microsoft Corp.	18,300	$ 524,478
TOTAL INFORMATION TECHNOLOGY		11,661,274
MATERIALS - 3.1%
Chemicals - 2.7%
Albemarle Corp.	15,844	593,992
Celanese Corp. Class A	24,285	757,449
Dow Chemical Co.	25,800	730,398
Solutia, Inc. (a)	21,400	301,098
		2,382,937
Metals & Mining - 0.4%
Goldcorp, Inc.	3,200	121,097
Newcrest Mining Ltd.	4,582	128,637
Newmont Mining Corp.	2,400	118,272
		368,006
TOTAL MATERIALS		2,750,943
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	9,300	113,181
Iliad Group SA	992	105,064
Qwest Communications International, Inc.	54,800	249,888
Verizon Communications, Inc.	58,700	1,698,191
		2,166,324
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. (a)(c)	16,400	234,028
Sprint Nextel Corp. (a)	183,400	610,722
		844,750
TOTAL TELECOMMUNICATION SERVICES		3,011,074
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	13,500	453,870
Entergy Corp.	8,300	630,551
FirstEnergy Corp.	20,500	792,325
		1,876,746
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	18,200	$ 638,274
Multi-Utilities - 0.5%
Alliant Energy Corp.	15,500	490,265
TOTAL UTILITIES		3,005,285
TOTAL COMMON STOCKS (Cost $81,229,700)		87,693,923
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.16% (d)	1,598,511	1,598,511
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	3,041,221	3,041,221
TOTAL MONEY MARKET FUNDS (Cost $4,639,732)		4,639,732
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $85,869,432)		92,333,655
NET OTHER ASSETS - (2.9)%		(2,575,635)
NET ASSETS - 100%		$ 89,758,020
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	1,085
Total	$ 1,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $88,810,928. Net unrealized appreciation aggregated $3,522,727, of which $9,603,430 related to appreciated investment securities and $6,080,703 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797935.106

AFIF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 1.5%
Volkswagen AG (c)	9,798	$ 847,489
Diversified Consumer Services - 3.8%
DeVry, Inc.	34,648	2,188,021
Hotels, Restaurants & Leisure - 6.2%
Las Vegas Sands Corp. (a)(c)	62,600	1,041,038
McDonald's Corp.	21,800	1,391,930
Starbucks Corp. (a)	49,700	1,138,627
		3,571,595
Household Durables - 2.5%
Harman International Industries, Inc.	33,355	1,438,935
Media - 5.9%
DIRECTV (a)	54,500	1,844,825
The Walt Disney Co.	50,455	1,576,214
		3,421,039
TOTAL CONSUMER DISCRETIONARY		11,467,079
CONSUMER STAPLES - 6.9%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	21,686	1,085,357
The Coca-Cola Co.	26,400	1,391,808
		2,477,165
Tobacco - 2.6%
Philip Morris International, Inc.	30,700	1,503,686
TOTAL CONSUMER STAPLES		3,980,851
ENERGY - 5.8%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	6,068	290,779
Weatherford International Ltd. (a)	87,300	1,457,037
		1,747,816
Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	19,608	1,274,520
Williams Companies, Inc.	14,500	312,330
		1,586,850
TOTAL ENERGY		3,334,666
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.6%
Capital Markets - 2.4%
Ashmore Group PLC	55,710	$ 199,664
Janus Capital Group, Inc.	92,162	1,152,025
		1,351,689
Commercial Banks - 2.2%
PNC Financial Services Group, Inc.	23,557	1,266,424
Consumer Finance - 0.9%
American Express Co.	13,800	527,022
Diversified Financial Services - 9.1%
Bank of America Corp.	95,096	1,584,299
JPMorgan Chase & Co.	31,965	1,341,571
Moody's Corp.	79,300	2,110,966
NBH Holdings Corp. Class A (a)(d)	10,500	202,125
		5,238,961
Insurance - 0.0%
Allstate Corp.	900	28,125
TOTAL FINANCIALS		8,412,221
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	61,200	473,688
Edwards Lifesciences Corp. (a)	15,790	1,449,996
		1,923,684
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	12,700	1,219,327
Pharmaceuticals - 6.9%
Abbott Laboratories	15,929	864,626
Merck & Co., Inc.	35,700	1,316,616
Pfizer, Inc.	102,100	1,791,855
		3,973,097
TOTAL HEALTH CARE		7,116,108
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	9,900	1,116,225
Airlines - 0.8%
Southwest Airlines Co.	36,800	462,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Fluor Corp.	18,400	$ 787,520
Road & Rail - 5.2%
America Latina Logistica SA unit	60,100	535,434
CSX Corp.	26,200	1,243,452
Union Pacific Corp.	18,000	1,212,660
		2,991,546
TOTAL INDUSTRIALS		5,358,235
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 4.8%
Juniper Networks, Inc. (a)	42,358	1,185,177
QUALCOMM, Inc.	43,000	1,577,670
		2,762,847
Internet Software & Services - 1.3%
Baidu.com, Inc. sponsored ADR (a)(c)	1,400	726,152
IT Services - 7.7%
Fiserv, Inc. (a)	46,605	2,247,759
MasterCard, Inc. Class A	9,789	2,196,358
		4,444,117
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,500	531,375
Software - 6.9%
AsiaInfo Holdings, Inc. (a)	29,200	713,064
Citrix Systems, Inc. (a)	14,400	619,344
Microsoft Corp.	67,100	1,923,086
VMware, Inc. Class A (a)	13,600	673,336
		3,928,830
TOTAL INFORMATION TECHNOLOGY		12,393,321
MATERIALS - 5.1%
Chemicals - 5.1%
Dow Chemical Co.	47,600	1,347,556
Monsanto Co.	22,100	1,561,365
		2,908,921
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	26,800	$ 1,143,288
TOTAL COMMON STOCKS (Cost $52,297,683)		56,114,690
Nonconvertible Preferred Stocks - 2.5%

CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.5%
Volkswagen AG (Cost $1,424,598)	17,300	1,408,526
Money Market Funds - 2.9%

Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e) (Cost $1,674,225)	1,674,225	1,674,225
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $55,396,506)		59,197,441
NET OTHER ASSETS - (3.0)%		(1,711,318)
NET ASSETS - 100%		$ 57,486,123
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,125 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111
Fidelity Securities Lending Cash Central Fund	2,262
Total	$ 2,373
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,875,605	$ 12,875,605	$ -	$ -
Consumer Staples	3,980,851	3,980,851	-	-
Energy	3,334,666	3,334,666	-	-
Financials	8,412,221	8,210,096	202,125	-
Health Care	7,116,108	7,116,108	-	-
Industrials	5,358,235	5,358,235	-	-
Information Technology	12,393,321	12,393,321	-	-
Materials	2,908,921	2,908,921	-	-
Telecommunication Services	1,143,288	1,143,288	-	-
Money Market Funds	1,674,225	1,674,225	-	-
Total Investments in Securities:	$ 59,197,441	$ 58,995,316	$ 202,125	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $55,894,257. Net unrealized appreciation aggregated $3,303,184, of which $5,486,929 related to appreciated investment securities and $2,183,745 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797925.106

AGAI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
BorgWarner, Inc.	66,200	$ 2,480
Fuel Systems Solutions, Inc. (a)	17,100	477
Johnson Controls, Inc.	258,209	8,030
Tenneco, Inc. (a)	98,900	1,994
The Goodyear Tire & Rubber Co. (a)	321,990	4,183
		17,164
Automobiles - 0.6%
Ford Motor Co. (a)	439,000	5,154
Harley-Davidson, Inc.	142,600	3,509
		8,663
Distributors - 0.1%
Li & Fung Ltd.	364,000	1,693
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)(c)	97,589	4,289
Carnival Corp. unit	80,900	2,909
Darden Restaurants, Inc.	65,800	2,668
Jack in the Box, Inc. (a)	46,300	978
Marriott International, Inc. Class A (c)	45,734	1,240
Sonic Corp. (a)	79,500	675
Starbucks Corp. (a)	219,450	5,028
		17,787
Household Durables - 1.0%
D.R. Horton, Inc.	167,838	2,074
Ethan Allen Interiors, Inc.	46,470	742
Newell Rubbermaid, Inc.	104,900	1,442
Toll Brothers, Inc. (a)	353,500	6,656
Whirlpool Corp.	56,800	4,780
		15,694
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	26,000	3,078
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	229,490	3,555
DIRECTV (a)	127,500	4,316
Lamar Advertising Co. Class A (a)	64,700	1,946
McGraw-Hill Companies, Inc.	214,500	7,336
Scripps Networks Interactive, Inc. Class A	300	12
The Walt Disney Co.	462,422	14,446
Time Warner, Inc.	268,733	7,804
		39,415
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.3%
Kohl's Corp. (a)	112,500	$ 6,055
Target Corp.	275,500	14,194
		20,249
Specialty Retail - 3.7%
American Eagle Outfitters, Inc.	92,600	1,562
Best Buy Co., Inc.	82,019	2,994
Gymboree Corp. (a)	29,800	1,296
Limited Brands, Inc.	82,600	1,826
Lowe's Companies, Inc.	917,400	21,752
PetSmart, Inc.	1,222	33
RadioShack Corp.	171,915	3,363
Ross Stores, Inc.	23,100	1,130
Staples, Inc.	606,098	15,613
TJX Companies, Inc.	138,200	5,753
		55,322
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	51,255	4,097
TOTAL CONSUMER DISCRETIONARY		183,162
CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	138,900	3,549
Dr Pepper Snapple Group, Inc.	92,600	2,940
The Coca-Cola Co.	352,403	18,579
		25,068
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	151,319	5,107
Wal-Mart Stores, Inc.	301,675	16,312
Walgreen Co.	1,600	56
Whole Foods Market, Inc. (a)	94,100	3,340
		24,815
Food Products - 1.3%
Bunge Ltd.	59,100	3,522
Corn Products International, Inc.	28,500	929
Kraft Foods, Inc. Class A	105,700	3,005
Nestle SA (Reg.)	236,169	11,749
		19,205
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.2%
Colgate-Palmolive Co.	96,245	$ 7,983
Procter & Gamble Co.	400,100	25,318
		33,301
Personal Products - 0.2%
Mead Johnson Nutrition Co. Class A	66,000	3,122
Tobacco - 1.3%
Philip Morris International, Inc.	412,277	20,193
TOTAL CONSUMER STAPLES		125,704
ENERGY - 11.3%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	72,700	3,484
Cameron International Corp. (a)	220,072	9,052
Ensco International Ltd. ADR	66,100	2,920
Halliburton Co.	472,800	14,255
Helmerich & Payne, Inc.	72,800	2,950
Nabors Industries Ltd. (a)	116,300	2,563
Oceaneering International, Inc. (a)	23,100	1,396
Schlumberger Ltd.	374,300	22,870
Smith International, Inc.	147,200	6,034
Weatherford International Ltd. (a)	486,800	8,125
		73,649
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	112,000	7,855
Arch Coal, Inc.	87,000	1,957
Chesapeake Energy Corp.	29,975	796
EXCO Resources, Inc.	85,600	1,619
Exxon Mobil Corp.	549,102	35,690
Occidental Petroleum Corp.	261,100	20,849
Peabody Energy Corp.	110,183	5,065
Petrohawk Energy Corp. (a)	159,100	3,405
Plains Exploration & Production Co. (a)	163,690	5,371
Range Resources Corp.	91,600	4,636
Southwestern Energy Co. (a)	171,700	7,306
Ultra Petroleum Corp. (a)	67,900	3,105
		97,654
TOTAL ENERGY		171,303
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.4%
Capital Markets - 4.5%
Ameriprise Financial, Inc.	188,559	$ 7,548
Bank of New York Mellon Corp.	56,200	1,603
Charles Schwab Corp.	212,808	3,897
Goldman Sachs Group, Inc.	87,100	13,618
Janus Capital Group, Inc.	357,983	4,475
Jefferies Group, Inc.	72,700	1,815
Morgan Stanley	345,900	9,747
State Street Corp.	437,102	19,630
T. Rowe Price Group, Inc.	108,200	5,485
		67,818
Commercial Banks - 4.0%
BB&T Corp.	177,922	5,076
East West Bancorp, Inc.	8,750	153
Huntington Bancshares, Inc.	198,300	954
PNC Financial Services Group, Inc.	260,800	14,021
Sterling Bancshares, Inc.	66,100	312
Sumitomo Mitsui Financial Group, Inc.	51,000	1,640
Synovus Financial Corp.	16,500	47
U.S. Bancorp, Delaware	425,111	10,462
Wells Fargo & Co.	1,004,059	27,451
		60,116
Consumer Finance - 0.8%
American Express Co.	90,400	3,452
Capital One Financial Corp.	180,500	6,814
Discover Financial Services	73,600	1,005
SLM Corp. (a)	104,800	1,172
		12,443
Diversified Financial Services - 5.5%
Bank of America Corp.	1,677,436	27,946
Citigroup, Inc.	3,628,800	12,338
CME Group, Inc.	18,900	5,702
JPMorgan Chase & Co.	772,128	32,406
Moody's Corp.	138,800	3,695
NBH Holdings Corp. Class A (a)(d)	39,100	753
		82,840
Insurance - 1.8%
ACE Ltd.	59,300	2,964
AFLAC, Inc.	12,900	638
Allstate Corp.	141,900	4,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class B (a)	193,500	$ 15,505
Hartford Financial Services Group, Inc.	1,400	34
MBIA, Inc. (a)(c)	94,400	455
MetLife, Inc.	92,100	3,352
		27,382
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	103,700	1,233
Public Storage	46,200	3,797
Simon Property Group, Inc.	37,045	2,900
SL Green Realty Corp.	33,700	1,721
		9,651
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	288,300	3,806
TOTAL FINANCIALS		264,056
HEALTH CARE - 12.2%
Biotechnology - 2.1%
Amgen, Inc. (a)	172,863	9,786
Biogen Idec, Inc. (a)	3,600	198
Celgene Corp. (a)	77,616	4,620
Cephalon, Inc. (a)	76,900	5,281
Dendreon Corp. (a)(c)	56,500	1,764
Gilead Sciences, Inc. (a)	57,232	2,725
PDL BioPharma, Inc.	406,975	2,849
Vertex Pharmaceuticals, Inc. (a)	106,500	4,325
		31,548
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	816	46
CareFusion Corp. (a)	75,800	1,913
Covidien PLC	289,455	14,218
ev3, Inc. (a)	42,900	624
Hospira, Inc. (a)	29,500	1,544
St. Jude Medical, Inc. (a)	36,277	1,387
		19,732
Health Care Providers & Services - 3.2%
CIGNA Corp.	92,400	3,166
Express Scripts, Inc. (a)	149,200	14,325
Henry Schein, Inc. (a)	161,274	9,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	141,200	$ 8,929
UnitedHealth Group, Inc.	268,100	9,078
WellPoint, Inc. (a)	52,100	3,223
		47,886
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	57,800	2,099
Life Technologies Corp. (a)	46,300	2,350
QIAGEN NV (a)	4,500	98
		4,547
Pharmaceuticals - 5.3%
Abbott Laboratories	282,550	15,337
Allergan, Inc.	20,300	1,186
Bristol-Myers Squibb Co.	53,855	1,320
Johnson & Johnson	236,783	14,917
Merck & Co., Inc.	521,416	19,230
Pfizer, Inc.	1,305,224	22,907
Roche Holding AG (participation certificate)	10,512	1,755
Teva Pharmaceutical Industries Ltd. sponsored ADR	75,200	4,513
		81,165
TOTAL HEALTH CARE		184,878
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.1%
AeroVironment, Inc. (a)	33,003	800
BE Aerospace, Inc. (a)	161,900	4,193
Honeywell International, Inc.	89,300	3,586
Lockheed Martin Corp.	553	43
Precision Castparts Corp.	68,000	7,667
The Boeing Co.	102,100	6,449
United Technologies Corp.	347,900	23,883
		46,621
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	65,300	3,482
FedEx Corp.	80,000	6,781
		10,263
Airlines - 0.6%
Delta Air Lines, Inc. (a)	333,377	4,307
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	382,191	$ 4,808
UAL Corp. (a)	3,960	68
		9,183
Building Products - 0.1%
Masco Corp.	127,800	1,709
Commercial Services & Supplies - 0.0%
Iron Mountain, Inc.	26,500	686
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	119,000	4,617
Orion Marine Group, Inc. (a)	26,100	458
		5,075
Electrical Equipment - 0.0%
Alstom SA	2,100	134
SunPower Corp. Class B (a)	14,058	230
Vestas Wind Systems AS (a)	98	5
		369
Industrial Conglomerates - 1.7%
3M Co.	202,300	16,214
General Electric Co.	383,183	6,154
McDermott International, Inc. (a)	2,931	67
Textron, Inc.	165,400	3,295
		25,730
Machinery - 2.1%
Cummins, Inc.	169,000	9,596
Danaher Corp.	110,200	8,151
Eaton Corp.	8,100	552
Ingersoll-Rand Co. Ltd.	344,100	10,980
The Stanley Works	46,300	2,651
		31,930
Professional Services - 0.4%
Robert Half International, Inc.	191,900	5,354
Verisk Analytics, Inc.	3,000	85
		5,439
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)	106,600	1,121
CSX Corp.	260,500	12,363
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	168,955	$ 6,740
Union Pacific Corp.	177,289	11,944
		32,168
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	42,200	4,290
TOTAL INDUSTRIALS		173,463
INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	1,370,200	33,337
Harris Corp.	46,200	2,089
Juniper Networks, Inc. (a)	189,855	5,312
Palm, Inc. (a)	79,300	484
QUALCOMM, Inc.	156,220	5,732
Research In Motion Ltd. (a)	52,900	3,750
		50,704
Computers & Peripherals - 5.0%
Apple, Inc. (a)	174,036	35,611
EMC Corp. (a)	467,500	8,177
Hewlett-Packard Co.	615,750	31,274
		75,062
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	400,512	12,600
Corning, Inc.	208,500	3,676
Tyco Electronics Ltd.	178,000	4,562
		20,838
Internet Software & Services - 2.4%
eBay, Inc. (a)	305,350	7,029
Google, Inc. Class A (a)	47,218	24,874
Move, Inc. (a)	1,092,673	1,715
OpenTable, Inc.	200	7
Rackspace Hosting, Inc. (a)	42,900	851
Tencent Holdings Ltd.	6,400	125
Yahoo!, Inc. (a)	93,400	1,430
		36,031
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	140,300	6,753
MasterCard, Inc. Class A	29,100	6,529
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	122,600	$ 3,671
Visa, Inc. Class A	104,150	8,882
		25,835
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	296,200	7,236
Applied Materials, Inc.	1,366,275	16,723
ARM Holdings PLC sponsored ADR	3,600	33
ASML Holding NV (NY Shares)	100,100	3,086
Intel Corp.	400,400	8,220
Lam Research Corp. (a)	227,300	7,708
MEMC Electronic Materials, Inc. (a)	297,800	3,606
Micron Technology, Inc. (a)	299,100	2,710
Xilinx, Inc.	230,200	5,946
		55,268
Software - 4.5%
Adobe Systems, Inc. (a)	188,381	6,527
BMC Software, Inc. (a)	80,000	2,947
Citrix Systems, Inc. (a)	74,000	3,183
Microsoft Corp.	1,006,468	28,845
Oracle Corp.	921,169	22,707
Red Hat, Inc. (a)	56,700	1,590
Salesforce.com, Inc. (a)	700	48
VMware, Inc. Class A (a)	56,300	2,787
		68,634
TOTAL INFORMATION TECHNOLOGY		332,372
MATERIALS - 3.5%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	92,500	6,344
Albemarle Corp.	155,115	5,815
Dow Chemical Co.	372,500	10,545
Ecolab, Inc.	111,154	4,684
FMC Corp.	103,872	5,938
Praxair, Inc.	70,300	5,282
The Mosaic Co.	76,100	4,443
		43,051
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	140,900	5,126
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA (NY Shares) Class A (c)	3,700	$ 141
Barrick Gold Corp.	143,900	5,422
Freeport-McMoRan Copper & Gold, Inc.	500	38
		10,727
TOTAL MATERIALS		53,778
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	207,922	6,015
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	185,186	7,900
Sprint Nextel Corp. (a)	828,100	2,758
		10,658
TOTAL TELECOMMUNICATION SERVICES		16,673
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	129,000	4,524
TOTAL COMMON STOCKS (Cost $1,366,371)		1,509,913
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.16% (e)	3,628,287	3,628
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	5,171,196	5,171
TOTAL MONEY MARKET FUNDS (Cost $8,799)		8,799
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,375,170)		1,518,712
NET OTHER ASSETS - (0.1)%		(1,342)
NET ASSETS - 100%		$ 1,517,370
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	5
Total	$ 17
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,162	$ 183,162	$ -	$ -
Consumer Staples	125,704	125,704	-	-
Energy	171,303	171,303	-	-
Financials	264,056	263,303	753	-
Health Care	184,878	184,878	-	-
Industrials	173,463	173,463	-	-
Information Technology	332,372	332,372	-	-
Materials	53,778	53,778	-	-
Telecommunication Services	16,673	16,673	-	-
Utilities	4,524	4,524	-	-
Money Market Funds	8,799	8,799	-	-
Total Investments in Securities:	$ 1,518,712	$ 1,517,959	$ 753	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,427,651,000. Net unrealized appreciation aggregated $91,061,000, of which $172,959,000 related to appreciated investment securities and $81,898,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797926.106

GO-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.8%
Johnson Controls, Inc.	147,900	$ 4,600
Tenneco, Inc. (a)	351,500	7,086
		11,686
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(c)	254,300	7,548
Hotels, Restaurants & Leisure - 6.5%
BJ's Restaurants, Inc. (a)	233,900	5,005
Buffalo Wild Wings, Inc. (a)(c)	202,550	8,902
Hyatt Hotels Corp. Class A (c)	674,700	22,555
Las Vegas Sands Corp. unit	13,100	3,720
McDonald's Corp.	160,500	10,248
Starbucks Corp. (a)	1,227,600	28,124
Starwood Hotels & Resorts Worldwide, Inc.	202,400	7,833
The Cheesecake Factory, Inc. (a)	85,800	2,029
		88,416
Household Durables - 0.7%
Gafisa SA sponsored ADR (c)	103,500	3,178
iRobot Corp. (a)	86,700	1,404
Lennar Corp. Class A	80,400	1,319
Tempur-Pedic International, Inc. (a)	122,900	3,490
		9,391
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	158,100	18,719
Media - 1.3%
Comcast Corp. Class A	66,500	1,093
DIRECTV (a)	193,300	6,543
DreamWorks Animation SKG, Inc. Class A (a)	83,600	3,633
The Walt Disney Co.	214,600	6,704
		17,973
Multiline Retail - 0.9%
Target Corp.	228,100	11,752
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	54,000	2,247
Best Buy Co., Inc.	159,000	5,804
Home Depot, Inc.	186,100	5,806
Lumber Liquidators Holdings, Inc. (a)(c)	77,675	1,723
Staples, Inc.	362,800	9,346
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	138,500	2,539
		27,465
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	92,600	$ 3,374
Lululemon Athletica, Inc. (a)(c)	404,058	11,576
NIKE, Inc. Class B	52,800	3,569
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	398,400	12,243
		30,762
TOTAL CONSUMER DISCRETIONARY		223,712
CONSUMER STAPLES - 9.5%
Beverages - 2.8%
Dr Pepper Snapple Group, Inc.	221,700	7,039
PepsiCo, Inc.	160,200	10,008
The Coca-Cola Co.	402,400	21,215
		38,262
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	79,600	4,853
Wal-Mart Stores, Inc.	356,980	19,302
Walgreen Co.	148,900	5,247
		29,402
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (a)(c)	89,500	7,553
Smithfield Foods, Inc. (a)	252,900	4,352
Tyson Foods, Inc. Class A	437,000	7,446
		19,351
Household Products - 1.0%
Procter & Gamble Co.	214,700	13,586
Personal Products - 0.6%
Avon Products, Inc.	226,942	6,908
Nu Skin Enterprises, Inc. Class A	57,600	1,539
		8,447
Tobacco - 1.5%
Philip Morris International, Inc.	416,290	20,390
TOTAL CONSUMER STAPLES		129,438
ENERGY - 5.3%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	36,670	2,060
National Oilwell Varco, Inc.	91,388	3,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	71,500	$ 4,369
Transocean Ltd. (a)	50,486	4,030
		14,432
Oil, Gas & Consumable Fuels - 4.2%
Cameco Corp.	108,800	2,988
Chesapeake Energy Corp.	451,764	12,003
EOG Resources, Inc.	15,000	1,411
EXCO Resources, Inc.	167,300	3,164
Exxon Mobil Corp.	40,500	2,633
Peabody Energy Corp.	183,149	8,419
Petrohawk Energy Corp. (a)	336,100	7,193
Petroleo Brasileiro SA - Petrobras sponsored ADR	136,700	5,830
Range Resources Corp.	91,729	4,642
SandRidge Energy, Inc. (a)(c)	384,700	3,055
Southwestern Energy Co. (a)	156,093	6,642
		57,980
TOTAL ENERGY		72,412
FINANCIALS - 3.4%
Capital Markets - 0.9%
Charles Schwab Corp.	233,100	4,268
Goldman Sachs Group, Inc.	23,191	3,626
Knight Capital Group, Inc. Class A (a)	94,700	1,528
Morgan Stanley	44,400	1,251
Northern Trust Corp.	26,200	1,396
		12,069
Commercial Banks - 0.7%
Signature Bank, New York (a)	45,400	1,690
Wells Fargo & Co.	264,000	7,218
		8,908
Consumer Finance - 0.4%
Discover Financial Services	435,533	5,945
Diversified Financial Services - 1.3%
Bank of America Corp.	140,900	2,347
BM&F BOVESPA SA	1,117,058	7,275
Citigroup, Inc.	445,300	1,514
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,400	$ 1,327
JPMorgan Chase & Co.	130,800	5,490
		17,953
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	1,689
TOTAL FINANCIALS		46,564
HEALTH CARE - 16.9%
Biotechnology - 10.3%
Alexion Pharmaceuticals, Inc. (a)	196,400	9,726
Alkermes, Inc. (a)	24,985	286
Alnylam Pharmaceuticals, Inc. (a)	190,500	3,319
Celgene Corp. (a)	66,335	3,948
Cepheid, Inc. (a)(c)	498,600	7,529
Dendreon Corp. (a)(c)	500,500	15,631
Exelixis, Inc. (a)	667,300	4,317
Gilead Sciences, Inc. (a)	59,548	2,835
Human Genome Sciences, Inc. (a)	549,558	15,470
ImmunoGen, Inc. (a)	504,200	3,333
Immunomedics, Inc. (a)(c)	1,758,087	6,663
InterMune, Inc. (c)	590,000	8,107
Isis Pharmaceuticals, Inc. (a)	1,133,200	10,017
Metabolix, Inc. (a)	356,400	3,400
Micromet, Inc. (a)(c)	200,734	1,493
Myriad Genetics, Inc. (a)	48,000	1,104
Myriad Pharmaceuticals, Inc. (a)(c)	392,700	1,889
Regeneron Pharmaceuticals, Inc. (a)	158,400	3,874
Rigel Pharmaceuticals, Inc. (a)(c)	376,000	2,839
Seattle Genetics, Inc. (a)	1,424,210	14,527
Transition Therapeutics, Inc. (a)	537,433	1,420
Vertex Pharmaceuticals, Inc. (a)	458,890	18,636
		140,363
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	60,600	3,450
Medtronic, Inc.	37,100	1,610
Thoratec Corp. (a)	122,100	3,523
		8,583
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	64,000	6,145
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	54,400	$ 3,218
Medco Health Solutions, Inc. (a)	77,200	4,882
UnitedHealth Group, Inc.	114,600	3,880
		18,125
Health Care Technology - 0.1%
Cerner Corp. (a)	25,300	2,099
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	78,600	2,855
Life Technologies Corp. (a)	15,000	761
		3,616
Pharmaceuticals - 4.3%
Abbott Laboratories	200,800	10,899
Allergan, Inc.	83,500	4,879
Elan Corp. PLC sponsored ADR (a)	2,229,500	15,294
Johnson & Johnson	162,800	10,256
MAP Pharmaceuticals, Inc. (a)(c)	190,938	2,620
Merck & Co., Inc.	229,000	8,446
Teva Pharmaceutical Industries Ltd. sponsored ADR	97,200	5,833
		58,227
TOTAL HEALTH CARE		231,013
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	135,100	5,426
ITT Corp.	43,200	2,213
The Boeing Co.	218,200	13,782
		21,421
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	162,900	9,569
Construction & Engineering - 0.2%
Fluor Corp.	29,600	1,267
Quanta Services, Inc. (a)	81,559	1,550
		2,817
Electrical Equipment - 0.4%
A123 Systems, Inc. (c)	56,600	932
American Superconductor Corp. (a)(c)	61,000	1,708
First Solar, Inc. (a)(c)	19,600	2,076
		4,716
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	109,700	$ 8,792
Machinery - 1.3%
Caterpillar, Inc.	160,400	9,151
Danaher Corp.	96,800	7,160
Deere & Co.	35,200	2,017
		18,328
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)(c)	395,000	3,713
Union Pacific Corp.	128,900	8,684
		12,397
TOTAL INDUSTRIALS		78,040
INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	1,062,200	25,843
F5 Networks, Inc. (a)	55,700	3,108
Infinera Corp. (a)	203,081	1,539
Juniper Networks, Inc. (a)	164,300	4,597
Palm, Inc. (a)(c)	990,154	6,040
QUALCOMM, Inc.	405,695	14,885
Research In Motion Ltd. (a)	58,900	4,175
		60,187
Computers & Peripherals - 7.6%
Apple, Inc. (a)	290,158	59,375
Hewlett-Packard Co.	437,300	22,210
International Business Machines Corp.	113,100	14,382
Lexmark International, Inc. Class A (a)	136,300	4,595
NetApp, Inc. (a)	102,100	3,064
		103,626
Electronic Equipment & Components - 0.8%
Corning, Inc.	265,900	4,688
Prime View International Co. Ltd. sponsored GDR (a)(d)	10,600	209
Universal Display Corp. (a)(c)	591,000	6,223
		11,120
Internet Software & Services - 4.8%
Baidu.com, Inc. sponsored ADR (a)	8,100	4,201
eBay, Inc. (a)	264,900	6,098
Google, Inc. Class A (a)	91,508	48,206
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc.	228,000	$ 4,277
OpenTable, Inc. (c)	104,900	3,575
		66,357
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	186,116	8,958
MasterCard, Inc. Class A	20,600	4,622
VeriFone Holdings, Inc. (a)	294,500	5,684
Visa, Inc. Class A	282,600	24,100
		43,364
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	396,100	3,133
Analog Devices, Inc.	150,200	4,392
Applied Materials, Inc.	355,800	4,355
Atheros Communications, Inc. (a)	304,500	10,929
Broadcom Corp. Class A	242,000	7,579
Cree, Inc. (a)	521,300	35,360
Cypress Semiconductor Corp. (a)	1,155,268	13,678
Intel Corp.	787,680	16,171
International Rectifier Corp. (a)	254,400	5,147
NVIDIA Corp. (a)	783,900	12,699
Power Integrations, Inc.	158,700	5,707
Rambus, Inc. (a)(c)	479,300	10,521
Rubicon Technology, Inc. (a)(c)	221,200	3,473
Tessera Technologies, Inc. (a)	179,058	3,216
Texas Instruments, Inc.	195,200	4,759
Xilinx, Inc.	89,500	2,312
		143,431
Software - 9.0%
ArcSight, Inc. (a)(c)	296,100	7,935
Fortinet, Inc.	62,200	1,069
Microsoft Corp.	1,255,700	35,988
Oracle Corp.	380,400	9,377
Red Hat, Inc. (a)	717,700	20,131
Salesforce.com, Inc. (a)	365,300	24,822
Solera Holdings, Inc.	75,500	2,579
SuccessFactors, Inc. (a)(c)	465,100	8,423
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	113,689	$ 5,047
TiVo, Inc. (a)	747,500	7,086
		122,457
TOTAL INFORMATION TECHNOLOGY		550,542
MATERIALS - 2.3%
Chemicals - 1.1%
Dow Chemical Co.	82,200	2,327
Monsanto Co.	123,400	8,718
The Mosaic Co.	69,700	4,070
		15,115
Metals & Mining - 1.2%
Barrick Gold Corp.	88,300	3,327
Freeport-McMoRan Copper & Gold, Inc.	126,800	9,530
Nucor Corp.	75,600	3,130
		15,987
TOTAL MATERIALS		31,102
TOTAL COMMON STOCKS (Cost $1,153,405)		1,362,823
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 0.16% (e)	4,810,339	4,810
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	122,775,635	122,776
TOTAL MONEY MARKET FUNDS (Cost $127,586)		127,586
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $1,280,991)		1,490,409
NET OTHER ASSETS - (9.0)%		(122,948)
NET ASSETS - 100%		$ 1,367,461
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	179
Total	$ 180
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 223,712	$ 219,992	$ 3,720	$ -
Consumer Staples	129,438	129,438	-	-
Energy	72,412	72,412	-	-
Financials	46,564	46,564	-	-
Health Care	231,013	231,013	-	-
Industrials	78,040	78,040	-	-
Information Technology	550,542	550,542	-	-
Materials	31,102	31,102	-	-
Money Market Funds	127,586	127,586	-	-
Total Investments in Securities:	$ 1,490,409	$ 1,486,689	$ 3,720	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,283,547,000. Net unrealized appreciation aggregated $206,862,000, of which $299,168,000 related to appreciated investment securities and $92,306,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797927.106

LC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.9%
Johnson Controls, Inc.	121,901	$ 3,791,121
Tenneco, Inc. (a)	304,049	6,129,628
		9,920,749
Automobiles - 0.3%
Harley-Davidson, Inc.	129,200	3,179,612
Distributors - 0.2%
Li & Fung Ltd.	400,000	1,860,297
Diversified Consumer Services - 0.3%
Strayer Education, Inc.	16,500	3,742,695
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	262,335	4,603,979
Household Durables - 1.9%
Black & Decker Corp.	44,600	3,232,162
KB Home (d)	399,044	6,496,436
Lennar Corp. Class A	276,608	4,539,137
Mohawk Industries, Inc. (a)	31,830	1,641,791
Newell Rubbermaid, Inc.	457,845	6,295,369
		22,204,895
Leisure Equipment & Products - 0.2%
Brunswick Corp.	225,948	2,607,440
Media - 1.2%
Comcast Corp. Class A (special) (non-vtg.)	114,400	1,772,056
McGraw-Hill Companies, Inc.	259,475	8,874,045
Viacom, Inc. Class B (non-vtg.) (a)	115,200	3,415,680
		14,061,781
Multiline Retail - 0.9%
Target Corp.	202,104	10,412,398
Specialty Retail - 5.8%
Abercrombie & Fitch Co. Class A	56,600	2,061,372
Best Buy Co., Inc.	265,750	9,699,875
CarMax, Inc. (a)	17,100	345,249
Home Depot, Inc.	421,145	13,139,724
Lowe's Companies, Inc.	776,304	18,406,168
O'Reilly Automotive, Inc. (a)	47,300	1,858,890
Staples, Inc.	824,379	21,236,003
		66,747,281
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	326,327	$ 8,461,659
TOTAL CONSUMER DISCRETIONARY		147,802,786
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 1.0%
Walgreen Co.	321,385	11,325,607
Food Products - 1.3%
Danone	124,911	7,304,349
Nestle SA (Reg.)	162,115	8,065,010
		15,369,359
Household Products - 0.9%
Procter & Gamble Co.	153,693	9,725,693
Personal Products - 0.2%
Mead Johnson Nutrition Co. Class A	41,768	1,975,626
Tobacco - 2.0%
Lorillard, Inc.	46,700	3,410,968
Philip Morris International, Inc.	406,492	19,909,978
		23,320,946
TOTAL CONSUMER STAPLES		61,717,231
ENERGY - 10.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	105,054	5,034,188
Smith International, Inc.	203,400	8,337,366
Weatherford International Ltd. (a)	572,714	9,558,597
		22,930,151
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	376,871	27,247,773
Exxon Mobil Corp.	506,377	32,914,505
Marathon Oil Corp.	243,423	7,047,096
Occidental Petroleum Corp.	179,800	14,357,030
Plains Exploration & Production Co. (a)	59,300	1,945,633
Royal Dutch Shell PLC Class A sponsored ADR	120,261	6,583,087
Suncor Energy, Inc.	66,500	1,921,848
		92,016,972
TOTAL ENERGY		114,947,123
Common Stocks - continued
	Shares	Value
FINANCIALS - 23.4%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	130,964	$ 3,735,093
Charles Schwab Corp.	279,401	5,115,832
Goldman Sachs Group, Inc.	76,219	11,916,841
Morgan Stanley	242,205	6,825,337
		27,593,103
Commercial Banks - 8.4%
BB&T Corp.	282,555	8,061,294
PNC Financial Services Group, Inc.	360,177	19,363,116
Regions Financial Corp.	546,084	3,686,067
SunTrust Banks, Inc.	110,800	2,638,148
U.S. Bancorp, Delaware	446,671	10,992,573
Wells Fargo & Co.	1,926,649	52,674,586
		97,415,784
Consumer Finance - 0.4%
Capital One Financial Corp.	116,100	4,382,775
Diversified Financial Services - 9.7%
Bank of America Corp.	2,710,809	45,162,078
JPMorgan Chase & Co.	1,181,264	49,577,650
KKR Financial Holdings LLC	1,263,435	8,831,411
Moody's Corp. (d)	299,459	7,971,599
		111,542,738
Insurance - 0.5%
Genworth Financial, Inc. Class A (a)	356,551	5,683,423
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	607,026	8,012,743
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)(d)	870,012	6,664,292
Radian Group, Inc. (d)	842,661	8,274,931
		14,939,223
TOTAL FINANCIALS		269,569,789
HEALTH CARE - 14.5%
Biotechnology - 2.3%
Amgen, Inc. (a)	214,202	12,125,975
Cephalon, Inc. (a)	1,745	119,829
Genzyme Corp. (a)	79,619	4,554,207
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	127,400	$ 2,930,200
Vertex Pharmaceuticals, Inc. (a)	149,387	6,066,606
		25,796,817
Health Care Equipment & Supplies - 2.9%
C. R. Bard, Inc.	53,034	4,443,189
Inverness Medical Innovations, Inc. (a)(d)	610,617	23,826,257
SSL International PLC	74,613	840,925
St. Jude Medical, Inc. (a)	113,800	4,349,436
		33,459,807
Health Care Providers & Services - 0.7%
Express Scripts, Inc. (a)	84,200	8,084,042
Life Sciences Tools & Services - 0.3%
Lonza Group AG	4,878	384,102
QIAGEN NV (a)	131,400	2,865,834
		3,249,936
Pharmaceuticals - 8.3%
Abbott Laboratories	289,500	15,714,060
Allergan, Inc.	37,300	2,179,439
Johnson & Johnson	418,503	26,365,689
Merck & Co., Inc.	521,937	19,249,037
Pfizer, Inc.	1,694,686	29,741,739
Roche Holding AG (participation certificate)	10,107	1,687,636
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,200	732,122
		95,669,722
TOTAL HEALTH CARE		166,260,324
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.1%
European Aeronautic Defence and Space Co. EADS NV	58,400	1,204,998
Honeywell International, Inc.	393,740	15,812,598
Raytheon Co.	51,575	2,900,578
The Boeing Co.	63,035	3,981,291
		23,899,465
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	77,900	4,154,407
United Parcel Service, Inc. Class B	146,800	8,623,032
		12,777,439
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.5%
Lennox International, Inc.	131,075	$ 5,531,365
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	59,900	1,892,840
Ritchie Brothers Auctioneers, Inc.	28,800	603,936
Waste Management, Inc.	3,500	115,570
		2,612,346
Construction & Engineering - 0.0%
Fluor Corp.	2,537	108,584
Electrical Equipment - 0.3%
Roper Industries, Inc.	54,400	3,015,936
Industrial Conglomerates - 0.2%
Textron, Inc.	133,611	2,661,531
Machinery - 2.8%
Cummins, Inc.	99,852	5,669,597
Deere & Co.	36,700	2,102,910
Ingersoll-Rand Co. Ltd.	635,026	20,263,680
PACCAR, Inc.	118,566	4,191,308
SPX Corp.	2,300	136,827
		32,364,322
Road & Rail - 0.9%
Con-way, Inc.	80,400	2,612,196
Union Pacific Corp.	118,974	8,015,278
		10,627,474
Trading Companies & Distributors - 0.0%
Watsco, Inc.	579	33,489
TOTAL INDUSTRIALS		93,631,951
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 6.1%
Cisco Systems, Inc. (a)	1,518,691	36,949,752
Juniper Networks, Inc. (a)	393,533	11,011,053
QUALCOMM, Inc.	586,782	21,529,032
		69,489,837
Computers & Peripherals - 4.3%
3PAR, Inc. (a)	376,400	3,474,172
Apple, Inc. (a)	111,990	22,915,394
EMC Corp. (a)	532,128	9,306,919
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	224,300	$ 11,392,197
International Business Machines Corp.	21,500	2,733,940
		49,822,622
Electronic Equipment & Components - 0.8%
Corning, Inc.	513,226	9,048,174
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	26,950	14,197,260
IT Services - 1.6%
Accenture PLC Class A	27,583	1,102,493
Cognizant Technology Solutions Corp. Class A (a)	49,011	2,358,899
MasterCard, Inc. Class A	48,600	10,904,382
The Western Union Co.	199,250	3,144,165
Visa, Inc. Class A	13,100	1,117,168
		18,627,107
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	353,800	8,643,334
ARM Holdings PLC sponsored ADR	67	622
ASM International NV (NASDAQ) (a)	59,063	1,386,209
ASML Holding NV (NY Shares)	251,400	7,750,662
Lam Research Corp. (a)	272,698	9,247,189
MEMC Electronic Materials, Inc. (a)	1,195,275	14,474,780
National Semiconductor Corp.	579,810	8,395,649
Taiwan Semiconductor Manufacturing Co. Ltd.	2,069,679	3,787,648
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	713,840	6,959,940
		60,646,033
Software - 2.4%
Adobe Systems, Inc. (a)	202,995	7,033,777
Autonomy Corp. PLC (a)	387,011	9,030,526
Citrix Systems, Inc. (a)	113,300	4,873,033
Informatica Corp. (a)	91,400	2,332,528
Oracle Corp.	46,671	1,150,440
Salesforce.com, Inc. (a)	44,880	3,049,596
		27,469,900
TOTAL INFORMATION TECHNOLOGY		249,300,933
Common Stocks - continued
	Shares	Value
MATERIALS - 4.0%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	41,500	$ 2,846,070
Albemarle Corp.	152,692	5,724,423
Dow Chemical Co.	273,123	7,732,112
E.I. du Pont de Nemours & Co.	332,892	11,225,118
FMC Corp.	28,102	1,606,591
Monsanto Co.	183,568	12,969,079
		42,103,393
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	71,000	2,104,440
Metals & Mining - 0.1%
RTI International Metals, Inc. (a)	57,682	1,386,098
TOTAL MATERIALS		45,593,931
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	13,700	584,442
Sprint Nextel Corp. (a)	375,500	1,250,415
		1,834,857
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	97,963	1,145,187
TOTAL COMMON STOCKS (Cost $1,122,359,641)		1,151,804,112
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG (Cost $4,573,446)	50,700	4,127,877
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(e)	$ 1,480,000	$ 185,000
7.75% 6/1/15 (c)	3,200,000	0
		185,000
TOTAL CONVERTIBLE BONDS (Cost $326,150)		185,000
Money Market Funds - 1.0%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f) (Cost $12,024,398)	12,024,398	12,024,398
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,139,283,635)		1,168,141,387
NET OTHER ASSETS - (1.6)%		(18,856,306)
NET ASSETS - 100%		$ 1,149,285,081
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 356
Fidelity Securities Lending Cash Central Fund	7,868
Total	$ 8,224
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 151,930,663	$ 151,930,663	$ -	$ -
Consumer Staples	61,717,231	61,717,231	-	-
Energy	114,947,123	114,947,123	-	-
Financials	269,569,789	269,569,789	-	-
Health Care	166,260,324	166,260,324	-	-
Industrials	93,631,951	93,631,951	-	-
Information Technology	249,300,933	249,300,933	-	-
Materials	45,593,931	45,593,931	-	-
Telecommunication Services	1,834,857	1,834,857	-	-
Utilities	1,145,187	1,145,187	-	-
Corporate Bonds	185,000	-	-	185,000
Money Market Funds	12,024,398	12,024,398	-	-
Total Investments in Securities:	$ 1,168,141,387	$ 1,167,956,387	$ -	$ 185,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 185,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 185,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,168,732,286. Net unrealized depreciation aggregated $590,899, of which $72,324,749 related to appreciated investment securities and $72,915,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797928.106

MC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.3%
Diversified Consumer Services - 4.6%
DeVry, Inc.	2,202,798	$ 139,107
Hotels, Restaurants & Leisure - 9.0%
International Game Technology	3,484,924	61,160
Las Vegas Sands Corp. (a)(c)	3,318,400	55,185
Ruth's Hospitality Group, Inc. (a)(d)	1,392,511	5,041
Starbucks Corp. (a)	2,763,300	63,307
Wendy's/Arby's Group, Inc.	18,081,144	88,236
		272,929
Household Durables - 2.8%
Harman International Industries, Inc.	2,000,000	86,280
Media - 0.3%
DreamWorks Animation SKG, Inc. Class A (a)	235,000	10,213
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (c)	1,723,073	62,754
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc. (a)	56,600	1,622
Hanesbrands, Inc. (a)	1,321,951	34,278
Liz Claiborne, Inc. (a)(c)(d)	5,871,697	40,573
		76,473
TOTAL CONSUMER DISCRETIONARY		647,756
CONSUMER STAPLES - 3.2%
Beverages - 3.1%
Anheuser-Busch InBev SA NV	1,243,951	62,258
Coca-Cola Hellenic Bottling Co. SA sponsored ADR (c)	1,320,917	32,310
		94,568
Food & Staples Retailing - 0.1%
Safeway, Inc.	66,200	1,650
TOTAL CONSUMER STAPLES		96,218
ENERGY - 8.3%
Energy Equipment & Services - 5.5%
SEACOR Holdings, Inc. (a)	550,335	42,035
Smith International, Inc.	1,067,400	43,753
Weatherford International Ltd. (a)	4,932,700	82,327
		168,115
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Peabody Energy Corp.	339,600	$ 15,611
Southern Union Co.	1,657,700	39,685
Williams Companies, Inc.	1,398,700	30,128
		85,424
TOTAL ENERGY		253,539
FINANCIALS - 15.9%
Capital Markets - 5.6%
Ashmore Global Opps Ltd. (a)(d)	4,179,276	27,959
Ashmore Group PLC	12,266,089	43,961
Greenhill & Co., Inc. (c)	305,448	21,824
Janus Capital Group, Inc.	5,959,885	74,499
		168,243
Commercial Banks - 5.6%
KeyCorp	3,845,200	27,493
Marshall & Ilsley Corp.	2,233,100	15,810
Regions Financial Corp.	9,783,808	66,041
SunTrust Banks, Inc.	2,562,700	61,018
		170,362
Diversified Financial Services - 4.3%
Moody's Corp. (c)	4,551,500	121,161
NBH Holdings Corp. Class A (a)(e)	538,600	10,368
		131,529
Insurance - 0.4%
Hartford Financial Services Group, Inc.	525,700	12,811
TOTAL FINANCIALS		482,945
HEALTH CARE - 10.5%
Health Care Equipment & Supplies - 5.4%
Boston Scientific Corp. (a)	3,744,300	28,981
CareFusion Corp. (a)	1,102,000	27,814
Edwards Lifesciences Corp. (a)	845,789	77,669
Hill-Rom Holdings, Inc.	229,900	6,033
Hologic, Inc. (a)	1,362,000	23,495
		163,992
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	736,573	70,718
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.8%
Charles River Laboratories International, Inc. (a)	888,316	$ 33,685
Covance, Inc. (a)	608,900	34,476
Pharmaceutical Product Development, Inc.	707,300	14,896
		83,057
TOTAL HEALTH CARE		317,767
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	561,199	63,275
Airlines - 1.1%
Southwest Airlines Co.	2,704,600	34,024
Building Products - 0.1%
Lennox International, Inc.	43,600	1,840
Construction & Engineering - 1.9%
Fluor Corp.	981,100	41,991
Jacobs Engineering Group, Inc. (a)	398,900	15,477
		57,468
Machinery - 2.7%
AGCO Corp. (a)	1,548,600	53,040
Flowserve Corp.	304,000	30,427
		83,467
Road & Rail - 4.7%
America Latina Logistica SA unit	5,099,600	45,433
CSX Corp.	1,273,200	60,426
Union Pacific Corp.	542,330	36,537
		142,396
TOTAL INDUSTRIALS		382,470
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 3.3%
Juniper Networks, Inc. (a)	3,026,950	84,694
Tekelec (a)	889,200	14,690
		99,384
Computers & Peripherals - 2.4%
3PAR, Inc. (a)(c)	3,032,700	27,992
Teradata Corp. (a)	1,499,100	45,708
		73,700
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	1,594,900	$ 41,946
Baidu.com, Inc. sponsored ADR (a)(c)	79,500	41,235
		83,181
IT Services - 6.7%
Fiserv, Inc. (a)	2,638,068	127,234
MasterCard, Inc. Class A	340,900	76,488
		203,722
Semiconductors & Semiconductor Equipment - 0.2%
MEMC Electronic Materials, Inc. (a)	552,700	6,693
Software - 4.6%
AsiaInfo Holdings, Inc. (a)(c)	1,790,300	43,719
Citrix Systems, Inc. (a)	800,700	34,438
CommVault Systems, Inc. (a)	653,100	14,303
VMware, Inc. Class A (a)	924,100	45,752
		138,212
TOTAL INFORMATION TECHNOLOGY		604,892
MATERIALS - 4.9%
Chemicals - 3.3%
Dow Chemical Co.	2,505,400	70,928
Monsanto Co.	422,900	29,878
		100,806
Construction Materials - 1.0%
Texas Industries, Inc. (c)	864,303	30,709
Metals & Mining - 0.6%
MacArthur Coal Ltd. (c)	1,770,687	16,179
TOTAL MATERIALS		147,694
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc. (a)(c)	2,132,500	14,309
Iridium Communications, Inc. unit (a)	1,375,120	11,661
		25,970
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	1,471,867	$ 62,790
TOTAL TELECOMMUNICATION SERVICES		88,760
TOTAL COMMON STOCKS (Cost $2,696,175)		3,022,041
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $15,021)	184,100	14,989
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.16% (f)	4,236,079	4,236
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	224,974,179	224,974
TOTAL MONEY MARKET FUNDS (Cost $229,210)		229,210
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $2,940,406)		3,266,240
NET OTHER ASSETS - (7.5)%		(229,005)
NET ASSETS - 100%		$ 3,037,235
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,368,000 or 0.3% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	93
Total	$ 123
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 18,660	$ 9,270	$ -	$ -	$ 27,959
Liz Claiborne, Inc.	24,485	-	-	-	40,573
Ruth's Hospitality Group, Inc.	-	4,090	-	-	5,041
Total	$ 43,145	$ 13,360	$ -	$ -	$ 73,573
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 662,745	$ 662,745	$ -	$ -
Consumer Staples	96,218	96,218	-	-
Energy	253,539	253,539	-	-
Financials	482,945	472,577	10,368	-
Health Care	317,767	317,767	-	-
Industrials	382,470	382,470	-	-
Information Technology	604,892	604,892	-	-
Materials	147,694	147,694	-	-
Telecommunication Services	88,760	77,099	11,661	-
Money Market Funds	229,210	229,210	-	-
Total Investments in Securities:	$ 3,266,240	$ 3,244,211	$ 22,029	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,967,855,000. Net unrealized appreciation aggregated $298,385,000, of which $413,773,000 related to appreciated investment securities and $115,388,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797929.106

ASCF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.5%
Diversified Consumer Services - 0.5%
Best Bridal, Inc.	963	$ 3,011
Meiko Network Japan Co. Ltd. (d)	2,530,000	16,064
		19,075
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)(d)	2,545,930	20,622
Brinker International, Inc.	679,200	12,300
CEC Entertainment, Inc. (a)	310,800	10,894
Cracker Barrel Old Country Store, Inc.	488,502	21,338
Einstein Noah Restaurant Group, Inc. (a)	299,852	3,286
		68,440
Household Durables - 1.2%
Tupperware Brands Corp.	1,053,643	49,237
Internet & Catalog Retail - 0.1%
Toupargel-Agrigel	136,301	2,949
Specialty Retail - 1.7%
Charming Shoppes, Inc. (a)	3,584,738	21,329
Gulliver International Co. Ltd. (c)	131,660	5,603
Jumbo SA (a)	2,750,307	25,987
Rent-A-Center, Inc. (a)	801,300	17,821
		70,740
Textiles, Apparel & Luxury Goods - 1.3%
FGX International Ltd. (a)	732,000	14,442
Movado Group, Inc. (c)	540,000	6,912
Sanei-International Co. Ltd.	228,800	2,651
Unifirst Corp.	557,821	29,319
		53,324
TOTAL CONSUMER DISCRETIONARY		263,765
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	1,059,200	38,311
Ingles Markets, Inc. Class A	225,000	3,170
PriceSmart, Inc.	1,239,938	26,361
The Pantry, Inc. (a)	499,588	6,545
		74,387
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	994,084	42,775
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
Herbalife Ltd.	1,329,900	$ 53,262
TOTAL CONSUMER STAPLES		170,424
ENERGY - 5.4%
Energy Equipment & Services - 3.9%
Bristow Group, Inc. (a)	733,900	26,575
Natural Gas Services Group, Inc. (a)(d)	979,161	15,001
TETRA Technologies, Inc. (a)(d)	7,505,996	75,660
Unit Corp. (a)	930,200	40,436
		157,672
Oil, Gas & Consumable Fuels - 1.5%
Buckeye GP Holdings LP	549,593	17,933
Cloud Peak Energy, Inc.	667,300	10,150
Petroleum Development Corp. (a)(d)	1,485,143	34,916
		62,999
TOTAL ENERGY		220,671
FINANCIALS - 2.2%
Capital Markets - 1.1%
AllianceBernstein Holding LP	1,685,500	45,593
Insurance - 1.0%
Delphi Financial Group, Inc. Class A	685,630	14,624
First Mercury Financial Corp. (d)	1,135,749	16,162
Mercer Insurance Group, Inc. (d)	656,100	11,790
		42,576
Real Estate Management & Development - 0.1%
Relo Holdings Corp.	179,100	2,966
TOTAL FINANCIALS		91,135
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 2.7%
COLTENE Holding AG (d)	421,900	22,756
Cooper Companies, Inc. (c)	1,083,000	43,385
Cutera, Inc. (a)(d)	1,284,550	12,075
Cynosure, Inc. Class A (a)	733,468	7,254
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Guerbet	125,000	$ 15,387
Palomar Medical Technologies, Inc. (a)	869,880	7,855
		108,712
Health Care Providers & Services - 5.7%
AmSurg Corp. (a)(d)	2,305,267	47,627
Healthways, Inc. (a)(d)	3,325,705	49,952
InVentiv Health, Inc. (a)	1,249,169	18,338
United Drug PLC (Ireland) (d)	12,649,710	39,095
Universal Health Services, Inc. Class B	2,543,400	78,896
		233,908
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)(d)	3,600,000	21,780
Pharmaceuticals - 0.3%
Vetoquinol SA	382,601	11,924
TOTAL HEALTH CARE		376,324
INDUSTRIALS - 22.5%
Aerospace & Defense - 6.8%
Alliant Techsystems, Inc. (a)(d)	1,871,996	148,730
Esterline Technologies Corp. (a)	822,544	33,848
Moog, Inc. Class A (a)	1,260,648	42,812
QinetiQ Group PLC	16,377,205	31,496
Teledyne Technologies, Inc. (a)	560,196	21,103
		277,989
Air Freight & Logistics - 1.3%
Dynamex, Inc. (a)(d)	754,191	13,123
UTI Worldwide, Inc.	2,543,750	37,978
		51,101
Commercial Services & Supplies - 6.7%
ABM Industries, Inc.	1,622,879	33,237
Babcock International Group PLC (c)	9,083,407	72,937
Prosegur Compania de Seguridad SA (Reg.)	1,353,825	59,536
Spice PLC (d)	28,301,570	16,833
The Geo Group, Inc. (a)	1,500,000	29,655
VT Group PLC (c)	5,861,553	59,671
		271,869
Construction & Engineering - 0.4%
Daimei Telecom Engineering Corp. (d)	2,072,700	14,841
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.1%
centrotherm photovoltaics AG (a)(c)	630,321	$ 25,467
Energy Conversion Devices, Inc. (a)(c)	52,000	374
GT Solar International, Inc. (a)(c)	6,739,800	40,102
Roth & Rau AG (a)(c)	557,700	18,725
		84,668
Industrial Conglomerates - 1.4%
DCC PLC (Ireland)	2,216,198	58,084
Machinery - 0.5%
John Bean Technologies Corp.	1,306,600	21,363
Professional Services - 3.3%
Benefit One, Inc. (d)	12,837	10,434
CBIZ, Inc. (a)(d)	3,613,124	22,510
en-japan, Inc. (c)	7,320	8,620
FTI Consulting, Inc. (a)	860,000	31,596
Towers Watson & Co.	1,057,973	46,731
VSE Corp. (d)	341,726	14,534
		134,425
TOTAL INDUSTRIALS		914,340
INFORMATION TECHNOLOGY - 39.2%
Communications Equipment - 2.9%
Emulex Corp. (a)	2,266,400	28,783
Mitsui Knowledge Industry Co. Ltd.	19,962	3,387
Opnext, Inc. (a)	3,982,175	8,124
ViaSat, Inc. (a)(d)	2,536,804	77,119
		117,413
Computers & Peripherals - 0.1%
Rimage Corp. (a)	224,357	3,318
Electronic Equipment & Components - 4.0%
Benchmark Electronics, Inc. (a)	2,275,200	45,049
Diploma PLC (d)	7,495,967	20,235
Electro Scientific Industries, Inc. (a)(d)	1,753,990	21,942
Insight Enterprises, Inc. (a)(d)	2,876,690	36,793
PC Connection, Inc. (a)	1,016,890	6,386
Vishay Intertechnology, Inc. (a)	3,254,900	33,363
		163,768
Internet Software & Services - 1.1%
Macromill, Inc.	4,399	6,542
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	1,340,440	$ 14,879
SkillSoft PLC sponsored ADR (a)	2,011,400	22,306
		43,727
IT Services - 20.5%
Acxiom Corp. (a)(d)	5,485,710	92,489
Broadridge Financial Solutions, Inc.	1,245,526	26,206
CACI International, Inc. Class A (a)	1,244,200	61,663
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	92,753
Convergys Corp. (a)	3,674,000	45,337
DST Systems, Inc. (a)	759,620	29,192
Fidelity National Information Services, Inc.	8,501,938	191,634
Global Cash Access Holdings, Inc. (a)	2,970,600	22,250
Groupe Steria SCA	1,054,374	29,629
Heartland Payment Systems, Inc.	1,203,169	18,396
Hewitt Associates, Inc. Class A (a)	1,869,820	71,034
Integral Systems, Inc. (a)(d)	1,412,288	12,089
Patni Computer Systems Ltd. sponsored ADR	1,166,133	24,221
Sopra Group SA	185,101	13,231
Syntel, Inc.	1,686,504	57,172
Telvent GIT SA	207,155	5,852
WNS Holdings Ltd. sponsored ADR (a)(c)	2,944,793	43,907
		837,055
Office Electronics - 2.5%
Xerox Corp.	10,895,527	102,091
Semiconductors & Semiconductor Equipment - 1.9%
Axell Corp.	253,500	9,161
DSP Group, Inc. (a)(d)	1,149,029	8,422
Manz Automation AG (a)(c)	149,241	11,409
Microtune, Inc. (a)(d)	5,208,000	12,343
Omnivision Technologies, Inc. (a)	341,782	4,966
Rudolph Technologies, Inc. (a)	1,410,000	11,224
Shinkawa Ltd.	223,700	3,133
Silicon Image, Inc. (a)(d)	6,626,687	16,037
		76,695
Software - 6.2%
Deltek, Inc. (a)	2,013,575	15,484
ebix.com, Inc. (a)(c)(d)	1,992,318	28,928
EPIQ Systems, Inc. (a)(d)	3,242,369	37,676
JDA Software Group, Inc. (a)	715,162	20,239
Progress Software Corp. (a)	1,581,200	44,305
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
S1 Corp. (a)	1,351,866	$ 8,395
Simplex Technology, Inc. (c)	5,915	2,833
Solera Holdings, Inc.	1,110,900	37,948
SWORD Group (d)	636,565	21,598
Sybase, Inc. (a)	788,800	35,015
		252,421
TOTAL INFORMATION TECHNOLOGY		1,596,488
MATERIALS - 3.4%
Chemicals - 1.5%
Airgas, Inc.	918,669	58,923
Fujikura Kasei Co., Ltd.	381,900	1,832
		60,755
Metals & Mining - 1.9%
A.M. Castle & Co. (d)	1,257,905	14,491
Reliance Steel & Aluminum Co.	819,800	36,350
Titanium Metals Corp. (a)(c)	2,180,100	25,703
		76,544
TOTAL MATERIALS		137,299
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.7%
AboveNet, Inc. (a)	827,706	50,589
Premiere Global Services, Inc. (a)	2,421,800	18,212
		68,801
Wireless Telecommunication Services - 0.8%
Syniverse Holdings, Inc. (a)	1,931,073	32,481
TOTAL TELECOMMUNICATION SERVICES		101,282
UTILITIES - 0.5%
Gas Utilities - 0.5%
UGI Corp.	858,800	21,513
TOTAL COMMON STOCKS (Cost $3,469,133)		3,893,241
Money Market Funds - 6.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (e)	203,186,006	$ 203,186
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	56,268,820	56,269
TOTAL MONEY MARKET FUNDS (Cost $259,455)		259,455
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,728,588)		4,152,696
NET OTHER ASSETS - (2.0)%		(80,778)
NET ASSETS - 100%		$ 4,071,918
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	320
Total	$ 436
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 16,479	$ -	$ -	$ -	$ 14,491
Acxiom Corp.	61,588	1,750	-	-	92,489
AFC Enterprises, Inc.	19,800	147	-	-	20,622
Alliant Techsystems, Inc.	144,241	15,510	-	-	148,730
AmSurg Corp.	47,742	-	-	-	47,627
Benefit One, Inc.	6,615	2,685	-	-	10,434
CBIZ, Inc.	17,978	7,422	-	-	22,510
COLTENE Holding AG	21,985	-	-	-	22,756
Cutera, Inc.	11,587	-	-	-	12,075
Daimei Telecom Engineering Corp.	11,667	4,118	-	-	14,841
Diploma PLC	21,178	-	-	-	20,235
DSP Group, Inc.	7,227	-	-	-	8,422
Dynamex, Inc.	13,111	11	-	-	13,123
ebix.com, Inc.	34,474	-	-	-	28,928
Electro Scientific Industries, Inc.	17,066	-	-	-	21,942
EPIQ Systems, Inc.	41,989	-	-	-	37,676
eResearchTechnology, Inc.	21,240	-	-	-	21,780
First Mercury Financial Corp.	14,719	-	-	28	16,162
Guerbet	24,094	-	5,464	-	-
Healthways, Inc.	57,102	-	-	-	49,952
Insight Enterprises, Inc.	9,954	22,864	-	-	36,793
Integral Systems, Inc.	9,759	2,663	-	-	12,089
Meiko Network Japan Co. Ltd.	12,072	4,786	-	235	16,064
Mercer Insurance Group, Inc.	11,272	-	-	49	11,790
Microtune, Inc.	9,062	-	-	-	12,343
Natural Gas Services Group, Inc.	21,157	-	4,610	-	15,001
Opnext, Inc.	12,228	-	4,941	-	-
Petroleum Development Corp.	26,688	-	-	-	34,916
Silicon Image, Inc.	14,722	-	232	-	16,037
Spice PLC	33,404	-	-	183	16,833
SWORD Group	9,811	12,995	-	-	21,598
TETRA Technologies, Inc.	77,762	-	-	-	75,660
United Drug PLC (Ireland)	55,679	1,466	15,803	297	39,095
ViaSat, Inc.	77,753	-	-	-	77,119
VSE Corp.	12,382	3,033	-	15	14,534
Total	$ 1,005,587	$ 79,450	$ 31,050	$ 807	$ 1,024,667
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $3,729,707,000. Net unrealized appreciation aggregated $422,989,000, of which $712,590,000 related to appreciated investment securities and $289,601,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797937.106

ATQG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Johnson Controls, Inc.	3,900	$ 121,290
Diversified Consumer Services - 0.6%
Strayer Education, Inc.	500	113,415
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.	2,600	166,010
Starbucks Corp. (a)	5,900	135,169
Wyndham Worldwide Corp.	5,300	121,847
		423,026
Household Durables - 2.5%
iRobot Corp. (a)	2,200	35,618
Tempur-Pedic International, Inc. (a)	15,300	434,520
		470,138
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	3,500	414,400
Multiline Retail - 0.3%
Target Corp.	1,200	61,824
Specialty Retail - 0.9%
Best Buy Co., Inc.	700	25,550
Sally Beauty Holdings, Inc. (a)	11,200	91,728
Staples, Inc.	1,700	43,792
		161,070
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	1,300	156,260
Phillips-Van Heusen Corp.	2,200	95,744
Polo Ralph Lauren Corp. Class A	1,600	127,888
		379,892
TOTAL CONSUMER DISCRETIONARY		2,145,055
CONSUMER STAPLES - 13.7%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	2,243	112,259
PepsiCo, Inc.	1,800	112,446
The Coca-Cola Co.	5,100	268,872
		493,577
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	1,600	97,552
Wal-Mart Stores, Inc.	6,000	324,420
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	5,400	$ 190,296
Whole Foods Market, Inc. (a)(c)	3,500	124,215
		736,483
Food Products - 2.8%
Bunge Ltd.	1,600	95,344
Calavo Growers, Inc.	3,100	54,839
Danone	1,744	101,983
Nestle SA sponsored ADR	2,250	111,915
The J.M. Smucker Co.	2,100	125,328
Tingyi (Cayman Island) Holding Corp.	12,000	27,858
		517,267
Household Products - 2.2%
Procter & Gamble Co.	6,400	404,992
Personal Products - 2.0%
Avon Products, Inc.	4,400	133,936
BaWang International (Group) Holding Ltd.	15,000	8,425
Hengan International Group Co. Ltd.	3,000	20,619
Herbalife Ltd.	2,600	104,130
Mead Johnson Nutrition Co. Class A	2,300	108,790
		375,900
TOTAL CONSUMER STAPLES		2,528,219
ENERGY - 4.4%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	2,820	172,302
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	1,600	35,984
Chesapeake Energy Corp.	2,100	55,797
Exxon Mobil Corp.	4,340	282,100
Massey Energy Co.	1,600	68,912
Occidental Petroleum Corp.	1,800	143,730
Range Resources Corp.	1,200	60,732
		647,255
TOTAL ENERGY		819,557
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.8%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	2,800	$ 79,856
Goldman Sachs Group, Inc.	200	31,270
Morgan Stanley	4,570	128,783
Northern Trust Corp.	1,600	85,264
		325,173
Commercial Banks - 1.5%
M&T Bank Corp.	400	30,972
PNC Financial Services Group, Inc.	1,400	75,264
Wells Fargo & Co.	6,400	174,976
		281,212
Consumer Finance - 0.6%
American Express Co.	3,100	118,389
Diversified Financial Services - 1.9%
Bank of America Corp.	7,000	116,620
CME Group, Inc.	400	120,676
JPMorgan Chase & Co.	2,900	121,713
		359,009
Real Estate Management & Development - 1.0%
Henderson Land Development Co. Ltd.	2,000	13,514
Jones Lang LaSalle, Inc.	2,300	146,487
Yanlord Land Group Ltd.	12,000	15,281
		175,282
TOTAL FINANCIALS		1,259,065
HEALTH CARE - 14.9%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	1,232	61,009
Amgen, Inc. (a)	3,000	169,830
Biogen Idec, Inc. (a)	2,900	159,529
BioMarin Pharmaceutical, Inc. (a)	1,900	38,000
Dendreon Corp. (a)(c)	1,600	49,968
United Therapeutics Corp. (a)	1,000	57,410
		535,746
Health Care Equipment & Supplies - 2.9%
Covidien PLC	5,000	245,600
ev3, Inc. (a)	1,400	20,370
Inverness Medical Innovations, Inc. (a)	4,475	174,615
Mako Surgical Corp. (a)	900	11,907
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Micrus Endovascular Corp. (a)	2,800	$ 56,644
NuVasive, Inc. (a)	500	19,975
		529,111
Health Care Providers & Services - 2.9%
CIGNA Corp.	2,200	75,372
Express Scripts, Inc. (a)	1,600	153,616
Humana, Inc. (a)	1,000	47,330
Medco Health Solutions, Inc. (a)	3,100	196,044
UnitedHealth Group, Inc.	2,000	67,720
		540,082
Health Care Technology - 1.7%
Cerner Corp. (a)	3,850	319,358
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	1,700	96,254
QIAGEN NV (a)	3,400	74,154
		170,408
Pharmaceuticals - 3.6%
Allergan, Inc.	3,400	198,662
Cadence Pharmaceuticals, Inc. (a)	5,000	42,900
Johnson & Johnson	2,300	144,900
King Pharmaceuticals, Inc. (a)	3,600	40,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,500	210,035
ViroPharma, Inc. (a)	2,700	33,642
		670,639
TOTAL HEALTH CARE		2,765,344
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	600	47,670
Precision Castparts Corp.	1,600	180,400
Raytheon Co.	2,900	163,096
United Technologies Corp.	3,700	254,005
		645,171
Airlines - 1.4%
AMR Corp. (a)	8,100	74,439
Delta Air Lines, Inc. (a)	6,000	77,520
Southwest Airlines Co.	8,800	110,704
		262,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.3%
Masco Corp.	3,700	$ 49,469
Construction & Engineering - 0.5%
Fluor Corp.	1,900	81,320
Electrical Equipment - 0.5%
American Superconductor Corp. (a)	3,200	89,600
Machinery - 2.0%
Bucyrus International, Inc. Class A	500	31,280
Caterpillar, Inc.	1,700	96,985
Cummins, Inc.	2,000	113,560
Duoyuan Global Water, Inc. ADR	1,200	30,216
Ingersoll-Rand Co. Ltd.	3,100	98,921
		370,962
Professional Services - 0.3%
Robert Half International, Inc. (c)	2,200	61,380
Road & Rail - 1.3%
CSX Corp.	1,300	61,698
Union Pacific Corp.	2,700	181,899
		243,597
TOTAL INDUSTRIALS		1,804,162
INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	19,200	467,136
Juniper Networks, Inc. (a)	8,600	240,628
Palm, Inc. (a)	2,900	17,690
QUALCOMM, Inc.	3,100	113,739
Research In Motion Ltd. (a)	1,400	99,232
		938,425
Computers & Peripherals - 7.0%
Apple, Inc. (a)	4,140	847,126
Hewlett-Packard Co.	5,900	299,661
Seagate Technology	4,300	85,613
Western Digital Corp. (a)	1,400	54,082
		1,286,482
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	4,100	128,986
Ingram Micro, Inc. Class A (a)	6,100	107,970
		236,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	200	$ 103,736
eBay, Inc. (a)	8,500	195,670
Google, Inc. Class A (a)	1,106	582,641
NetEase.com, Inc. sponsored ADR (a)	1,500	58,290
Tencent Holdings Ltd.	1,400	27,451
		967,788
IT Services - 3.0%
Alliance Data Systems Corp. (a)	2,800	155,232
Cognizant Technology Solutions Corp. Class A (a)	4,900	235,837
Hewitt Associates, Inc. Class A (a)	2,700	102,573
MasterCard, Inc. Class A	300	67,311
		560,953
Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	12,000	246,360
Marvell Technology Group Ltd. (a)	2,800	54,096
NVIDIA Corp. (a)	7,500	121,500
Omnivision Technologies, Inc. (a)	4,000	58,120
Skyworks Solutions, Inc. (a)	3,500	53,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,823	56,774
		590,295
Software - 9.3%
Activision Blizzard, Inc.	2,000	21,260
Adobe Systems, Inc. (a)	1,700	58,905
BMC Software, Inc. (a)	3,000	110,520
Citrix Systems, Inc. (a)	2,700	116,127
Informatica Corp. (a)	1,800	45,936
MICROS Systems, Inc. (a)	3,800	114,152
Microsoft Corp.	27,000	773,820
Nuance Communications, Inc. (a)	9,000	129,510
Red Hat, Inc. (a)	2,400	67,320
Sourcefire, Inc. (a)	2,000	46,720
Sybase, Inc. (a)	4,000	177,560
VMware, Inc. Class A (a)	1,300	64,363
		1,726,193
TOTAL INFORMATION TECHNOLOGY		6,307,092
Common Stocks - continued
	Shares	Value
MATERIALS - 3.5%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,100	$ 75,438
Albemarle Corp.	1,200	44,988
Dow Chemical Co.	4,900	138,719
The Mosaic Co.	2,100	122,619
		381,764
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	2,300	68,172
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	1,500	54,570
Newmont Mining Corp.	2,700	133,056
		187,626
TOTAL MATERIALS		637,562
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
China Unicom (Hong Kong) Ltd. sponsored ADR	800	9,736
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	4,700	200,502
TOTAL TELECOMMUNICATION SERVICES		210,238
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,200	25,718
TOTAL COMMON STOCKS (Cost $17,160,131)		18,502,012
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.16% (d)	101,974	101,974
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	202,450	202,450
TOTAL MONEY MARKET FUNDS (Cost $304,424)		304,424
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $17,464,555)		18,806,436
NET OTHER ASSETS - (1.6)%		(301,476)
NET ASSETS - 100%		$ 18,504,960
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 224
Fidelity Securities Lending Cash Central Fund	183
Total	$ 407
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $17,656,750. Net unrealized appreciation aggregated $1,149,686, of which $1,944,275 related to appreciated investment securities and $794,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Stategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

February 28, 2010

1.814094.105

SOI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.9%
ArvinMeritor, Inc. (a)(c)	317,819	$ 3,706
Johnson Controls, Inc.	138,500	4,307
Tenneco, Inc. (a)	59,700	1,204
		9,217
Automobiles - 0.6%
Harley-Davidson, Inc. (c)	241,500	5,943
Distributors - 0.1%
Integrated Distribution Services Group Ltd. (IDS)	689,000	1,074
Diversified Consumer Services - 0.5%
H&R Block, Inc.	214,200	3,701
Stewart Enterprises, Inc. Class A	328,800	1,611
		5,312
Hotels, Restaurants & Leisure - 3.7%
Ameristar Casinos, Inc.	197,900	2,986
Brinker International, Inc.	224,608	4,068
Denny's Corp. (a)	799,400	2,198
DineEquity, Inc. (a)(c)	93,100	2,732
McCormick & Schmick's Seafood Restaurants (a)	297,546	2,365
O'Charleys, Inc. (a)	124,755	1,009
Starwood Hotels & Resorts Worldwide, Inc.	137,487	5,321
Vail Resorts, Inc. (a)(c)	118,106	4,253
WMS Industries, Inc. (a)	148,800	5,644
Wyndham Worldwide Corp.	264,400	6,079
		36,655
Household Durables - 4.1%
Black & Decker Corp.	128,600	9,320
Blyth, Inc.	53,800	1,552
Ethan Allen Interiors, Inc. (c)	133,630	2,133
KB Home	228,494	3,720
Lennar Corp. Class A	212,200	3,482
Mohawk Industries, Inc. (a)	93,100	4,802
Pulte Homes, Inc. (a)	720,525	7,803
Tempur-Pedic International, Inc. (a)	114,800	3,260
Whirlpool Corp.	55,712	4,689
		40,761
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	410,200	5,164
Leisure Equipment & Products - 0.3%
Brunswick Corp.	132,600	1,530
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Callaway Golf Co.	165,300	$ 1,311
Hasbro, Inc.	8,200	293
		3,134
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	184,535	4,444
DISH Network Corp. Class A	161,285	3,221
John Wiley & Sons, Inc. Class A	45,538	1,912
Liberty Global, Inc. Class A (a)(c)	69,013	1,855
McGraw-Hill Companies, Inc.	191,101	6,536
MDC Partners, Inc. Class A (sub. vtg.)	38,300	358
Time Warner Cable, Inc.	63,100	2,946
United Business Media Ltd.	92,400	616
Valassis Communications, Inc. (a)	141,789	3,633
		25,521
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	138,400	5,647
Asbury Automotive Group, Inc. (a)	483,141	5,619
Big 5 Sporting Goods Corp.	81,900	1,251
Carphone Warehouse Group PLC	811,776	2,295
Casual Male Retail Group, Inc. (a)	477,708	1,471
GameStop Corp. Class A (a)(c)	185,617	3,193
Gymboree Corp. (a)	63,400	2,758
Jos. A. Bank Clothiers, Inc. (a)(c)	61,058	2,731
MarineMax, Inc. (a)	326,400	3,453
OfficeMax, Inc. (a)	435,700	6,958
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,845
Staples, Inc.	200,600	5,167
		43,388
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	238,200	6,177
Iconix Brand Group, Inc. (a)	196,839	2,565
		8,742
TOTAL CONSUMER DISCRETIONARY		184,911
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	63,631	3,185
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	3,983
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	208,800	$ 6,629
Laurent-Perrier Group	12,500	968
Molson Coors Brewing Co. Class B	63,533	2,565
		17,330
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	85,900	3,107
Safeway, Inc.	298,900	7,449
Winn-Dixie Stores, Inc. (a)	243,179	2,660
		13,216
Food Products - 1.3%
Bunge Ltd.	101,700	6,060
Ralcorp Holdings, Inc. (a)	92,800	6,200
TreeHouse Foods, Inc. (a)	4,366	188
		12,448
Personal Products - 0.4%
Avon Products, Inc.	138,900	4,228
Tobacco - 0.4%
Lorillard, Inc.	48,800	3,564
TOTAL CONSUMER STAPLES		50,786
ENERGY - 7.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	167,200	8,012
Pride International, Inc. (a)	165,241	4,623
Vantage Drilling Co. (a)	340,800	484
Weatherford International Ltd. (a)	317,600	5,301
		18,420
Oil, Gas & Consumable Fuels - 5.5%
Arch Coal, Inc.	162,700	3,659
Atlas Pipeline Partners, LP	7,700	102
Concho Resources, Inc. (a)	90,200	4,190
Denbury Resources, Inc. (a)	553,358	7,791
InterOil Corp. (a)(c)	20,600	1,294
Petrobank Energy & Resources Ltd. (a)	51,400	2,660
Petrohawk Energy Corp. (a)	297,059	6,357
Plains Exploration & Production Co. (a)	204,000	6,693
Range Resources Corp.	109,547	5,544
Southwestern Energy Co. (a)	185,387	7,888
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	73,200	$ 2,115
Ultra Petroleum Corp. (a)	109,400	5,003
Whiting Petroleum Corp. (a)	21,200	1,587
		54,883
TOTAL ENERGY		73,303
FINANCIALS - 20.3%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	228,173	6,507
GCA Savvian Group Corp.	403	361
Morgan Stanley	204,800	5,771
Northern Trust Corp.	118,800	6,331
optionsXpress Holdings, Inc.	88,800	1,404
TD Ameritrade Holding Corp. (a)	359,400	6,286
		26,660
Commercial Banks - 5.6%
CapitalSource, Inc.	1,138,324	6,261
Center Financial Corp. (a)	94,200	457
Comerica, Inc.	66,400	2,396
Huntington Bancshares, Inc.	1,301,700	6,261
PNC Financial Services Group, Inc.	168,400	9,053
Regions Financial Corp.	561,933	3,793
SVB Financial Group (a)	72,715	3,240
U.S. Bancorp, Delaware	276,584	6,807
Wells Fargo & Co.	467,285	12,776
Wilmington Trust Corp., Delaware (c)	316,186	4,559
		55,603
Consumer Finance - 0.4%
Capital One Financial Corp.	109,855	4,147
Diversified Financial Services - 1.9%
Bank of America Corp.	496,000	8,263
JPMorgan Chase & Co.	248,600	10,434
		18,697
Insurance - 5.8%
Allstate Corp.	130,100	4,066
Assurant, Inc.	24,800	757
Assured Guaranty Ltd.	5,700	120
Conseco, Inc. (a)	399,300	1,989
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	184,928	$ 3,945
Genworth Financial, Inc. Class A (a)	424,100	6,760
Lincoln National Corp.	192,200	4,840
MBIA, Inc. (a)(c)	313,702	1,512
Platinum Underwriters Holdings Ltd.	160,100	5,986
Reinsurance Group of America, Inc.	4,200	200
StanCorp Financial Group, Inc.	143,900	6,185
The First American Corp.	210,900	6,797
Unum Group	276,400	5,752
Validus Holdings Ltd.	188,842	5,286
XL Capital Ltd. Class A	208,512	3,810
		58,005
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	436,813	5,194
Corporate Office Properties Trust (SBI)	64,700	2,383
Developers Diversified Realty Corp.	325,089	3,449
Kite Realty Group Trust	412,400	1,695
Piedmont Office Realty Trust, Inc. Class A	41,300	692
SL Green Realty Corp.	111,700	5,703
U-Store-It Trust	154,873	1,008
		20,124
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	602,871	7,958
Forest City Enterprises, Inc. Class A (a)	207,800	2,494
Jones Lang LaSalle, Inc.	93,700	5,968
The St. Joe Co. (a)(c)	81,900	2,252
		18,672
TOTAL FINANCIALS		201,908
HEALTH CARE - 9.7%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	76,600	4,214
Clinical Data, Inc. (a)	46,200	840
OREXIGEN Therapeutics, Inc. (a)(c)	319,900	2,009
PDL BioPharma, Inc.	155,300	1,087
		8,150
Health Care Equipment & Supplies - 2.9%
AGA Medical Holdings, Inc.	21,000	281
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	78,400	$ 6,568
Cooper Companies, Inc.	112,131	4,492
Covidien PLC	114,575	5,628
Cyberonics, Inc. (a)	113,100	2,019
Hologic, Inc. (a)	55,100	950
Hospira, Inc. (a)	79,400	4,155
Orthofix International NV (a)	94,517	3,222
Syneron Medical Ltd. (a)	146,000	1,394
		28,709
Health Care Providers & Services - 3.8%
Aetna, Inc.	160,300	4,807
Brookdale Senior Living, Inc. (a)	241,548	4,343
CIGNA Corp.	180,900	6,198
DaVita, Inc. (a)	42,198	2,600
Emeritus Corp. (a)(c)	356,066	6,245
Quest Diagnostics, Inc.	78,882	4,477
UnitedHealth Group, Inc.	163,000	5,519
Universal Health Services, Inc. Class B	122,214	3,791
		37,980
Life Sciences Tools & Services - 1.1%
ICON PLC sponsored ADR (a)	66,400	1,564
Life Technologies Corp. (a)	74,100	3,761
Lonza Group AG	9,655	760
PerkinElmer, Inc.	211,600	4,700
		10,785
Pharmaceuticals - 1.1%
Ardea Biosciences, Inc. (a)	72,497	1,032
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,606
King Pharmaceuticals, Inc. (a)	342,140	3,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,661
		11,148
TOTAL HEALTH CARE		96,772
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc.	323,500	7,719
Esterline Technologies Corp. (a)	11,900	490
Heico Corp. Class A	72,700	2,697
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	42,589	$ 540
Precision Castparts Corp.	8,010	903
Raytheon Co.	40,390	2,272
		14,621
Building Products - 1.1%
Masco Corp.	392,500	5,248
Owens Corning (a)	240,111	5,650
		10,898
Commercial Services & Supplies - 1.5%
Cintas Corp.	137,700	3,414
Clean Harbors, Inc. (a)	17,800	1,012
Consolidated Graphics, Inc. (a)	26,494	1,180
EnergySolutions, Inc.	352,800	2,145
Republic Services, Inc.	196,790	5,538
The Brink's Co.	28,700	731
Viad Corp.	52,600	1,005
		15,025
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	188,492	1,702
Fluor Corp.	92,100	3,942
Granite Construction, Inc.	76,700	2,119
Jacobs Engineering Group, Inc. (a)	27,900	1,083
KBR, Inc.	29,742	616
MYR Group, Inc. (a)	210,200	3,323
		12,785
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,960
Textron, Inc.	229,517	4,572
		6,532
Machinery - 4.1%
Altra Holdings, Inc. (a)	172,260	1,990
Barnes Group, Inc.	20,400	328
Blount International, Inc. (a)	259,700	2,864
Commercial Vehicle Group, Inc. (a)	373,420	1,856
Cummins, Inc.	79,500	4,514
Deere & Co.	96,950	5,555
GEA Group AG	46,633	871
Ingersoll-Rand Co. Ltd.	218,700	6,979
Kennametal, Inc.	71,800	1,870
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	158,797	$ 6,218
Timken Co.	145,704	3,822
Vallourec SA	21,074	4,027
		40,894
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,708
Professional Services - 1.3%
Equifax, Inc.	206,700	6,668
Monster Worldwide, Inc. (a)(c)	412,200	5,750
Randstad Holdings NV (a)	22,846	956
		13,374
Road & Rail - 1.9%
Con-way, Inc.	163,145	5,301
Contrans Group, Inc. Class A	85,000	622
Ryder System, Inc.	26,100	921
Saia, Inc. (a)	156,400	1,980
Saia, Inc. (a)(e)	73,770	934
Union Pacific Corp.	142,600	9,607
		19,365
Trading Companies & Distributors - 0.1%
Yamazen Co. Ltd.	217,600	818
TOTAL INDUSTRIALS		137,020
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
CommScope, Inc. (a)	19,800	505
Comverse Technology, Inc. (a)	410,366	3,529
Emulex Corp. (a)	93,800	1,191
Juniper Networks, Inc. (a)	167,900	4,698
		9,923
Computers & Peripherals - 0.3%
NCR Corp. (a)	234,245	2,956
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	187,600	5,902
Anixter International, Inc. (a)	109,180	4,557
Avnet, Inc. (a)	183,661	5,071
Bell Microproducts, Inc. (a)(c)	836,896	3,800
Digital China Holdings Ltd. (H Shares)	1,242,000	1,952
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	228,077	$ 4,037
Molex, Inc.	131,960	2,699
Tyco Electronics Ltd.	217,575	5,576
		33,594
Internet Software & Services - 1.1%
DealerTrack Holdings, Inc. (a)	68,275	971
NetEase.com, Inc. sponsored ADR (a)	83,000	3,225
VeriSign, Inc. (a)	261,831	6,525
		10,721
IT Services - 1.4%
Atos Origin SA (a)	18,608	867
Fidelity National Information Services, Inc.	247,330	5,575
Hewitt Associates, Inc. Class A (a)	126,461	4,804
The Western Union Co.	146,400	2,310
		13,556
Office Electronics - 0.6%
Xerox Corp.	666,977	6,250
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	55,900	1,015
Lam Research Corp. (a)	197,553	6,699
LTX-Credence Corp. (a)	345,097	1,073
MEMC Electronic Materials, Inc. (a)	305,700	3,702
National Semiconductor Corp.	133,100	1,927
ON Semiconductor Corp. (a)	880,470	7,009
Verigy Ltd. (a)	209,027	2,082
		23,507
Software - 2.1%
Ariba, Inc. (a)	302,319	3,631
BMC Software, Inc. (a)	105,800	3,898
Epicor Software Corp. (a)	644,973	5,527
Gameloft (a)	423,570	1,822
Mentor Graphics Corp. (a)	344,024	2,862
Novell, Inc. (a)	532,700	2,498
Nuance Communications, Inc. (a)	47,500	684
		20,922
TOTAL INFORMATION TECHNOLOGY		121,429
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.6%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	31,370	$ 2,151
Albemarle Corp.	164,200	6,156
Celanese Corp. Class A	206,636	6,445
Clariant AG (Reg.) (a)	52,180	565
Ferro Corp.	297,000	2,432
FMC Corp.	8,700	497
Innophos Holdings, Inc.	24,300	564
Solutia, Inc. (a)	582,960	8,202
W.R. Grace & Co. (a)	234,228	6,783
Wacker Chemie AG (c)	22,171	2,658
		36,453
Construction Materials - 0.2%
HeidelbergCement AG	48,235	2,458
Containers & Packaging - 0.9%
Ball Corp.	48,900	2,643
Owens-Illinois, Inc. (a)	122,739	3,638
Rexam PLC	540,300	2,300
		8,581
Metals & Mining - 2.3%
Compass Minerals International, Inc.	93,135	7,034
Freeport-McMoRan Copper & Gold, Inc.	22,500	1,691
Globe Specialty Metals, Inc.	360,745	3,701
Gulf Resources, Inc. (a)	65,439	633
Gulf Resources, Inc. (a)(e)	180,390	1,744
Newcrest Mining Ltd.	230,278	6,465
RTI International Metals, Inc. (a)	87,400	2,100
		23,368
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	114,600	4,630
TOTAL MATERIALS		75,490
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
Global Crossing Ltd. (a)	510,768	7,278
Qwest Communications International, Inc.	612,300	2,792
		10,070
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	26,310	$ 985
TOTAL TELECOMMUNICATION SERVICES		11,055
UTILITIES - 4.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	141,200	4,747
FirstEnergy Corp.	130,269	5,035
		9,782
Gas Utilities - 0.8%
Questar Corp.	114,000	4,787
UGI Corp.	59,200	1,483
Xinao Gas Holdings Ltd.	682,000	1,638
		7,908
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	337,000	3,940
Constellation Energy Group, Inc.	182,700	6,407
		10,347
Multi-Utilities - 1.3%
Alliant Energy Corp.	194,600	6,155
CMS Energy Corp.	429,700	6,562
		12,717
TOTAL UTILITIES		40,754
TOTAL COMMON STOCKS (Cost $995,156)		993,428
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	3,100	376
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA	522,542	$ 3,402
TOTAL PREFERRED STOCKS (Cost $4,925)		3,778
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	9
8.25% 12/15/14	15	13
TOTAL NONCONVERTIBLE BONDS (Cost $16)		22
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.16% (d)	1,949,851	1,950
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	28,213,065	28,213
TOTAL MONEY MARKET FUNDS (Cost $30,163)		30,163
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,030,260)		1,027,391
NET OTHER ASSETS - (3.1)%		(30,916)
NET ASSETS - 100%		$ 996,475
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,678,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Saia, Inc.	12/22/09	$ 848
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	10
Total	$ 11
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,313	$ 188,313	$ -	$ -
Consumer Staples	50,786	50,786	-	-
Energy	73,679	73,303	376	-
Financials	201,908	201,908	-	-
Health Care	96,772	96,772	-	-
Industrials	137,020	137,020	-	-
Information Technology	121,429	121,429	-	-
Materials	75,490	75,490	-	-
Telecommunication Services	11,055	11,055	-	-
Utilities	40,754	40,754	-	-
Corporate Bonds	22	-	22	-
Money Market Funds	30,163	30,163	-	-
Total Investments in Securities:	$ 1,027,391	$ 1,026,993	$ 398	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,043,813,000. Net unrealized depreciation aggregated $16,422,000, of which $95,750,000 related to appreciated investment securities and $112,172,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

1.797930.106

SO-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.9%
ArvinMeritor, Inc. (a)(c)	317,819	$ 3,706
Johnson Controls, Inc.	138,500	4,307
Tenneco, Inc. (a)	59,700	1,204
		9,217
Automobiles - 0.6%
Harley-Davidson, Inc. (c)	241,500	5,943
Distributors - 0.1%
Integrated Distribution Services Group Ltd. (IDS)	689,000	1,074
Diversified Consumer Services - 0.5%
H&R Block, Inc.	214,200	3,701
Stewart Enterprises, Inc. Class A	328,800	1,611
		5,312
Hotels, Restaurants & Leisure - 3.7%
Ameristar Casinos, Inc.	197,900	2,986
Brinker International, Inc.	224,608	4,068
Denny's Corp. (a)	799,400	2,198
DineEquity, Inc. (a)(c)	93,100	2,732
McCormick & Schmick's Seafood Restaurants (a)	297,546	2,365
O'Charleys, Inc. (a)	124,755	1,009
Starwood Hotels & Resorts Worldwide, Inc.	137,487	5,321
Vail Resorts, Inc. (a)(c)	118,106	4,253
WMS Industries, Inc. (a)	148,800	5,644
Wyndham Worldwide Corp.	264,400	6,079
		36,655
Household Durables - 4.1%
Black & Decker Corp.	128,600	9,320
Blyth, Inc.	53,800	1,552
Ethan Allen Interiors, Inc. (c)	133,630	2,133
KB Home	228,494	3,720
Lennar Corp. Class A	212,200	3,482
Mohawk Industries, Inc. (a)	93,100	4,802
Pulte Homes, Inc. (a)	720,525	7,803
Tempur-Pedic International, Inc. (a)	114,800	3,260
Whirlpool Corp.	55,712	4,689
		40,761
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	410,200	5,164
Leisure Equipment & Products - 0.3%
Brunswick Corp.	132,600	1,530
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Callaway Golf Co.	165,300	$ 1,311
Hasbro, Inc.	8,200	293
		3,134
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	184,535	4,444
DISH Network Corp. Class A	161,285	3,221
John Wiley & Sons, Inc. Class A	45,538	1,912
Liberty Global, Inc. Class A (a)(c)	69,013	1,855
McGraw-Hill Companies, Inc.	191,101	6,536
MDC Partners, Inc. Class A (sub. vtg.)	38,300	358
Time Warner Cable, Inc.	63,100	2,946
United Business Media Ltd.	92,400	616
Valassis Communications, Inc. (a)	141,789	3,633
		25,521
Specialty Retail - 4.4%
Advance Auto Parts, Inc.	138,400	5,647
Asbury Automotive Group, Inc. (a)	483,141	5,619
Big 5 Sporting Goods Corp.	81,900	1,251
Carphone Warehouse Group PLC	811,776	2,295
Casual Male Retail Group, Inc. (a)	477,708	1,471
GameStop Corp. Class A (a)(c)	185,617	3,193
Gymboree Corp. (a)	63,400	2,758
Jos. A. Bank Clothiers, Inc. (a)(c)	61,058	2,731
MarineMax, Inc. (a)	326,400	3,453
OfficeMax, Inc. (a)	435,700	6,958
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,845
Staples, Inc.	200,600	5,167
		43,388
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	238,200	6,177
Iconix Brand Group, Inc. (a)	196,839	2,565
		8,742
TOTAL CONSUMER DISCRETIONARY		184,911
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	63,631	3,185
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	3,983
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	208,800	$ 6,629
Laurent-Perrier Group	12,500	968
Molson Coors Brewing Co. Class B	63,533	2,565
		17,330
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	85,900	3,107
Safeway, Inc.	298,900	7,449
Winn-Dixie Stores, Inc. (a)	243,179	2,660
		13,216
Food Products - 1.3%
Bunge Ltd.	101,700	6,060
Ralcorp Holdings, Inc. (a)	92,800	6,200
TreeHouse Foods, Inc. (a)	4,366	188
		12,448
Personal Products - 0.4%
Avon Products, Inc.	138,900	4,228
Tobacco - 0.4%
Lorillard, Inc.	48,800	3,564
TOTAL CONSUMER STAPLES		50,786
ENERGY - 7.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	167,200	8,012
Pride International, Inc. (a)	165,241	4,623
Vantage Drilling Co. (a)	340,800	484
Weatherford International Ltd. (a)	317,600	5,301
		18,420
Oil, Gas & Consumable Fuels - 5.5%
Arch Coal, Inc.	162,700	3,659
Atlas Pipeline Partners, LP	7,700	102
Concho Resources, Inc. (a)	90,200	4,190
Denbury Resources, Inc. (a)	553,358	7,791
InterOil Corp. (a)(c)	20,600	1,294
Petrobank Energy & Resources Ltd. (a)	51,400	2,660
Petrohawk Energy Corp. (a)	297,059	6,357
Plains Exploration & Production Co. (a)	204,000	6,693
Range Resources Corp.	109,547	5,544
Southwestern Energy Co. (a)	185,387	7,888
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	73,200	$ 2,115
Ultra Petroleum Corp. (a)	109,400	5,003
Whiting Petroleum Corp. (a)	21,200	1,587
		54,883
TOTAL ENERGY		73,303
FINANCIALS - 20.3%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	228,173	6,507
GCA Savvian Group Corp.	403	361
Morgan Stanley	204,800	5,771
Northern Trust Corp.	118,800	6,331
optionsXpress Holdings, Inc.	88,800	1,404
TD Ameritrade Holding Corp. (a)	359,400	6,286
		26,660
Commercial Banks - 5.6%
CapitalSource, Inc.	1,138,324	6,261
Center Financial Corp. (a)	94,200	457
Comerica, Inc.	66,400	2,396
Huntington Bancshares, Inc.	1,301,700	6,261
PNC Financial Services Group, Inc.	168,400	9,053
Regions Financial Corp.	561,933	3,793
SVB Financial Group (a)	72,715	3,240
U.S. Bancorp, Delaware	276,584	6,807
Wells Fargo & Co.	467,285	12,776
Wilmington Trust Corp., Delaware (c)	316,186	4,559
		55,603
Consumer Finance - 0.4%
Capital One Financial Corp.	109,855	4,147
Diversified Financial Services - 1.9%
Bank of America Corp.	496,000	8,263
JPMorgan Chase & Co.	248,600	10,434
		18,697
Insurance - 5.8%
Allstate Corp.	130,100	4,066
Assurant, Inc.	24,800	757
Assured Guaranty Ltd.	5,700	120
Conseco, Inc. (a)	399,300	1,989
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Delphi Financial Group, Inc. Class A	184,928	$ 3,945
Genworth Financial, Inc. Class A (a)	424,100	6,760
Lincoln National Corp.	192,200	4,840
MBIA, Inc. (a)(c)	313,702	1,512
Platinum Underwriters Holdings Ltd.	160,100	5,986
Reinsurance Group of America, Inc.	4,200	200
StanCorp Financial Group, Inc.	143,900	6,185
The First American Corp.	210,900	6,797
Unum Group	276,400	5,752
Validus Holdings Ltd.	188,842	5,286
XL Capital Ltd. Class A	208,512	3,810
		58,005
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	436,813	5,194
Corporate Office Properties Trust (SBI)	64,700	2,383
Developers Diversified Realty Corp.	325,089	3,449
Kite Realty Group Trust	412,400	1,695
Piedmont Office Realty Trust, Inc. Class A	41,300	692
SL Green Realty Corp.	111,700	5,703
U-Store-It Trust	154,873	1,008
		20,124
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	602,871	7,958
Forest City Enterprises, Inc. Class A (a)	207,800	2,494
Jones Lang LaSalle, Inc.	93,700	5,968
The St. Joe Co. (a)(c)	81,900	2,252
		18,672
TOTAL FINANCIALS		201,908
HEALTH CARE - 9.7%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	76,600	4,214
Clinical Data, Inc. (a)	46,200	840
OREXIGEN Therapeutics, Inc. (a)(c)	319,900	2,009
PDL BioPharma, Inc.	155,300	1,087
		8,150
Health Care Equipment & Supplies - 2.9%
AGA Medical Holdings, Inc.	21,000	281
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	78,400	$ 6,568
Cooper Companies, Inc.	112,131	4,492
Covidien PLC	114,575	5,628
Cyberonics, Inc. (a)	113,100	2,019
Hologic, Inc. (a)	55,100	950
Hospira, Inc. (a)	79,400	4,155
Orthofix International NV (a)	94,517	3,222
Syneron Medical Ltd. (a)	146,000	1,394
		28,709
Health Care Providers & Services - 3.8%
Aetna, Inc.	160,300	4,807
Brookdale Senior Living, Inc. (a)	241,548	4,343
CIGNA Corp.	180,900	6,198
DaVita, Inc. (a)	42,198	2,600
Emeritus Corp. (a)(c)	356,066	6,245
Quest Diagnostics, Inc.	78,882	4,477
UnitedHealth Group, Inc.	163,000	5,519
Universal Health Services, Inc. Class B	122,214	3,791
		37,980
Life Sciences Tools & Services - 1.1%
ICON PLC sponsored ADR (a)	66,400	1,564
Life Technologies Corp. (a)	74,100	3,761
Lonza Group AG	9,655	760
PerkinElmer, Inc.	211,600	4,700
		10,785
Pharmaceuticals - 1.1%
Ardea Biosciences, Inc. (a)	72,497	1,032
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,606
King Pharmaceuticals, Inc. (a)	342,140	3,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,661
		11,148
TOTAL HEALTH CARE		96,772
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc.	323,500	7,719
Esterline Technologies Corp. (a)	11,900	490
Heico Corp. Class A	72,700	2,697
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	42,589	$ 540
Precision Castparts Corp.	8,010	903
Raytheon Co.	40,390	2,272
		14,621
Building Products - 1.1%
Masco Corp.	392,500	5,248
Owens Corning (a)	240,111	5,650
		10,898
Commercial Services & Supplies - 1.5%
Cintas Corp.	137,700	3,414
Clean Harbors, Inc. (a)	17,800	1,012
Consolidated Graphics, Inc. (a)	26,494	1,180
EnergySolutions, Inc.	352,800	2,145
Republic Services, Inc.	196,790	5,538
The Brink's Co.	28,700	731
Viad Corp.	52,600	1,005
		15,025
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	188,492	1,702
Fluor Corp.	92,100	3,942
Granite Construction, Inc.	76,700	2,119
Jacobs Engineering Group, Inc. (a)	27,900	1,083
KBR, Inc.	29,742	616
MYR Group, Inc. (a)	210,200	3,323
		12,785
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,960
Textron, Inc.	229,517	4,572
		6,532
Machinery - 4.1%
Altra Holdings, Inc. (a)	172,260	1,990
Barnes Group, Inc.	20,400	328
Blount International, Inc. (a)	259,700	2,864
Commercial Vehicle Group, Inc. (a)	373,420	1,856
Cummins, Inc.	79,500	4,514
Deere & Co.	96,950	5,555
GEA Group AG	46,633	871
Ingersoll-Rand Co. Ltd.	218,700	6,979
Kennametal, Inc.	71,800	1,870
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	158,797	$ 6,218
Timken Co.	145,704	3,822
Vallourec SA	21,074	4,027
		40,894
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,708
Professional Services - 1.3%
Equifax, Inc.	206,700	6,668
Monster Worldwide, Inc. (a)(c)	412,200	5,750
Randstad Holdings NV (a)	22,846	956
		13,374
Road & Rail - 1.9%
Con-way, Inc.	163,145	5,301
Contrans Group, Inc. Class A	85,000	622
Ryder System, Inc.	26,100	921
Saia, Inc. (a)	156,400	1,980
Saia, Inc. (a)(e)	73,770	934
Union Pacific Corp.	142,600	9,607
		19,365
Trading Companies & Distributors - 0.1%
Yamazen Co. Ltd.	217,600	818
TOTAL INDUSTRIALS		137,020
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
CommScope, Inc. (a)	19,800	505
Comverse Technology, Inc. (a)	410,366	3,529
Emulex Corp. (a)	93,800	1,191
Juniper Networks, Inc. (a)	167,900	4,698
		9,923
Computers & Peripherals - 0.3%
NCR Corp. (a)	234,245	2,956
Electronic Equipment & Components - 3.4%
Agilent Technologies, Inc. (a)	187,600	5,902
Anixter International, Inc. (a)	109,180	4,557
Avnet, Inc. (a)	183,661	5,071
Bell Microproducts, Inc. (a)(c)	836,896	3,800
Digital China Holdings Ltd. (H Shares)	1,242,000	1,952
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	228,077	$ 4,037
Molex, Inc.	131,960	2,699
Tyco Electronics Ltd.	217,575	5,576
		33,594
Internet Software & Services - 1.1%
DealerTrack Holdings, Inc. (a)	68,275	971
NetEase.com, Inc. sponsored ADR (a)	83,000	3,225
VeriSign, Inc. (a)	261,831	6,525
		10,721
IT Services - 1.4%
Atos Origin SA (a)	18,608	867
Fidelity National Information Services, Inc.	247,330	5,575
Hewitt Associates, Inc. Class A (a)	126,461	4,804
The Western Union Co.	146,400	2,310
		13,556
Office Electronics - 0.6%
Xerox Corp.	666,977	6,250
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	55,900	1,015
Lam Research Corp. (a)	197,553	6,699
LTX-Credence Corp. (a)	345,097	1,073
MEMC Electronic Materials, Inc. (a)	305,700	3,702
National Semiconductor Corp.	133,100	1,927
ON Semiconductor Corp. (a)	880,470	7,009
Verigy Ltd. (a)	209,027	2,082
		23,507
Software - 2.1%
Ariba, Inc. (a)	302,319	3,631
BMC Software, Inc. (a)	105,800	3,898
Epicor Software Corp. (a)	644,973	5,527
Gameloft (a)	423,570	1,822
Mentor Graphics Corp. (a)	344,024	2,862
Novell, Inc. (a)	532,700	2,498
Nuance Communications, Inc. (a)	47,500	684
		20,922
TOTAL INFORMATION TECHNOLOGY		121,429
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 7.6%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	31,370	$ 2,151
Albemarle Corp.	164,200	6,156
Celanese Corp. Class A	206,636	6,445
Clariant AG (Reg.) (a)	52,180	565
Ferro Corp.	297,000	2,432
FMC Corp.	8,700	497
Innophos Holdings, Inc.	24,300	564
Solutia, Inc. (a)	582,960	8,202
W.R. Grace & Co. (a)	234,228	6,783
Wacker Chemie AG (c)	22,171	2,658
		36,453
Construction Materials - 0.2%
HeidelbergCement AG	48,235	2,458
Containers & Packaging - 0.9%
Ball Corp.	48,900	2,643
Owens-Illinois, Inc. (a)	122,739	3,638
Rexam PLC	540,300	2,300
		8,581
Metals & Mining - 2.3%
Compass Minerals International, Inc.	93,135	7,034
Freeport-McMoRan Copper & Gold, Inc.	22,500	1,691
Globe Specialty Metals, Inc.	360,745	3,701
Gulf Resources, Inc. (a)	65,439	633
Gulf Resources, Inc. (a)(e)	180,390	1,744
Newcrest Mining Ltd.	230,278	6,465
RTI International Metals, Inc. (a)	87,400	2,100
		23,368
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	114,600	4,630
TOTAL MATERIALS		75,490
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
Global Crossing Ltd. (a)	510,768	7,278
Qwest Communications International, Inc.	612,300	2,792
		10,070
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	26,310	$ 985
TOTAL TELECOMMUNICATION SERVICES		11,055
UTILITIES - 4.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	141,200	4,747
FirstEnergy Corp.	130,269	5,035
		9,782
Gas Utilities - 0.8%
Questar Corp.	114,000	4,787
UGI Corp.	59,200	1,483
Xinao Gas Holdings Ltd.	682,000	1,638
		7,908
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	337,000	3,940
Constellation Energy Group, Inc.	182,700	6,407
		10,347
Multi-Utilities - 1.3%
Alliant Energy Corp.	194,600	6,155
CMS Energy Corp.	429,700	6,562
		12,717
TOTAL UTILITIES		40,754
TOTAL COMMON STOCKS (Cost $995,156)		993,428
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	3,100	376
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA	522,542	$ 3,402
TOTAL PREFERRED STOCKS (Cost $4,925)		3,778
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10	9
8.25% 12/15/14	15	13
TOTAL NONCONVERTIBLE BONDS (Cost $16)		22
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.16% (d)	1,949,851	1,950
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	28,213,065	28,213
TOTAL MONEY MARKET FUNDS (Cost $30,163)		30,163
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,030,260)		1,027,391
NET OTHER ASSETS - (3.1)%		(30,916)
NET ASSETS - 100%		$ 996,475
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,678,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Saia, Inc.	12/22/09	$ 848
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	10
Total	$ 11
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,313	$ 188,313	$ -	$ -
Consumer Staples	50,786	50,786	-	-
Energy	73,679	73,303	376	-
Financials	201,908	201,908	-	-
Health Care	96,772	96,772	-	-
Industrials	137,020	137,020	-	-
Information Technology	121,429	121,429	-	-
Materials	75,490	75,490	-	-
Telecommunication Services	11,055	11,055	-	-
Utilities	40,754	40,754	-	-
Corporate Bonds	22	-	22	-
Money Market Funds	30,163	30,163	-	-
Total Investments in Securities:	$ 1,027,391	$ 1,026,993	$ 398	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $1,043,813,000. Net unrealized depreciation aggregated $16,422,000, of which $95,750,000 related to appreciated investment securities and $112,172,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2010

1.814099.105

REHI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.7%
Homebuilding/Real Estate - 1.7%
Developers Diversified Realty Corp. 3% 3/15/12		$ 1,960,000	$ 1,854,650
ERP Operating LP 3.85% 8/15/26		2,230,000	2,216,063
Inland Real Estate Corp. 4.625% 11/15/26		613,000	588,480
Lexington Master Ltd. Partnership 5.45% 1/15/27 (d)		500,000	495,000
ProLogis Trust 1.875% 11/15/37		1,000,000	897,500
SL Green Realty Corp. 3% 3/30/27 (d)		1,500,000	1,387,500
			7,439,193
Nonconvertible Bonds - 3.4%
Diversified Financial Services - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (b)(d)		1,000,000	340,000
Healthcare - 1.5%
Omega Healthcare Investors, Inc. 7% 4/1/14		2,000,000	1,980,000
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,601,600
Ventas Realty LP:
6.5% 6/1/16		1,000,000	997,500
6.75% 4/1/17		2,080,000	2,080,000
			6,659,100
Homebuilding/Real Estate - 1.3%
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	402,500
7.625% 6/1/15		500,000	450,000
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	962,690
HMB Capital Trust V 3.8536% 12/15/36 (b)(d)(e)		1,000,000	100
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,046,321
Rouse Co.:
5.375% 11/26/13 (b)		2,455,000	2,614,575
7.2% 9/15/12 (b)		75,000	84,000
			5,560,186
Hotels - 0.5%
Times Square Hotel Trust 8.528% 8/1/26 (d)		2,394,588	2,362,501
TOTAL NONCONVERTIBLE BONDS			14,921,787
TOTAL CORPORATE BONDS (Cost $22,975,370)			22,360,980
Asset-Backed Securities - 8.0%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (d)		$ 856,000	$ 758,095
Class E, 9.314% 5/24/37 (d)		1,570,000	1,119,410
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (d)		2,445,000	978,000
Class G, 9.75% 12/24/37 (d)		3,225,000	1,128,750
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5888% 3/23/19 (d)(e)		2,130,359	1,363,429
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.0288% 6/26/34 (d)(e)		254,146	27,603
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(d)		1,500,000	82,500
Series 1998-A Class F, 7.44% 11/15/14 (b)(d)		832,514	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7288% 3/20/50 (d)(e)		750,000	75,000
Class E, 2.3288% 3/20/50 (d)(e)		3,000,000	150,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (d)		4,719,000	4,577,430
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		1,595,000	1,068,650
Class B2, 1.6006% 12/28/35 (d)(e)		1,665,000	616,217
Class D, 9% 12/28/35 (d)		5,170,000	1,347,819
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		4,400,000	1,100,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,330,000	279,300
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		2,200,000	132,000
Series 2002-IGA Class A, 0.6988% 7/28/17 (d)(e)		2,962,874	2,748,066
Series 2004-1A Class H1, 3.9388% 1/28/40 (d)(e)		2,150,000	139,750
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6206% 11/28/39 (d)(e)		1,000,000	70,000
Class F, 5.1206% 11/28/39 (d)(e)		1,050,000	63,000
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		3,123,098	436,990
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7288% 6/25/35 (e)(h)		1,070,000	39,895
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8788% 9/25/46 (d)(e)		1,585,808	142,723
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7788% 8/26/30 (d)(e)		$ 556,799	$ 55,680
Class E, 2.2288% 8/26/30 (d)(e)		1,071,312	53,566
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	1
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (d)		1,015,022	781,567
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7788% 11/20/17 (d)(e)		1,100,000	992,750
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,665,000	1,501,971
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (d)(e)		3,810,000	2,210,181
Class C1B, 7.696% 8/28/38 (d)		893,000	463,199
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (d)		3,342,540	2,841,159
Class C, 5.08% 7/24/39 (d)		1,225,000	735,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		492,232	180,561
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1788% 9/25/46 (d)(e)		1,190,000	47,600
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.8991% 2/5/36 (d)(e)		2,186,146	219
Class E, 4.7491% 2/5/36 (d)(e)		599,971	6,000
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (d)		2,097,000	1,782,450
Class IV, 6.84% 5/22/37 (d)		2,787,000	1,170,540
Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		778,000	505,700
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7506% 9/25/26 (d)(e)		4,815,000	288,900
Series 2006-1A:
Class A1A, 0.5106% 9/25/26 (d)(e)		750,000	502,500
Class A2A, 0.4706% 9/25/26 (d)(e)		3,332,000	2,240,770
TOTAL ASSET-BACKED SECURITIES (Cost $74,183,951)			34,804,941
Collateralized Mortgage Obligations - 5.9%
		Principal Amount (c)	Value
Private Sponsor - 5.5%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4419% 3/15/22 (d)(e)		$ 6,378,969	$ 6,099,264
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (d)(e)		619,964	87,007
Class B4, 5.5% 9/25/35 (d)(e)		44,419	163
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		697,021	195,992
Class B4, 6.61% 7/25/32 (d)(e)		1,101,247	94,201
Series 2002-R2 Class 2B4, 5.1138% 7/25/33 (d)(e)		122,418	27,804
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		656,370	236,581
Class B4, 5.75% 8/25/43 (d)		373,421	23,530
Class B5, 5.75% 8/25/43 (d)		14,110	44
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		148,822	16,698
Class B4, 4.5% 10/25/18 (d)		59,529	6,447
Class B5, 4.5% 10/25/18 (d)		189,048	14,576
Series 2003-50:
Class B4, 5% 11/25/18 (d)		180,152	16,142
Class B5, 5% 11/25/18 (d)		178,915	12,327
Series 2003-R1:
Class 2B4, 4.9865% 2/25/43 (d)(e)		95,531	19,139
Class 2B5, 4.9865% 2/25/43 (d)(e)		304,614	24,997
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		540,014	34,671
Series 2003-R3 Class B3, 5.5% 11/25/33 (d)		628,634	129,896
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		683,487	42,287
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7556% 9/25/19 (d)(e)		135,113	24,320
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		233,932	23,393
Class 4B4, 7% 10/25/17		71,950	2,878
Class 4B5, 7% 10/25/17 (d)		14,256	18
Series 2004-5 Class CB5, 5.0499% 8/25/19 (d)(e)		50,547	253
Series 2005-10 Class CB5, 5.1811% 11/25/20 (d)(e)		95,633	120
Series 2005-2 Class CB4, 5.22% 3/25/35 (d)(e)		646,895	12,938
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,286,000	758,740
Class G, 6.971% 3/8/10 (d)		1,335,000	654,150
Class H, 6.971% 3/8/10 (d)		1,951,000	438,975
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (d)		$ 3,249,692	$ 32,497
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (d)		163,912	124,091
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (d)		793,145	789,225
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		3,000,000	3,025,718
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7319% 6/15/22 (d)(e)		7,197,322	5,973,777
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		720,000	669,600
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		442,313	338,596
Class B2, 7% 2/19/30 (d)		291,659	53,503
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1784% 7/10/35 (d)(e)		1,077,659	666,855
Series 2005-A Class B6, 2.2284% 3/10/37 (d)(e)		736,107	130,880
Series 2006-B Class B6, 1.9319% 7/15/38 (d)(e)		1,090,029	28,886
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)		104,894	26,279
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7284% 12/10/35 (d)(e)		361,370	140,464
Series 2004-A:
Class B7, 4.4784% 2/10/36 (d)(e)		390,657	192,594
Class B9, 9.2284% 2/10/36 (d)(e)		635,989	238,241
Series 2004-B:
Class B8, 4.9784% 2/10/36 (d)(e)		339,516	82,706
Class B9, 8.4784% 2/10/36 (d)(e)		576,197	155,516
Series 2004-C:
Class B7, 3.7284% 9/10/36 (d)(e)		1,790,425	557,001
Class B8, 4.4784% 9/10/36 (d)(e)		1,594,331	340,390
Class B9, 7.2284% 9/10/36 (d)(e)		596,808	123,718
Series 2005-A:
Class B10, 8.7284% 3/10/37 (d)(e)		460,067	59,671
Class B7, 3.2284% 3/10/37 (d)(e)		1,380,200	218,072
Class B9, 5.9784% 3/10/37 (d)(e)		1,602,873	220,716
Series 2005-B:
Class B7, 3.3284% 6/10/37 (d)(e)		1,630,264	141,833
Class B8, 4.1284% 6/10/37 (d)(e)		561,535	37,511
Class B9, 5.9784% 6/10/37 (d)(e)		543,421	38,692
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-C:
Class B7, 3.3284% 9/10/37 (d)(e)		$ 1,713,847	$ 143,963
Class B8, 3.9784% 9/10/37 (d)(e)		990,119	69,110
Class B9, 5.9284% 9/10/37 (d)(e)		1,620,703	123,336
Series 2005-D:
Class B7, 4.4819% 12/15/37 (d)(e)		1,553,533	114,185
Class B8, 5.9819% 12/15/37 (d)(e)		1,279,380	88,277
Series 2006-A:
Class B7, 3.7319% 3/15/38 (d)(e)		1,011,963	46,854
Class B8, 4.0819% 3/15/38 (d)(e)		649,539	21,825
Class B9, 5.7319% 3/15/38 (d)(e)		404,785	12,791
Series 2006-B Class B7, 4.0819% 7/15/38 (d)(e)		1,126,979	40,459
Series 2007-A Class B10, 4.9819% 2/15/39 (d)(e)		1,397,748	7,129
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7491% 12/5/36 (d)(e)		3,506,955	351
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (d)		262,979	166,666
TOTAL PRIVATE SPONSOR			24,239,529
U.S. Government Agency - 0.4%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		603,207	293,661
Class B4, 7% 9/25/41 (h)		330,343	106,811
Class B5, 7% 9/25/41 (h)		264,439	23,655
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 4.7691% 2/25/42 (d)(e)		129,335	50,980
Class 3B5, 4.7691% 2/25/42 (d)(e)		113,640	9,485
Class B4, 6% 2/25/42 (d)		586,635	35,776
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.8352% 1/25/42 (d)(e)		109,384	27,829
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		2,050,695	655,866
Class B4, 5.75% 12/25/42 (h)		1,254,782	279,255
Class B5, 5.75% 12/25/42 (h)		136,183	1,729
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.8555% 6/25/43 (e)(h)		$ 348,254	$ 66,009
Class 2B5, 4.8555% 6/25/43 (e)(h)		309,852	28,429
TOTAL U.S. GOVERNMENT AGENCY			1,579,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,466,865)			25,819,014
Commercial Mortgage Securities - 68.0%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7818% 2/14/29 (d)(e)		2,225,000	2,225,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,422,348
Class B2, 7.525% 4/14/29		26,000	26,780
Class B5, 7.525% 4/14/29		4,476,925	777,028
Series 1997-D5:
Class A3, 7.1767% 2/14/43 (e)		1,007,000	1,093,039
Class A5, 7.2467% 2/14/43 (e)		1,679,000	1,803,699
Class A7, 7.7367% 2/14/43 (e)		2,865,000	3,023,848
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2098% 2/10/51 (d)(e)		1,970,000	572,282
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,696,791
Series 2005-1 Class A3, 4.877% 11/10/42		2,169,989	2,169,235
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(e)		1,650,000	8,251
Class L, 4.637% 7/10/42 (d)(e)		1,690,000	8,451
Series 2005-4 Class H, 5.1534% 7/10/45 (d)(e)		525,000	29,244
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.4919% 3/15/22 (d)(e)		1,215,000	1,057,050
Class J, 1.2819% 3/15/22 (d)(e)		1,800,000	972,000
Class K, 2.2319% 3/15/22 (d)(e)		2,410,000	964,000
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7 Class E, 0.5519% 3/15/19 (d)(e)		1,100,000	879,828
Series 1998-C1 Class F, 6% 6/16/30 (d)		675,000	650,598
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		$ 1,005,000	$ 796,978
Class H, 5.64% 2/14/31 (d)		1,625,030	1,115,652
Class I, 5.64% 2/14/31 (d)		3,455,000	939,269
Series 2007-BBA8:
Class K, 1.4319% 3/15/22 (d)(e)		1,720,000	395,603
Class L, 2.1319% 3/15/22 (d)(e)		3,988,000	797,606
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,532,419	3,559,309
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (d)(e)		135,990	43,517
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.4972% 10/25/22 (d)(e)		71,032	7,959
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		2,500,000	2,706,652
Class H, 6.34% 5/18/30 (d)		3,300,000	2,161,933
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,471,687	665,522
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		4,000,000	3,691,880
COMM pass-thru certificates Series 2001-J2A Class F, 7.0307% 7/16/34 (d)(e)		1,583,000	1,054,547
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (d)		963,975	979,006
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(e)		1,340,675	1,389,166
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	4,322,916
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,815,512
Class H, 6% 11/17/32		4,372,000	3,130,231
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	855,138
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		2,876,000	3,148,170
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,000,000	10,328,051
Class H, 6% 5/17/40 (d)		3,600,000	315,314
Series 1998-C2:
Class F, 6.75% 11/11/30 (d)		4,000,000	3,480,698
Class G, 6.75% 11/11/30 (d)		1,065,000	731,553
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		$ 393,844	$ 110,276
Series 2001-SPGA Class C, 6.809% 8/13/18 (d)		670,000	606,649
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		6,026,000	3,314,300
Series 2003-C3 Class J, 4.231% 5/15/38 (d)		2,400,000	874,081
Series 2004-TF2A Class AX, 0.0148% 11/15/19 (d)(e)(f)		3,119,780	312
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1319% 2/15/22 (d)(e)		2,385,000	286,200
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4919% 5/15/23 (d)(e)		3,290,000	3,020,442
Class D, 0.7019% 5/15/23 (d)(e)		1,500,000	1,303,341
Class F, 0.8319% 5/15/23 (d)(e)		1,035,000	840,347
Series 2006-HC1A:
Class A1, 0.4219% 5/15/23 (d)(e)		1,811,488	1,692,352
Class K, 1.7091% 5/15/23 (d)(e)		2,824,000	1,957,806
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		6,101,000	2,440,400
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		2,952,827	3,200,167
Class J, 6.22% 6/15/31		7,160,000	4,596,942
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		5,785,000	5,828,599
Series 1998-CG1 Class B4, 7.226% 6/10/31 (d)(e)		5,777,000	5,940,871
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.166% 3/13/28 (e)		2,205,000	1,768,188
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		3,700,000	3,679,393
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (d)		1,015,000	826,512
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		2,388,000	2,100,436
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		2,496,000	2,121,600
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		$ 1,882,776	$ 1,931,560
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,897,287
Series 2002-1A Class H, 7.162% 12/10/35 (d)(e)		1,055,000	919,630
Series 2005-C3 Class J, 5.1146% 7/10/45 (d)(e)		2,277,000	370,068
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,128,050	591,595
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		1,855	1,855
Class F, 6.75% 4/15/29 (e)		7,631,000	7,976,973
Class G, 6.75% 4/15/29 (e)		4,128,000	2,133,160
Class H, 4.4967% 4/15/29 (e)		6,130,384	1,028,894
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		7,400,000	7,183,823
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	435,626
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		1,319,894	1,319,894
Class J, 6.974% 8/15/36 (d)		2,788,000	2,649,187
Class K, 6.974% 8/15/36 (d)		5,260,000	521,355
Series 2000-C1:
Class G, 7% 3/15/33 (d)		2,325,000	2,325,000
Class H, 7% 3/15/33 (d)		1,093,000	1,015,359
Class K, 7% 3/15/33		2,473,000	1,773,447
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		3,380,000	3,283,186
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		3,210,000	1,997,277
Series 2005-GG3:
Class J, 4.685% 8/10/42 (d)(e)		900,000	108,304
Class K, 4.685% 8/10/42 (d)(e)		1,700,000	180,542
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(e)		3,736,000	3,792,040
Series 1998-GLII:
Class F, 7.742% 4/13/31 (d)(e)		447,406	447,775
Class G, 7.742% 4/13/31 (d)(e)		2,083,000	1,828,795
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (d)(e)		2,850,000	1,456,920
Series 2004-GG2:
Class J, 5.067% 8/1/38 (d)(e)		420,000	92,857
Class K, 5.067% 8/1/38 (d)(e)		720,000	121,302
Series 2006-RR2:
Class M, 5.6863% 6/1/46 (d)(e)		727,000	7,270
Class N, 5.6863% 6/1/46 (d)(e)		160,000	400
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		$ 2,003,000	$ 40,061
Class X, 1.3474% 10/15/32 (d)(e)(f)		14,426,833	124,864
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	674,650
Class E, 6.135% 7/12/37 (d)		1,686,000	1,512,623
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,267,146
Series 2003-CB7 Class L, 5.173% 1/12/38 (d)(e)		4,096,000	164,410
Series 2009-IWST Class D, 7.443% 12/1/27 (d)		1,750,000	1,682,292
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2005-FL1A Class A2, 0.4119% 2/15/19 (d)(e)		2,174,203	2,024,594
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,011,343
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	766,908
Series 2005-PRKS Class A, 10.075% 1/15/15 (d)(e)		2,418,200	746,257
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		8,005,000	8,007,432
Series 1999-C7:
Class G, 6% 10/15/35 (d)		5,492,085	5,568,553
Class H, 6% 10/15/35 (d)		1,991,000	1,875,554
Class NR, 6% 10/15/35 (d)		2,655,844	465,156
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,075,000	890,828
Class H, 6% 7/15/31 (d)		2,045,000	122,700
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		2,483,000	49,660
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		3,987,000	4,066,740
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (d)(e)		240,266	155,092
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	996,092
Series 2000-C3 Class B, 7.95% 3/15/32		3,464,543	3,495,540
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	2,304,048
Class P, 5.868% 11/15/33		1,320,000	345,201
Series 2002-C1:
Class J, 6.95% 3/15/34 (d)(e)		1,319,000	1,099,836
Class K, 6.428% 3/15/34 (d)		4,024,000	3,119,687
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	351,183
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4 Class AM, 5.9025% 6/15/38 (e)		$ 1,190,000	$ 1,034,450
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)		1,510,000	1,328,800
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	55,720
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	168,630
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	214,509
Class G, 4.384% 7/12/15	CAD	275,000	103,024
Class H, 4.384% 7/12/15	CAD	184,000	66,357
Class J, 4.384% 7/12/15	CAD	275,000	95,516
Class K, 4.384% 7/12/15	CAD	275,000	92,024
Class L, 4.384% 7/12/15	CAD	184,000	59,343
Class M, 4.384% 7/12/15	CAD	772,000	197,144
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	283,662
Class G, 4.525% 11/12/37 (e)	CAD	846,000	283,494
Class H, 4.525% 11/12/37 (e)	CAD	235,000	74,162
Class J, 4.525% 11/12/37 (e)	CAD	248,000	71,172
Class K, 4.525% 11/12/37 (e)	CAD	261,000	71,847
Class L, 4.525% 11/12/37 (e)	CAD	248,000	65,525
Class M, 4.525% 11/12/37 (e)	CAD	2,057,000	402,365
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		7,281,750	7,374,696
Series 1998-C3 Class E, 7.0618% 12/15/30 (e)		1,462,000	1,520,541
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		2,024,735	202
Series 2001-HRPA Class H, 6.778% 2/3/16 (d)		2,075,000	2,054,250
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,161,768
Class J, 5.695% 7/12/34 (d)		700,000	263,245
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (d)(e)		1,869,000	212,176
Class K, 5.091% 8/12/39 (d)(e)		1,482,000	102,657
Series 2006-C1 Class AM, 5.6564% 5/12/39 (e)		700,000	599,856
Series 2006-KEY2 Class L, 5.091% 8/12/39 (d)		1,370,000	64,668
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (d)		645,000	12,900
Class G, 12.349% 10/15/13 (d)		465,000	4,650
Class IO, 7.9258% 1/15/18 (e)(f)		807,275	78,709
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		$ 1,074,000	$ 75,180
Class E, 8.309% 10/15/40 (d)		441,000	26,460
Class F, 10.223% 10/15/40 (d)		772,000	38,600
Class G, 12.933% 10/15/40 (d)		497,000	19,880
Series 2005-C3:
Class D, 7.7% 5/20/44 (d)		1,039,000	62,340
Class E, 8.757% 5/20/44 (d)		738,000	36,900
Class F, 10.813% 5/20/44 (d)		479,000	19,160
Class G, 10% 5/20/44 (d)		673,000	20,190
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		4,201,888	3,886,746
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,215,000	3,689,428
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	990,862
Series 1997-RR Class G1, 7.4579% 4/30/39 (d)(e)		2,842,887	645,335
Series 1998-CF1 Class F, 7.35% 7/15/32 (d)		2,170,000	2,235,100
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		4,405,745	4,395,321
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	455,504
Class N, 6.54% 3/15/32 (d)		304,222	304
Series 1999-WF1 Class L, 5.91% 11/15/31 (d)		1,071,000	986,605
Series 2003-IQ5 Class C, 5.2983% 4/15/38 (e)		1,200,000	1,105,709
Series 2005-HQ7:
Class E, 5.2072% 11/14/42 (e)		1,175,000	672,688
Class F, 5.2072% 11/14/42 (e)		2,480,000	942,400
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		1,237,000	1,224,279
Series 2000-PRIN Class C, 7.9622% 2/23/34 (e)		2,519,000	2,684,445
Series 2001-IQA Class F, 6.79% 12/18/32 (d)		1,256,395	1,263,741
Series 2003-TOP9 Class E, 5.7413% 11/13/36 (d)(e)		630,000	365,250
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (d)		5,262,012	5,592,200
Class G, 5% 8/20/30 (d)		2,427,000	2,403,502
Class J, 5% 8/20/30 (d)		2,240,000	1,859,200
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	6,369,587
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9005% 2/15/13 (d)(e)		3,765,000	3,976,812
Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)		1,941,981	1,939,651
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	$ 1,170,000	$ 689,302
Class G, 4.456% 9/12/38 (d)	CAD	585,000	326,594
Class H, 4.456% 9/12/38 (d)	CAD	390,000	206,466
Class J, 4.456% 9/12/38 (d)	CAD	390,000	195,161
Class K, 4.456% 9/12/38 (d)	CAD	195,000	86,753
Class L, 4.456% 9/12/38 (d)	CAD	281,000	118,142
Class M, 4.456% 9/12/38 (d)	CAD	1,400,602	309,909
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	900,203
Class G, 4.57% 4/12/23	CAD	505,000	284,413
Class H, 4.57% 4/12/23	CAD	505,000	269,756
Class J, 4.57% 4/12/23	CAD	505,000	256,035
Class K, 4.57% 4/12/23	CAD	253,000	121,830
Class L, 4.57% 4/12/23	CAD	757,000	346,454
Class M, 4.57% 4/12/23	CAD	2,222,418	444,800
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(d)(e)		384,889	108,627
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.8413% 5/18/32 (d)(e)		2,500,000	2,443,435
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	1,090,327
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (d)(e)		2,341,000	2,060,080
Class F6, 6.5% 2/18/34 (d)(e)		517,000	423,940
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		3,185,000	3,209,145
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8069% 7/15/24 (d)(e)		2,500,000	417,222
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-ESH Class A1, 0.6819% 6/15/19 (d)(e)		1,157,762	1,041,986
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,645,338
Class C, 5.21% 8/15/41		1,260,000	1,032,680
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		1,250,000	534,998
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1673% 10/18/31 (d)(e)		5,163,000	4,768,076
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $374,444,434)			298,073,812
Common Stocks - 0.0%
	Shares	Value
Homebuilding/Real Estate - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(d) (Cost $152)	15,170	$ 152
Nonconvertible Preferred Stocks - 3.5%

Homebuilding/Real Estate - 3.5%
Annaly Capital Management, Inc. Series A, 7.875%	61,915	1,537,969
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	415,965
Series T, 8.00%	103,000	2,415,350
Series U, 7.75%	16,000	364,000
CBL & Associates Properties, Inc. 7.375%	56,000	1,177,680
CenterPoint Properties Trust Series D, 5.377%	2,775	1,248,750
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,418,200
Lexington Realty Trust 7.55%	20,000	410,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	61,200	1,557,540
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	1,051,160
Public Storage Series M, 6.625%	112,791	2,669,763
		15,266,377
Hotels - 0.0%
Innkeepers USA Trust Series C, 8.00% (a)	35,000	38,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,943,707)		15,304,877
Interfund Loans - 1.8%
	Principal Amount (c)
With Fidelity Blue Chip Growth Fund at 0.40 due 3/1/10 (g) (Cost $8,027,000)	$ 8,027,000	8,027,000
Preferred Securities - 0.3%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,100,000	0
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (d)	1,100,000	0
Lenox Ltd. Series 2007-1, 3/4/45 (d)	1,865,000	0
		21
Preferred Securities - continued
	Principal Amount (c)	Value
Homebuilding/Real Estate - 0.3%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	$ 3,000,000	$ 394,200
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	703,390
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	57,420
		1,155,010
TOTAL PREFERRED SECURITIES (Cost $15,270,948)		1,155,031
Cash Equivalents - 7.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $31,935,000)	$ 31,935,266	31,935,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $605,247,427)		437,480,807
NET OTHER ASSETS - 0.1%		646,622
NET ASSETS - 100%		$ 438,127,429
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,621,445 or 59.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Loan is with an affiliated fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,041,212 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 201,353
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 522,717
Class B4, 7% 9/25/41	11/2/01	$ 153,609
Class B5, 7% 9/25/41	11/2/01	$ 56,854
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,545,391
Class B4, 5.75% 12/25/42	3/25/03	$ 668,171
Class B5, 5.75% 12/25/42	3/25/03	$ 21,789
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 4.8555% 6/25/43	9/29/03	$ 141,424
Class 2B5, 4.8555% 6/25/43	9/29/03	$ 42,293
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7288% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,935,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 15,157,910
Banc of America Securities LLC	2,581,510
Bank of America, NA	5,163,020
Citigroup Global Markets, Inc.	937,510
Credit Suisse Securities (USA) LLC	1,383,123
J.P. Morgan Securities, Inc.	1,721,007
Mizuho Securities USA, Inc.	1,721,007
RBC Capital Markets Corp.	1,979,158
RBS Securities, Inc.	1,290,755
$ 31,935,000
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 15,305,029	$ 14,056,127	$ -	$ 1,248,902
Corporate Bonds	22,360,980	-	19,658,379	2,702,601
Asset-Backed Securities	34,804,941	-	10,707,163	24,097,778
Collateralized Mortgage Obligations	25,819,014	-	21,041,371	4,777,643
Commercial Mortgage Securities	298,073,812	-	271,320,378	26,753,434
Interfund Loans	8,027,000	-	8,027,000	-
Preferred Securities	1,155,031	-	-	1,155,031
Cash Equivalents	31,935,000	-	31,935,000	-
Total Investments in Securities:	$ 437,480,807	$ 14,056,127	$ 362,689,291	$ 60,735,389
Percentage of Market Value	100%	3.2%	82.9%	13.9%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,227,938
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	20,812
Cost of Purchases	152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,248,902
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 20,812
Corporate Bonds
Beginning Balance	$ 2,683,288
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	35,725
Cost of Purchases	-
Proceeds of Sales	(16,412)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,702,601
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 35,725
Asset-Backed Securities
Beginning Balance	$ 22,051,704
Total Realized Gain (Loss)	65,947
Total Unrealized Gain (Loss)	1,070,303
Cost of Purchases	423,340
Proceeds of Sales	(495,476)
Amortization/Accretion	(389,110)
Transfers in/out of Level 3	1,371,070
Ending Balance	$ 24,097,778
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 975,000
Collateralized Mortgage Obligations
Beginning Balance	$ 5,561,996
Total Realized Gain (Loss)	4,643
Total Unrealized Gain (Loss)	870,581
Cost of Purchases	84,719
Proceeds of Sales	(369,323)
Amortization/Accretion	(245,088)
Transfers in/out of Level 3	(1,129,885)
Ending Balance	$ 4,777,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 771,913
Commercial Mortgage Securities
Beginning Balance	$ 43,186,411
Total Realized Gain (Loss)	951,299
Total Unrealized Gain (Loss)	1,513,388
Cost of Purchases	611,260
Proceeds of Sales	(1,670,494)
Amortization/Accretion	(321,263)
Transfers in/out of Level 3	(17,517,167)
Ending Balance	$ 26,753,434
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 54,079
Preferred Securities
Beginning Balance	$ 952,207
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	138,144
Cost of Purchases	66,600
Proceeds of Sales	-
Amortization/Accretion	(1,920)
Transfers in/out of Level 3	-
Ending Balance	$ 1,155,031
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 138,144

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $605,250,512. Net unrealized depreciation aggregated $167,769,705, of which $16,144,245 related to appreciated investment securities and $183,913,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

During the year, instability in the credit markets for these asset classes resulted in less frequent observable trading and fewer dealers valuing these securities.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

As of February 28, 2010, 45.0% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010